UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                                    811-24019

Victory Portfolios IV
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas  78256
(Address of principal executive offices)                         (Zip code)

Christopher J. Kelley, Victory Capital Management Inc. 60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Victory Pioneer Fundamental Growth Fund

Class A

Ticker: PIGFX

Annual Shareholder Report — March 31, 2026

The annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$104	0.99%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Consumer staples was the largest sector contributor to relative performance as compared to the Russell 1000® Growth Index (the “Index”), and the portfolio benefited from its lack of exposure to the declining real estate sector.

  At the individual security level, overweight positions in Amphenol Corp., Class A and ASML Holding NV, Class NY were the top contributors to relative performance, as both positions significantly outperformed the Index on the strength of robust revenue growth and expanding AI-driven demand.

Top detractors from performance:

  Stock selection in industrials and communication services were the largest detractors to performance relative to the Index.

  At the individual security level, NVIDIA Corp. and Broadcom, Inc., were the largest detractors, as the portfolio's underweight positions in both names proved costly given their substantial outperformance during the period.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Fundamental Growth Fund Class A @ NAV - $33,772	Victory Pioneer Fundamental Growth Fund Class A @ MOP - $31,829	S&P 500® Index (regulatory broad based index) - $37,594	Russell 1000® Growth Index - $47,382
3/16	$10,000	$9,425	$10,000	$10,000
3/17	$11,178	$10,535	$11,717	$11,576
3/18	$12,760	$12,026	$13,357	$14,036
3/19	$14,406	$13,578	$14,625	$15,825
3/20	$14,094	$13,283	$13,605	$15,969
3/21	$21,924	$20,663	$21,271	$25,989
3/22	$24,270	$22,873	$24,599	$29,882
3/23	$22,706	$21,400	$22,698	$26,624
3/24	$30,946	$29,165	$29,480	$37,007
3/25	$30,921	$29,142	$31,913	$39,879
3/26	$33,772	$31,829	$37,594	$47,382

AVERAGE ANNUAL TOTAL RETURNS

(as of March 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	9.22%	9.03%	12.94%
Class A @ MOP	2.96%	7.74%	12.27%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 1000® Growth Index	18.81%	12.76%	16.83%

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$5,786,549
Number of Holdings	37
Investment Advisory Fees	$42,644
Portfolio Turnover	24%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of March 31, 2026)

Table Summary
Value	Value
Materials	0.6%
Industrials	8.5%
Financials	8.9%
Communication Services	10.4%
Health Care	11.1%
Consumer Discretionary	19.0%
Information TechnologyFootnote Reference**	41.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of March 31, 2026)

Table Summary
Apple, Inc.	7.9%
Amazon.com, Inc.	7.3%
Microsoft Corp.	4.4%
Eli Lilly & Co.	4.4%
Amphenol Corp., Class A	4.3%
ASML Holding NV, Class NY	4.2%
Visa, Inc., Class A	3.8%
Synopsys, Inc.	3.5%
Uber Technologies, Inc.	3.5%
Advanced Micro Devices, Inc.	3.2%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PIGFX — AR (3/26)

Victory Pioneer Fundamental Growth Fund

Class C

Ticker: FUNCX

Annual Shareholder Report — March 31, 2026

The annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$179	1.72%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Consumer staples was the largest sector contributor to relative performance as compared to the Russell 1000® Growth Index (the “Index”), and the portfolio benefited from its lack of exposure to the declining real estate sector.

  At the individual security level, overweight positions in Amphenol Corp., Class A and ASML Holding NV, Class NY were the top contributors to relative performance, as both positions significantly outperformed the Index on the strength of robust revenue growth and expanding AI-driven demand.

Top detractors from performance:

  Stock selection in industrials and communication services were the largest detractors to performance relative to the Index.

  At the individual security level, NVIDIA Corp. and Broadcom, Inc., were the largest detractors, as the portfolio's underweight positions in both names proved costly given their substantial outperformance during the period.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Fundamental Growth Fund Class C @ NAV - $31,965	Victory Pioneer Fundamental Growth Fund Class C @ CDSC - $31,965	S&P 500® Index (regulatory broad based index) - $37,594	Russell 1000® Growth Index - $47,382
3/16	$10,000	$10,000	$10,000	$10,000
3/17	$11,098	$11,098	$11,717	$11,576
3/18	$12,592	$12,592	$13,357	$14,036
3/19	$14,118	$14,118	$14,625	$15,825
3/20	$13,729	$13,729	$13,605	$15,969
3/21	$21,204	$21,204	$21,271	$25,989
3/22	$23,305	$23,305	$24,599	$29,882
3/23	$21,652	$21,652	$22,698	$26,624
3/24	$29,290	$29,290	$29,480	$37,007
3/25	$29,266	$29,266	$31,913	$39,879
3/26	$31,965	$31,965	$37,594	$47,382

AVERAGE ANNUAL TOTAL RETURNS

(as of March 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	8.43%	8.24%	12.32%
Class C @ CDSC	7.56%	8.24%	12.32%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 1000® Growth Index	18.81%	12.76%	16.83%

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$5,786,549
Number of Holdings	37
Investment Advisory Fees	$42,644
Portfolio Turnover	24%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of March 31, 2026)

Table Summary
Value	Value
Materials	0.6%
Industrials	8.5%
Financials	8.9%
Communication Services	10.4%
Health Care	11.1%
Consumer Discretionary	19.0%
Information TechnologyFootnote Reference**	41.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of March 31, 2026)

Table Summary
Apple, Inc.	7.9%
Amazon.com, Inc.	7.3%
Microsoft Corp.	4.4%
Eli Lilly & Co.	4.4%
Amphenol Corp., Class A	4.3%
ASML Holding NV, Class NY	4.2%
Visa, Inc., Class A	3.8%
Synopsys, Inc.	3.5%
Uber Technologies, Inc.	3.5%
Advanced Micro Devices, Inc.	3.2%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

FUNCX — AR (3/26)

Victory Pioneer Fundamental Growth Fund

Class R

Ticker: PFGRX

Annual Shareholder Report — March 31, 2026

The annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$142	1.36%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Consumer staples was the largest sector contributor to relative performance as compared to the Russell 1000® Growth Index (the “Index”), and the portfolio benefited from its lack of exposure to the declining real estate sector.

  At the individual security level, overweight positions in Amphenol Corp., Class A and ASML Holding NV, Class NY were the top contributors to relative performance, as both positions significantly outperformed the Index on the strength of robust revenue growth and expanding AI-driven demand.

Top detractors from performance:

  Stock selection in industrials and communication services were the largest detractors to performance relative to the Index.

  At the individual security level, NVIDIA Corp. and Broadcom, Inc., were the largest detractors, as the portfolio's underweight positions in both names proved costly given their substantial outperformance during the period.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Fundamental Growth Fund Class R - $32,579	S&P 500® Index (regulatory broad based index) - $37,594	Russell 1000® Growth Index - $47,382
3/16	$10,000	$10,000	$10,000
3/17	$11,141	$11,717	$11,576
3/18	$12,680	$13,357	$14,036
3/19	$14,274	$14,625	$15,825
3/20	$13,924	$13,605	$15,969
3/21	$21,582	$21,271	$25,989
3/22	$23,788	$24,599	$29,882
3/23	$22,170	$22,698	$26,624
3/24	$30,101	$29,480	$37,007
3/25	$29,954	$31,913	$39,879
3/26	$32,579	$37,594	$47,382

AVERAGE ANNUAL TOTAL RETURNS

(as of March 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R	8.76%	8.58%	12.54%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 1000® Growth Index	18.81%	12.76%	16.83%

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$5,786,549
Number of Holdings	37
Investment Advisory Fees	$42,644
Portfolio Turnover	24%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of March 31, 2026)

Table Summary
Value	Value
Materials	0.6%
Industrials	8.5%
Financials	8.9%
Communication Services	10.4%
Health Care	11.1%
Consumer Discretionary	19.0%
Information TechnologyFootnote Reference**	41.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of March 31, 2026)

Table Summary
Apple, Inc.	7.9%
Amazon.com, Inc.	7.3%
Microsoft Corp.	4.4%
Eli Lilly & Co.	4.4%
Amphenol Corp., Class A	4.3%
ASML Holding NV, Class NY	4.2%
Visa, Inc., Class A	3.8%
Synopsys, Inc.	3.5%
Uber Technologies, Inc.	3.5%
Advanced Micro Devices, Inc.	3.2%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PFGRX — AR (3/26)

Victory Pioneer Fundamental Growth Fund

Class R6

Ticker: PFGKX

Annual Shareholder Report — March 31, 2026

The annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$68	0.65%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Consumer staples was the largest sector contributor to relative performance as compared to the Russell 1000® Growth Index (the “Index”), and the portfolio benefited from its lack of exposure to the declining real estate sector.

  At the individual security level, overweight positions in Amphenol Corp., Class A and ASML Holding NV, Class NY were the top contributors to relative performance, as both positions significantly outperformed the Index on the strength of robust revenue growth and expanding AI-driven demand.

Top detractors from performance:

  Stock selection in industrials and communication services were the largest detractors to performance relative to the Index.

  At the individual security level, NVIDIA Corp. and Broadcom, Inc., were the largest detractors, as the portfolio's underweight positions in both names proved costly given their substantial outperformance during the period.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Fundamental Growth Fund Class R6 - $35,087	S&P 500® Index (regulatory broad based index) - $37,594	Russell 1000® Growth Index - $47,382
3/16	$10,000	$10,000	$10,000
3/17	$11,224	$11,717	$11,576
3/18	$12,872	$13,357	$14,036
3/19	$14,594	$14,625	$15,825
3/20	$14,341	$13,605	$15,969
3/21	$22,393	$21,271	$25,989
3/22	$24,874	$24,599	$29,882
3/23	$23,348	$22,698	$26,624
3/24	$31,932	$29,480	$37,007
3/25	$32,019	$31,913	$39,879
3/26	$35,087	$37,594	$47,382

AVERAGE ANNUAL TOTAL RETURNS

(as of March 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R6	9.58%	9.40%	13.37%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 1000® Growth Index	18.81%	12.76%	16.83%

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$5,786,549
Number of Holdings	37
Investment Advisory Fees	$42,644
Portfolio Turnover	24%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of March 31, 2026)

Table Summary
Value	Value
Materials	0.6%
Industrials	8.5%
Financials	8.9%
Communication Services	10.4%
Health Care	11.1%
Consumer Discretionary	19.0%
Information TechnologyFootnote Reference**	41.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of March 31, 2026)

Table Summary
Apple, Inc.	7.9%
Amazon.com, Inc.	7.3%
Microsoft Corp.	4.4%
Eli Lilly & Co.	4.4%
Amphenol Corp., Class A	4.3%
ASML Holding NV, Class NY	4.2%
Visa, Inc., Class A	3.8%
Synopsys, Inc.	3.5%
Uber Technologies, Inc.	3.5%
Advanced Micro Devices, Inc.	3.2%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PFGKX — AR (3/26)

Victory Pioneer Fundamental Growth Fund

Class Y

Ticker: FUNYX

Annual Shareholder Report — March 31, 2026

The annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$80	0.76%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Consumer staples was the largest sector contributor to relative performance as compared to the Russell 1000® Growth Index (the “Index”), and the portfolio benefited from its lack of exposure to the declining real estate sector.

  At the individual security level, overweight positions in Amphenol Corp., Class A and ASML Holding NV, Class NY were the top contributors to relative performance, as both positions significantly outperformed the Index on the strength of robust revenue growth and expanding AI-driven demand.

Top detractors from performance:

  Stock selection in industrials and communication services were the largest detractors to performance relative to the Index.

  At the individual security level, NVIDIA Corp. and Broadcom, Inc., were the largest detractors, as the portfolio's underweight positions in both names proved costly given their substantial outperformance during the period.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Pioneer Fundamental Growth Fund Class Y - $3,471,787	S&P 500® Index (regulatory broad based index) - $3,759,447	Russell 1000® Growth Index - $4,738,165
3/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,121,131	$1,171,722	$1,157,562
3/18	$1,284,137	$1,335,668	$1,403,589
3/19	$1,454,655	$1,462,509	$1,582,515
3/20	$1,427,850	$1,360,457	$1,596,942
3/21	$2,227,279	$2,127,097	$2,598,918
3/22	$2,471,504	$2,459,899	$2,988,165
3/23	$2,318,294	$2,269,786	$2,662,407
3/24	$3,166,512	$2,948,026	$3,700,652
3/25	$3,171,347	$3,191,288	$3,987,942
3/26	$3,471,787	$3,759,447	$4,738,165

AVERAGE ANNUAL TOTAL RETURNS

(as of March 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	9.47%	9.28%	13.25%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 1000® Growth Index	18.81%	12.76%	16.83%

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$5,786,549
Number of Holdings	37
Investment Advisory Fees	$42,644
Portfolio Turnover	24%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of March 31, 2026)

Table Summary
Value	Value
Materials	0.6%
Industrials	8.5%
Financials	8.9%
Communication Services	10.4%
Health Care	11.1%
Consumer Discretionary	19.0%
Information TechnologyFootnote Reference**	41.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of March 31, 2026)

Table Summary
Apple, Inc.	7.9%
Amazon.com, Inc.	7.3%
Microsoft Corp.	4.4%
Eli Lilly & Co.	4.4%
Amphenol Corp., Class A	4.3%
ASML Holding NV, Class NY	4.2%
Visa, Inc., Class A	3.8%
Synopsys, Inc.	3.5%
Uber Technologies, Inc.	3.5%
Advanced Micro Devices, Inc.	3.2%
Table Summary
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

FUNYX — AR (3/26)

Victory Pioneer Multi-Asset Ultrashort Income Fund

Class A

Ticker: MAFRX

Annual Shareholder Report — March 31, 2026

The annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$59	0.58%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s exposures to collateralized loan obligations, industrials and agency mortgage-backed securities contributed to performance relative to the ICE BofA 3-Month US Treasury Bill Index (the “Index”).

  The Fund’s long average U.S. duration position relative to the Index of 0.1 years contributed to performance as yields moved lower in the middle part of the period.

  The Fund benefited from out of Index allocations to non-agency mortgage-backed securities, commercial mortgage-backed securities, and the financial sector.

Top detractors from performance:

  Yield curve positioning modestly detracted from performance relative to the Index.

  Security selection in the asset-backed securities sector detracted from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Multi-Asset Ultrashort Income Fund Class A @ NAV - $13,243	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,835	ICE BofA 3-Month US Treasury Bill Index - $12,502
3/16	$10,000	$10,000	$10,000
3/17	$10,233	$10,044	$10,036
3/18	$10,410	$10,165	$10,146
3/19	$10,641	$10,620	$10,362
3/20	$10,212	$11,569	$10,596
3/21	$10,867	$11,651	$10,609
3/22	$10,884	$11,168	$10,615
3/23	$11,158	$10,633	$10,881
3/24	$12,002	$10,814	$11,451
3/25	$12,703	$11,342	$12,021
3/26	$13,243	$11,835	$12,502

AVERAGE ANNUAL TOTAL RETURNS

(as of March 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	4.25%	4.03%	2.85%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA 3-Month US Treasury Bill Index	4.00%	3.34%	2.26%

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$8,082,066
Number of Holdings	1,175
Investment Advisory Fees	$22,643
Portfolio Turnover	54%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of March 31, 2026)

Table Summary
Value	Value
Corporate Bonds	22.1%
Asset-Backed Securities	17.0%
Collateralized Loan Obligations	16.1%
Collateralized Mortgage Obligations	14.3%
Yankee Dollars	11.5%
Commercial Paper	8.7%
Repurchase Agreements	6.8%
U.S. Government Agency Mortgages	3.1%
OtherFootnote Reference**	2.0%
Table Summary
^	Percentages are of the net assets of the Fund and may not equal 100%.
*	Does not include derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MAFRX — AR (3/26)

Victory Pioneer Multi-Asset Ultrashort Income Fund

Class C

Ticker: MAUCX

Annual Shareholder Report — March 31, 2026

The annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$90	0.88%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s exposures to collateralized loan obligations, industrials and agency mortgage-backed securities contributed to performance relative to the ICE BofA 3-Month US Treasury Bill Index (the “Index”).

  The Fund’s long average U.S. duration position relative to the Index of 0.1 years contributed to performance as yields moved lower in the middle part of the period.

  The Fund benefited from out of Index allocations to non-agency mortgage-backed securities, commercial mortgage-backed securities, and the financial sector.

Top detractors from performance:

  Yield curve positioning modestly detracted from performance relative to the Index.

  Security selection in the asset-backed securities sector detracted from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Multi-Asset Ultrashort Income Fund Class C @ NAV - $12,943	Victory Pioneer Multi-Asset Ultrashort Income Fund Class C @ CDSC - $12,943	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,835	ICE BofA 3-Month US Treasury Bill Index - $12,502
3/16	$10,000	$10,000	$10,000	$10,000
3/17	$10,200	$10,200	$10,044	$10,036
3/18	$10,332	$10,332	$10,165	$10,146
3/19	$10,538	$10,538	$10,620	$10,362
3/20	$10,101	$10,101	$11,569	$10,596
3/21	$10,717	$10,717	$11,651	$10,609
3/22	$10,702	$10,702	$11,168	$10,615
3/23	$10,938	$10,938	$10,633	$10,881
3/24	$11,730	$11,730	$10,814	$11,451
3/25	$12,416	$12,416	$11,342	$12,021
3/26	$12,943	$12,943	$11,835	$12,502

AVERAGE ANNUAL TOTAL RETURNS

(as of March 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	3.93%	3.72%	2.61%
Class C @ CDSC	2.94%	3.72%	2.61%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA 3-Month US Treasury Bill Index	4.00%	3.34%	2.26%

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$8,082,066
Number of Holdings	1,175
Investment Advisory Fees	$22,643
Portfolio Turnover	54%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of March 31, 2026)

Table Summary
Value	Value
Corporate Bonds	22.1%
Asset-Backed Securities	17.0%
Collateralized Loan Obligations	16.1%
Collateralized Mortgage Obligations	14.3%
Yankee Dollars	11.5%
Commercial Paper	8.7%
Repurchase Agreements	6.8%
U.S. Government Agency Mortgages	3.1%
OtherFootnote Reference**	2.0%
Table Summary
^	Percentages are of the net assets of the Fund and may not equal 100%.
*	Does not include derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MAUCX — AR (3/26)

Victory Pioneer Multi-Asset Ultrashort Income Fund

Class R6

Ticker: MAUKX

Annual Shareholder Report — March 31, 2026

The annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$36	0.35%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s exposures to collateralized loan obligations, industrials and agency mortgage-backed securities contributed to performance relative to the ICE BofA 3-Month US Treasury Bill Index (the “Index”).

  The Fund’s long average U.S. duration position relative to the Index of 0.1 years contributed to performance as yields moved lower in the middle part of the period.

  The Fund benefited from out of Index allocations to non-agency mortgage-backed securities, commercial mortgage-backed securities, and the financial sector.

Top detractors from performance:

  Yield curve positioning modestly detracted from performance relative to the Index.

  Security selection in the asset-backed securities sector detracted from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Multi-Asset Ultrashort Income Fund Class R6 - $13,555	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,835	ICE BofA 3-Month US Treasury Bill Index - $12,502
3/16	$10,000	$10,000	$10,000
3/17	$10,255	$10,044	$10,036
3/18	$10,444	$10,165	$10,146
3/19	$10,710	$10,620	$10,362
3/20	$10,322	$11,569	$10,596
3/21	$11,008	$11,651	$10,609
3/22	$11,051	$11,168	$10,615
3/23	$11,355	$10,633	$10,881
3/24	$12,242	$10,814	$11,451
3/25	$12,987	$11,342	$12,021
3/26	$13,555	$11,835	$12,502

AVERAGE ANNUAL TOTAL RETURNS

(as of March 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R6	4.38%	4.25%	3.09%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA 3-Month US Treasury Bill Index	4.00%	3.34%	2.26%

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$8,082,066
Number of Holdings	1,175
Investment Advisory Fees	$22,643
Portfolio Turnover	54%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of March 31, 2026)

Table Summary
Value	Value
Corporate Bonds	22.1%
Asset-Backed Securities	17.0%
Collateralized Loan Obligations	16.1%
Collateralized Mortgage Obligations	14.3%
Yankee Dollars	11.5%
Commercial Paper	8.7%
Repurchase Agreements	6.8%
U.S. Government Agency Mortgages	3.1%
OtherFootnote Reference**	2.0%
Table Summary
^	Percentages are of the net assets of the Fund and may not equal 100%.
*	Does not include derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MAUKX — AR (3/26)

Victory Pioneer Multi-Asset Ultrashort Income Fund

Class Y

Ticker: MYFRX

Annual Shareholder Report — March 31, 2026

The annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$45	0.44%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s exposures to collateralized loan obligations, industrials and agency mortgage-backed securities contributed to performance relative to the ICE BofA 3-Month US Treasury Bill Index (the “Index”).

  The Fund’s long average U.S. duration position relative to the Index of 0.1 years contributed to performance as yields moved lower in the middle part of the period.

  The Fund benefited from out of Index allocations to non-agency mortgage-backed securities, commercial mortgage-backed securities, and the financial sector.

Top detractors from performance:

  Yield curve positioning modestly detracted from performance relative to the Index.

  Security selection in the asset-backed securities sector detracted from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Pioneer Multi-Asset Ultrashort Income Fund Class Y - $1,343,450	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,183,479	ICE BofA 3-Month US Treasury Bill Index - $1,250,159
3/16	$1,000,000	$1,000,000	$1,000,000
3/17	$1,024,544	$1,004,406	$1,003,570
3/18	$1,042,665	$1,016,489	$1,014,649
3/19	$1,068,461	$1,062,033	$1,036,166
3/20	$1,028,009	$1,156,913	$1,059,616
3/21	$1,095,410	$1,165,130	$1,060,857
3/22	$1,098,751	$1,116,752	$1,061,528
3/23	$1,128,148	$1,063,334	$1,088,113
3/24	$1,215,293	$1,081,390	$1,145,147
3/25	$1,288,250	$1,134,159	$1,202,095
3/26	$1,343,450	$1,183,479	$1,250,159

AVERAGE ANNUAL TOTAL RETURNS

(as of March 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	4.28%	4.17%	3.00%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA 3-Month US Treasury Bill Index	4.00%	3.34%	2.26%

FUND STATISTICS

($ amounts in 000s)

(as of March 31, 2026)

Table Summary
Net Assets	$8,082,066
Number of Holdings	1,175
Investment Advisory Fees	$22,643
Portfolio Turnover	54%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of March 31, 2026)

Table Summary
Value	Value
Corporate Bonds	22.1%
Asset-Backed Securities	17.0%
Collateralized Loan Obligations	16.1%
Collateralized Mortgage Obligations	14.3%
Yankee Dollars	11.5%
Commercial Paper	8.7%
Repurchase Agreements	6.8%
U.S. Government Agency Mortgages	3.1%
OtherFootnote Reference**	2.0%
Table Summary
^	Percentages are of the net assets of the Fund and may not equal 100%.
*	Does not include derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MYFRX — AR (3/26)

(b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Mr. Fred J. Ricciardi  is  an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees.  Fees for audit services provided to the Registrant were $94,400 and $104,850 for the fiscal years ended March 31, 2026 and 2025, respectively.

(b) Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item were $0 and $0 for the fiscal years ended March 31, 2026 and 2025, respectively.

(c)  Tax Fees.  Fees for tax services, which consisted of foreign tax compliance and tax consulting services, were $20,710 and $26,550 for the fiscal years ended March 31, 2026 and 2025, respectively.

(d)  All Other Fees.  Fees for other services totaled $2,700 and $0 for the fiscal years ended March 31, 2026 and 2025, respectively.

(e)  (1)  The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.

     (2)  100% of services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X.

(f)  All of the work in connection with the audit of the Registrant during the years ended March 31, 2026 and 2025 was performed by full-time employees of the Registrant’s principal accountant.

(g)  The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $23,410 and $0 for the years ended March 31, 2026 and 2025, respectively.

(h)  The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

March 31, 2026
Annual: Full Financials
Victory Pioneer Fundamental Growth Fund

vcm.com
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TABLE OF CONTENTS
Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
4
Statement of Operations
5
Statements of Changes in Net Assets
6
Financial Highlights
8
Notes to Financial Statements (Form N-CSR Item 7) 13
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 20
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
21

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios IV
Victory Pioneer Fundamental Growth Fund
2
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.9%)
Communication Services (10.4%):
Alphabet, Inc. , Class C ................................................... 543,816 $ 155,999
Netflix, Inc. (a) ......................................................... 1,525,544 146,681
Pinterest, Inc. , Class A (a) ................................................. 7,876,571 144,456
Spotify Technology SA (a) ................................................. 155,556 75,431
The Walt Disney Co. .................................................... 829,658 79,962
602,529
Communications Equipment (1.7%):
Motorola Solutions, Inc. .................................................. 226,536 98,310
Consumer Discretionary (19.0%):
Amazon.com, Inc. (a) .................................................... 2,023,068 421,344
Booking Holdings, Inc. ................................................... 29,110 122,562
O'Reilly Automotive, Inc. (a) ............................................... 1,353,182 124,912
Ross Stores, Inc. ....................................................... 739,992 160,305
The Home Depot, Inc. ................................................... 276,366 90,894
The TJX Cos., Inc. ...................................................... 1,127,156 180,007
1,100,024
Electronic Equipment, Instruments & Components (4.3%):
Amphenol Corp. , Class A ................................................. 1,967,832 248,636
Financials (8.9%):
Intercontinental Exchange, Inc. ............................................. 1,092,425 171,816
Mastercard, Inc. , Class A ................................................. 237,869 118,854
Visa, Inc. , Class A ...................................................... 735,583 222,323
512,993
Health Care (11.1%):
Eli Lilly & Co. ......................................................... 277,715 255,434
Intuitive Surgical, Inc. (a) ................................................. 320,805 147,888
Thermo Fisher Scientific, Inc. .............................................. 179,316 88,139
Vertex Pharmaceuticals, Inc. (a) ............................................. 336,298 150,171
641,632
Industrials (8.5%):
Copart, Inc. (a) ......................................................... 1,299,401 43,140
Eaton Corp. PLC ....................................................... 279,558 99,990
Rockwell Automation, Inc. ................................................ 203,434 73,008
The Boeing Co. (a) ...................................................... 380,429 75,717
Uber Technologies, Inc. (a) ................................................ 2,817,613 202,671
494,526
IT Services (1.4%):
Shopify, Inc. , Class A (a) .................................................. 677,637 80,381
Materials (0.6%):
Linde PLC ............................................................ 75,523 37,441
Semiconductors & Semiconductor Equipment (13.9%):
Advanced Micro Devices, Inc. (a) ............................................ 898,178 182,716
Analog Devices, Inc. .................................................... 221,675 70,524
ASML Holding NV , Class NY .............................................. 185,297 244,746
Microchip Technology, Inc. ................................................ 2,187,067 141,307
NVIDIA Corp. ......................................................... 932,255 162,585
801,878
Software (12.2%):
Intuit, Inc. ............................................................ 247,177 106,874
Microsoft Corp. ........................................................ 690,757 255,698
ServiceNow, Inc. (a) ..................................................... 1,320,143 138,021
Synopsys, Inc. (a) ....................................................... 516,219 204,670
705,263

Victory Portfolios IV
Victory Pioneer Fundamental Growth Fund
3
Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Technology Hardware, Storage & Peripherals (7.9%):
Apple, Inc. ........................................................... 1,806,817 $ 458,552
Total Common Stocks (Cost $3,134,973)
a
a
a
5,782,165
Total Investments (Cost $3,134,973) — 99.9% 5,782,165
Other assets in excess of liabilities —  0.1% 4,384
NET ASSETS - 100.00% $ 5,786,549
At March 31, 2026, the Fund's investments in foreign securities were 8.7% of net assets.
(a) Non-income producing security.
PLC
—
Public Limited Company

Statement of Assets and Liabilities
March 31, 2026
4
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
Victory Pioneer
Fundamental
Growth Fund
Assets:
Investments, at value (Cost $3,134,973) $ 5,782,165
Cash 3,932
Receivables:
Dividends and interest 898
Capital shares issued 4,358
Investments sold 9,377
Prepaid expenses 80
Total Assets 5,800,810
Liabilities:
Payables:
Capital shares redeemed 9,313
Accrued expenses and other payables:
Investment advisory fees 3,154
Administration fees 227
Custodian fees 22
Transfer agent fees 43
Sub-Transfer agent fees 1,208
12b-1 fees 201
Other accrued expenses 93
Total Liabilities 14,261
Commitments and contingencies (Note 5 )
Net Assets:
Capital 2,570,944
Total accumulated earnings (loss) 3,215,605
Net Assets $ 5,786,549
Net Assets:
Class A $ 1,223,040
Class C 119,073
Class R 57,975
Class R6 825,518
Class Y 3,560,943
Total $ 5,786,549
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 40,908
Class C 5,232
Class R 2,082
Class R6 27,014
Class Y 115,201
Total 190,437
Net asset value, offering and redemption price per share:(a)
Class A $ 29.90
Class C(b) 22.76
Class R 27.84
Class R6 30.56
Class Y 30.91
Maximum Sales Charge — Class A 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 31.72
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Year Ended March 31, 2026
5
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
Victory Pioneer
Fundamental
Growth Fund
Investment Income:
Dividends $ 42,645
Interest 37
Foreign tax withholding (247)
Total Income 42,435
Expenses:
Investment advisory fees 42,644
Administration fees 3,086
Sub-Administration fees 2
12b-1 fees — Class A 3,572
12b-1 fees — Class C 387
12b-1 fees — Class R 596
Custodian fees 77
Transfer agent fees — Class A 90
Transfer agent fees — Class C 13
Transfer agent fees — Class R 4
Transfer agent fees — Class R6 15
Transfer agent fees — Class Y 139
Sub-Transfer agent fees — Class A 1,254
Sub-Transfer agent fees — Class C 1,261
Sub-Transfer agent fees — Class R 248
Sub-Transfer agent fees — Class Y 4,409
Trustees' fees 289
Legal and audit fees 238
State registration and filing fees 162
Other expenses 234
Total Expenses 58,720
Less fees paid indirectly (62)
Expenses waived/reimbursed by Adviser (1,105)
Net Expenses 57,553
Net Investment Income (Loss) (15,118)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 1,075,633
Net realized gains (losses) from in-kind redemptions 198,622
Net change in unrealized appreciation/depreciation on investment securities (551,163)
Net realized/unrealized gains (losses) on investments 723,092
Change in net assets resulting from operations $ 707,974

6
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Fundamental
Growth Fund
Year
Ended
March 31, 2026
Year
Ended
March 31, 2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (15,118) $ (4,463)
Net realized gains (losses) 1,274,255 1,151,411
Net change in unrealized appreciation/depreciation (551,163) (1,094,045)
Change in net assets resulting from operations 707,974 52,903
Distributions to Shareholders:
Class A (239,852) (80,333)
Class C (31,384) (12,812)
Class R (22,481) (7,599)
Class R6 (183,492) (60,033)
Class Y (688,775) (248,029)
Change in net assets resulting from distributions to shareholders (1,165,984) (408,806)
Change in net assets resulting from capital transactions (484,351) (399,431)
Change in net assets (942,361) (755,334)
Net Assets:
Beginning of period 6,728,910 7,484,244
End of period $ 5,786,549 $ 6,728,910
* Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.

7
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Fundamental
Growth Fund
Year
Ended
March 31, 2026
Year
Ended
March 31, 2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 138,579 $ 168,485
Distributions reinvested 212,505 71,349
Cost of shares redeemed (364,817) (262,778)
Total Class A $ (13,733) $ (22,944)
Class C
Proceeds from shares issued $ 9,546 $ 24,343
Distributions reinvested 30,018 12,203
Cost of shares redeemed (68,536) (88,173)
Total Class C $ (28,972) $ (51,627)
Class R
Proceeds from shares issued $ 9,659 $ 17,844
Distributions reinvested 22,263 7,533
Cost of shares redeemed (86,548) (26,486)
Total Class R $ (54,626) $ (1,109)
Class R6
Proceeds from shares issued $ 132,668 $ 186,254
Distributions reinvested 175,404 56,741
Cost of shares redeemed (440,693) (240,899)
Total Class R6 $ (132,621) $ 2,096
Class Y
Proceeds from shares issued $ 933,306 $ 1,064,730
Distributions reinvested 614,420 219,992
Cost of shares redeemed (1,802,125) (1,610,569)
Total Class Y $ (254,399) $ (325,847)
Change in net assets resulting from capital transactions $ (484,351) $ (399,431)
Share Transactions:
Class A
Issued 4,068 4,795
Reinvested 6,541 1,992
Redeemed (10,639) (7,456)
Total Class A (30) (669)
Class C
Issued 353 850
Reinvested 1,210 422
Redeemed (2,519) (3,080)
Total Class C (956) (1,808)
Class R
Issued 293 535
Reinvested 734 222
Redeemed (2,836) (793)
Total Class R (1,809) (36)
Class R6
Issued 3,723 5,219
Reinvested 5,288 1,562
Redeemed (12,970) (6,747)
Total Class R6 (3,959) 34
Class Y
Issued 25,589 29,519
Reinvested 18,303 5,991
Redeemed (50,242) (44,531)
Total Class Y (6,350) (9,021)
Change in Shares (13,104) (11,500)
* Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory Pioneer Fundamental Growth Fund
Class A*
Year
Ended
March 31,
2026
Year
Ended
March 31,
2025
Year
Ended
March 31,
2024
Year
Ended
March 31,
2023
Year
Ended
March 31,
2022
Net Asset Value, Beginning of Period $32.70 $34.54 $26.24 $29.25 $31.88
Investment Activities:
Net investment income (loss)(a) (0.14) (0.08) (0.05)(b) (0.03) (0.09)
Net realized and unrealized gains (losses) 3.66 0.23 9.41 (1.92) 3.87
Total from Investment Activities 3.52 0.15 9.36 (1.95) 3.78
Distributions to Shareholders from:
Net realized gains (6.32) (1.99) (1.06) (1.06) (6.41)
Total Distributions (6.32) (1.99) (1.06) (1.06) (6.41)
Net Asset Value, End of Period $29.90 $32.70 $34.54 $26.24 $29.25
Total Return(c) 9.22% (0.08)% 36.29% (6.44)% 10.70%
Ratios to Average Net Assets:
Net Expenses(d) 0.99%(e) 0.99% 1.01% 1.02% 1.00%
Net Investment Income (Loss) (0.39)% (0.23)% (0.16)% (0.13)% (0.26)%
Gross Expenses(d) 1.01%(e) 0.99% 1.01% 1.02% 1.00%
Supplemental Data:
Net Assets at end of period (000's) $1,223,040 $1,338,690 $1,437,055 $1,006,630 $1,159,356
Portfolio Turnover(f) 24%(g) 26%(g) 15% 12% 18%(g)
* Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

9
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Fundamental Growth Fund
Class C*
Year
Ended
March 31,
2026
Year
Ended
March 31,
2025
Year
Ended
March 31,
2024
Year
Ended
March 31,
2023
Year
Ended
March 31,
2022
Net Asset Value, Beginning of Period $26.34 $28.38 $21.88 $24.76 $28.01
Investment Activities:
Net investment income (loss)(a) (0.31) (0.28) (0.22)(b) (0.18) (0.28)
Net realized and unrealized gains (losses) 3.05 0.23 7.78 (1.64) 3.44
Total from Investment Activities 2.74 (0.05) 7.56 (1.82) 3.16
Distributions to Shareholders from:
Net realized gains (6.32) (1.99) (1.06) (1.06) (6.41)
Total Distributions (6.32) (1.99) (1.06) (1.06) (6.41)
Net Asset Value, End of Period $22.76 $26.34 $28.38 $21.88 $24.76
Total Return(c) 8.43% (0.82)% 35.28% (7.10)% 9.91%
Ratios to Average Net Assets:
Net Expenses(d) 1.72%(e) 1.72% 1.74% 1.74% 1.71%
Net Investment Income (Loss) (1.12)% (0.96)% (0.89)% (0.86)% (0.98)%
Gross Expenses(d) 1.74%(e) 1.72% 1.74% 1.74% 1.71%
Supplemental Data:
Net Assets at end of period (000's) $119,073 $163,008 $226,890 $224,126 $356,963
Portfolio Turnover(f) 24%(g) 26%(g) 15% 12% 18%(g)
* Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Pioneer Fundamental Growth Fund
Class R*
Year
Ended
March 31,
2026
Year
Ended
March 31,
2025
Year
Ended
March 31,
2024
Year
Ended
March 31,
2023
Year
Ended
March 31,
2022
Net Asset Value, Beginning of Period $30.93 $32.90 $25.13 $28.17 $31.03
Investment Activities:
Net investment income (loss)(a) (0.26) (0.21) (0.15)(b) (0.13) (0.21)
Net realized and unrealized gains (losses) 3.49 0.23 8.98 (1.85) 3.76
Total from Investment Activities 3.23 0.02 8.83 (1.98) 3.55
Distributions to Shareholders from:
Net realized gains (6.32) (1.99) (1.06) (1.06) (6.41)
Total Distributions (6.32) (1.99) (1.06) (1.06) (6.41)
Net Asset Value, End of Period $27.84 $30.93 $32.90 $25.13 $28.17
Total Return(c) 8.76% (0.49)% 35.77% (6.80)% 10.22%
Ratios to Average Net Assets:
Net Expenses(d) 1.36%(e) 1.39% 1.39% 1.40% 1.40%
Net Investment Income (Loss) (0.78)% (0.63)% (0.53)% (0.51)% (0.66)%
Gross Expenses(d) 1.38%(e) 1.39% 1.39% 1.43% 1.40%
Supplemental Data:
Net Assets at end of period (000's) $57,975 $120,377 $129,216 $96,175 $111,781
Portfolio Turnover(f) 24%(g) 26%(g) 15% 12% 18%(g)
* Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

11
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Fundamental Growth Fund
Class R6*
Year
Ended
March 31,
2026
Year
Ended
March 31,
2025
Year
Ended
March 31,
2024
Year
Ended
March 31,
2023
Year
Ended
March 31,
2022
Net Asset Value, Beginning of Period $33.20 $34.92 $26.46 $29.39 $31.94
Investment Activities:
Net investment income (loss)(a) (0.02) 0.04 0.06 0.06 0.03(b)
Net realized and unrealized gains (losses) 3.70 0.23 9.50 (1.93) 3.87
Total from Investment Activities 3.68 0.27 9.56 (1.87) 3.90
Distributions to Shareholders from:
Net investment income — — (0.04) — (0.04)
Net realized gains (6.32) (1.99) (1.06) (1.06) (6.41)
Total Distributions (6.32) (1.99) (1.10) (1.06) (6.45)
Net Asset Value, End of Period $30.56 $33.20 $34.92 $26.46 $29.39
Total Return(c) 9.58% 0.27% 36.77% (6.14)% 11.08%
Ratios to Average Net Assets:
Net Expenses(d) 0.65%(e) 0.65% 0.66% 0.67% 0.66%
Net Investment Income (Loss) (0.05)% 0.11% 0.19% 0.22% 0.09%
Gross Expenses(d) 0.67%(e) 0.65% 0.66% 0.67% 0.66%
Supplemental Data:
Net Assets at end of period (000's) $825,518 $1,028,274 $1,080,400 $731,131 $844,949
Portfolio Turnover(f) 24%(g) 26%(g) 15% 12% 18%(g)
* Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Pioneer Fundamental Growth Fund
Class Y*
Year
Ended
March 31,
2026
Year
Ended
March 31,
2025
Year
Ended
March 31,
2024
Year
Ended
March 31,
2023
Year
Ended
March 31,
2022
Net Asset Value, Beginning of Period $33.55 $35.31 $26.76 $29.73 $32.25
Investment Activities:
Net investment income (loss)(a) (0.05) —(b) 0.03 0.03 (0.01)
Net realized and unrealized gains (losses) 3.73 0.23 9.60 (1.94) 3.91
Total from Investment Activities 3.68 0.23 9.63 (1.91) 3.90
Distributions to Shareholders from:
Net investment income — — (0.02) — (0.01)
Net realized gains (6.32) (1.99) (1.06) (1.06) (6.41)
Total Distributions (6.32) (1.99) (1.08) (1.06) (6.42)
Net Asset Value, End of Period $30.91 $33.55 $35.31 $26.76 $29.73
Total Return(c) 9.47% 0.15% 36.59% (6.20)% 10.97%
Ratios to Average Net Assets:
Net Expenses(d) 0.76%(e) 0.76% 0.76% 0.76% 0.76%
Net Investment Income (Loss) (0.15)% 0.01% 0.09% 0.13% (0.03)%
Gross Expenses(d) 0.77%(e) 0.76% 0.76% 0.76% 0.76%
Supplemental Data:
Net Assets at end of period (000's) $3,560,943 $4,078,562 $4,610,683 $3,410,508 $3,798,296
Portfolio Turnover(f) 24%(g) 26%(g) 15% 12% 18%(g)
* Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

Notes to Financial Statements
March 31, 2026
Victory Portfolios IV
13
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on May 2, 2025, is the successor to the Pioneer Fundamental Growth Fund (the “Predecessor Fund”).
The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R, and Class Y shares in exchange for the Fund’s
Class A, Class C, Class R6, Class R, and Class Y shares, respectively, on May 2, 2025, pursuant to an agreement and plan of reorganization
(the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in any federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R, and
Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization.
Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The
Fund’s investment objective is to seek long-term capital growth.
Effective May 2, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 4).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Fundamental Growth Fund Fundamental Growth Fund Class A, Class C, Class R, Class R6,
and Class Y

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV
14
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of March 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of March 31, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.
Level 1 Level 2 Level 3 Total
Fundamental Growth Fund
Common Stocks ............................................... $ 5,782,165 $ — $ — $ 5,782,165
Total ....................................................... $ 5,782,165 $ — $ — $ 5,782,165

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV
15
For the year ended March 31, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-
kind transactions for the year ended March 31, 2026, are included in the table below (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statement of Operations as net realized gains (losses) from in-kind redemptions.
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of March 31, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended March 31, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and Fund
Excluding U.S. Government
Securities and In-Kind Transactions Associated with In-Kind Transactions
Purchases Sales Purchases Sales
Fundamental Growth Fund .................................. $ 1,682,993 $ 3,244,029 $ — $ 323,707
Fundamental Growth Fund
Ownership %
Victory Pioneer Solutions-Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1%
Adviser Fee Tier Rates
Up to $1 billion
Over $1 billion - $7.5
billion Over $7.5 billion
Fundamental Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%, plus 0.60%, plus 0.55%

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV
16
Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocating to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the year ended March 31, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for through the year ended March 31, 2026 are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC, serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the year ended March 31, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund's transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the year ended March 31, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A, Class C and Class R, at an annual rate of up to 0.25%, 1.00%, and 0.50%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the year ended March 31, 2026, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A and Class C. For the year ended March 31,
2026, the Distributor received $42 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the year ended March 31, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of March 31, 2026, the expense limits (excluding voluntary waivers) were as follows:
Annual Charge
Up to $15
billion
Over $15 billion
- $30 billion
Over $30
billion - $85
billion
Over $85
billion
Fundamental Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV
17
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at March 31, 2026.
As of March 31, 2026, the following amounts in the table below represent the fiscal year-end in which the 24-month recoupment period expires.
These amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments  to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended March 31, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Growth Style Risk — The Fund’s investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market. Growth securities may also be more volatile than other investments because they often do not pay dividends. The values of growth securities tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows.
Portfolio Selection Risk — The Adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region, market segment or industry, or about an investment strategy, may prove to be incorrect or may not produce the desired results, or there may be imperfections, errors or limitations in the models, tools and information used by the Adviser.
Issuer Focus Risk —  The Fund may invest in fewer than 40 securities, and as a result, the Fund’s performance may be more volatile than the performance of funds holding more securities.
Market Segment Risk —  To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.
Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are generally subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of, or inability to enforce, those rights.
7. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September
1, 2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January
28, 2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Each fund
In effect until May 2, 2028
Class A Class C Class R Class R6 Class Y
Fundamental Growth Fund . . . . . . . . . . . . . . . . . . . . . . . 0.99% 1.72% 1.39% 0.65% 0.76%
March 31,
2028 Total
Fundamental Growth Fund ...................................................................... $ 1,105 $ 1,105

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV
18
in the Trust paid a pro-rata portion of the commitment fees plus an interest on amounts borrowed. Interest is based on the one-month Secured
Overnight Financing Rate plus 1.00 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of
Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended March 31, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended March 31, 2026.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of March 31, 2026, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of March 31, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
Total
Accumulated
Earnings
(Loss) Capital
Fundamental Growth Fund .................................................................... $ (198,622) $ 198,622
Year Ended March 31, 2026
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Fundamental Growth Fund ................................................... $ 22,234 $ 1,143,750 $ 1,165,984
Year Ended March 31, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Fundamental Growth Fund ................................................... $ 8,175 $ 400,631 $ 408,806
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Fundamental Growth Fund ........................... $ 20,777 $ 576,145 $ 596,922 $ 2,618,683 $ 3,215,605

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV
19
As of March 31, 2026, the Fund had no capital loss carryforward for federal income tax purposes.
As of March 31, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Fundamental Growth Fund ............................. $ 3,163,482 $ 2,887,119 $ (268,436) $ 2,618,683

20
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV and the Shareholders of Victory Pioneer Fundamental Growth Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Fundamental Growth Fund (the “Fund”) (one of the
funds constituting Victory Portfolios IV), including the schedule of investments, as of March 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31,
2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the
United States of America. The financial highlights for the years ended March 31, 2023 and 2022 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated May 25, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 27, 2026
We have served as the auditor of one or more of the Victory Pioneer investment companies since 2024.

Supplemental Information
March 31, 2026
Victory Portfolios IV
21
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended March 31, 2026, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 70%.
For the year ended March 31, 2026, the Fund designated short-term capital gain distributions in the amount of $22,234 thousands.
For the year ended March 31, 2026, the Fund designated long-term capital gain distributions in the amount of $1,143,750 thousands.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
19341-0526

March 31, 2026
Annual: Full Financials
Victory Pioneer Multi-Asset Ultrashort Income Fund

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TABLE OF CONTENTS
Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
35
Statement of Operations
36
Statements of Changes in Net Assets
37
Financial Highlights
39
Notes to Financial Statements (Form N-CSR Item 7) 43
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 53
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
54

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (17.0%)
ABS Auto (3.6%):
ACM Auto Trust .......................................................
Series 2024-2A, Class A, 6.06%, 2/20/29, Callable 8/20/26 @ 100(a) .............. $ 84 $ 84
Series 2025-1A, Class A, 5.38%, 6/20/29, Callable 10/20/26 @ 100(a) ............. 2,671 2,671
Alloya Auto Receivables Trust, Series 2025-1A, Class A2, 4.78%, 10/25/27(a) ........... 3,075 3,078
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class E, 6.16%, 9/15/33, Callable
10/15/28 @ 100(a) .................................................. 3,113 3,122
American Credit Acceptance Receivables Trust .................................
Series 2023-3, Class D, 6.82%, 10/12/29, Callable 4/12/27 @ 100(a) .............. 13,080 13,332
Series 2023-4, Class C, 6.99%, 9/12/30, Callable 6/12/27 @ 100(a) ............... 2,113 2,125
Series 2026-1, Class A, 4.16%, 7/12/29, Callable 6/12/29 @ 100(a) ............... 12,799 12,790
American Heritage Auto Receivables Trust, Series 2024-1A, Class A2, 4.83%, 3/15/28(a) ... 637 638
Arivo Acceptance Auto Loan Receivables Trust .................................
Series 2024-1A, Class A, 6.46%, 4/17/28(a) ................................ 1,407 1,412
Series 2025-1A, Class A2, 4.92%, 5/15/29(a) ............................... 5,402 5,418
AutoNation Finance Trust, Series 2026-1A, Class A1, 3.93%, 2/11/27(a) ............... 12,053 12,052
Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28, Callable 4/15/26
@ 100(a) ......................................................... 1,600 1,485
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2021-2A, Class D, 4.08%, 2/20/28, Callable 2/20/27 @ 100(a) .............. 3,285 3,248
Series 2023-2A, Class D, 7.26%, 10/20/27(a) ............................... 5,750 5,771
Series 2023-3A, Class D, 7.32%, 2/20/28(a) ................................ 2,720 2,741
Series 2023-4A, Class D, 7.31%, 6/20/29(a) ................................ 6,240 6,329
Bayview Opportunity Master Fund Trust, Series 2024-CAR1F, Class A, 6.97%, 7/29/32,
Callable 8/28/26 @ 100(a) ............................................ 1,763 1,765
Bayview Opportunity Master Fund VII LLC ....................................
Series 2024-CAR1, Class A, 4.76% (SOFR30A+110bps), 12/26/31, Callable 6/25/27 @
100(a)(b) ......................................................... 2,801 2,809
Series 2024-CAR1, Class C, 5.16% (SOFR30A+150bps), 12/26/31, Callable 6/25/27 @
100(a)(b) ......................................................... 659 661
BOF URSA VI Funding Trust I .............................................
Series 2023-CAR1, Class A2, 5.54%, 10/27/31, Callable 3/25/27 @ 100(a) .......... 701 706
Series 2023-CAR2, Class A2, 5.54%, 10/27/31, Callable 4/25/27 @ 100(a) .......... 161 162
BOF VII Al Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, 7/26/32, Callable 9/25/27
@ 100(a) ......................................................... 2,904 2,947
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28, Callable 1/10/28
@ 100(a) ......................................................... 861 854
Chesapeake Funding II LLC ...............................................
Series 2023-1A, Class A2, 4.92% (SOFR30A+125bps), 5/15/35, Callable 5/15/26 @
100(a)(b) ......................................................... 802 803
Series 2023-2A, Class A1, 6.16%, 10/15/35, Callable 10/15/26 @ 100(a) ........... 1,238 1,246
Series 2023-2A, Class A2, 4.77% (SOFR30A+110bps), 10/15/35, Callable 10/15/26 @
100(a)(b) ......................................................... 1,871 1,873
Series 2024-1A, Class A2, 4.44% (SOFR30A+77bps), 5/15/36, Callable 8/15/27 @
100(a)(b) ......................................................... 1,235 1,236
Drive Auto Receivables Trust, Series 2025-1, Class A2, 4.87%, 8/15/28 ................ 2,790 2,792
Exeter Automobile Receivables Trust .........................................
Series 2022-1A, Class E, 5.02%, 10/15/29, Callable 7/15/27 @ 100(a) ............. 21,440 21,205
Series 2022-6A, Class D, 8.03%, 4/6/29, Callable 12/15/27 @ 100 ................ 1,382 1,410
Series 2025-3A, Class A2, 4.83%, 1/18/28 ................................. 2,993 2,995
FCCU Auto Receivables Trust, Series 2025-1A, Class A3, 4.85%, 6/17/30, Callable 4/15/29 @
100(a) ........................................................... 10,000 10,067
FHF Issuer Trust .......................................................
Series 2023-2A, Class A2, 6.79%, 10/15/29, Callable 11/15/27 @ 100(a) ........... 1,264 1,275
Series 2024-3A, Class B, 5.04%, 2/17/31, Callable 2/15/28 @ 100(a) .............. 2,250 2,192
FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28, Callable 10/15/26 @ 100(a) ........ 595 597
Flagship Credit Auto Trust, Series 2024-1, Class A2, 5.64%, 3/15/28(a) ................ 284 284
GLS Auto Receivables Issuer Trust ..........................................
Series 2022-3A, Class D, 6.42%, 6/15/28, Callable 10/15/27 @ 100(a) ............. 3,134 3,160
Series 2023-1A, Class E, 11.42%, 3/15/30, Callable 3/15/28 @ 100(a) ............. 5,540 5,951
Series 2023-2A, Class A2, 6.37%, 6/15/28(a) ............................... 351 351
Series 2023-4A, Class C, 6.65%, 8/15/29, Callable 6/15/28 @ 100(a) .............. 3,190 3,219

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A, Class D, 6.43%, 1/15/31, Callable 9/15/28 @ 100(a) .............. $ 1,935 $ 1,991
Series 2025-1A, Class A2, 4.68%, 12/15/27(a) .............................. 1,560 1,561
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71%, 4/15/30, Callable
4/15/29 @ 100(a) ................................................... 5,683 5,705
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-2, Class C, 6.27% (SOFR30A+260bps), 10/20/32, Callable 6/20/28 @ 100(a)
(b) ............................................................. 3,122 3,131
Series 2025-1, Class B, 4.96%, 3/21/33, Callable 1/20/29 @ 100(a) ............... 7,158 7,183
LAD Auto Receivables Trust, Series 2025-1A, Class A2, 4.60%, 12/15/27(a) ............ 854 854
Lendbuzz Securitization Trust ..............................................
Series 2023-3A, Class A2, 7.50%, 12/15/28, Callable 4/15/28 @ 100(a) ............ 3,300 3,354
Series 2024-1A, Class A2, 6.19%, 8/15/29, Callable 5/15/28 @ 100(a) ............. 3,160 3,174
Series 2024-2A, Class A2, 5.99%, 5/15/29, Callable 7/15/28 @ 100(a) ............. 3,600 3,621
Series 2025-1A, Class A2, 5.10%, 10/15/30, Callable 7/15/28 @ 100(a) ............ 6,616 6,631
Lobel Automobile Receivables Trust, Series 2025-1, Class A, 5.06%, 11/15/27, Callable
9/15/27 @ 100(a) ................................................... 1,986 1,988
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36, Callable 6/20/26 @ 100(a) .............. 2,709 2,715
Series 2025-1A, Class A, 4.49%, 1/20/39, Callable 6/20/29 @ 100(a) .............. 4,200 4,206
NextGear Floorplan Master Owner Trust, Series 2024-2A, Class A1, 4.55%
(SOFR30A+88bps), 9/15/29(a)(b) ....................................... 9,280 9,332
Oscar US Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/27(a) ............ 235 235
Prestige Auto Receivables Trust, Series 2021-1A, Class E, 3.47%, 3/15/29, Callable 8/15/26 @
100(a) ........................................................... 3,240 3,203
SAFCO Auto Receivables Trust ............................................
Series 2024-1A, Class B, 6.31%, 11/20/28, Callable 3/18/27 @ 100(a) ............. 449 450
Series 2025-1A, Class A, 5.46%, 9/10/29, Callable 3/10/28 @ 100(a) .............. 3,879 3,874
Series 2025-1A, Class B, 5.63%, 10/10/30, Callable 3/10/28 @ 100(a) ............. 2,000 1,984
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 6.80%, 1/18/33, Callable
3/15/29 @ 100(a) ................................................... 4,174 4,213
Santander Consumer Auto Receivables Trust, Series 2021-CA, Class C, 2.97%, 6/15/28,
Callable 4/15/26 @ 100(a) ............................................ 8 8
Santander Drive Auto Receivables Trust, Series 2023-2, Class B, 5.24%, 5/15/28, Callable
8/15/27 @ 100 ..................................................... 151 151
SCCU Auto Receivables Trust, Series 2025-1A, Class A2, 4.67%, 11/15/28(a) ........... 8,312 8,326
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.04%, 7/25/31, Callable
5/25/28 @ 100(a) ................................................... 1,639 1,650
Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28, Callable 4/15/26
@ 100(a) ......................................................... 919 918
Tricolor Auto Securitization Trust ...........................................
Series 2022-1A, Class E, 7.79%, 8/16/27, Callable 4/15/26 @ 100(a)(c) ............ 987 936
Series 2023-1A, Class D, 8.56%, 7/15/27, Callable 5/15/26 @ 100(a)(c) ............ 1,552 1,448
Series 2024-1A, Class A, 6.61%, 10/15/27, Callable 11/15/26 @ 100(a)(c) .......... 1,449 1,433
Series 2024-1A, Class B, 6.53%, 12/15/27, Callable 11/15/26 @ 100(a)(c) .......... 3,750 3,039
Series 2024-2A, Class A, 6.36%, 12/15/27(a)(c) ............................. 2,219 2,049
Series 2024-3A, Class A, 5.22%, 6/15/28, Callable 10/15/27 @ 100(a)(c) ........... 4,745 4,058
Series 2025-1A, Class A, 4.94%, 2/15/29, Callable 5/15/28 @ 100(a)(c) ............ 21,577 13,235
Series 2025-1A, Class C, 5.72%, 10/15/29, Callable 5/15/28 @ 100(a)(c) ........... 5,320 1,132
Series 2025-2A, Class A, 5.12%, 1/16/29(a)(c) .............................. 18,218 11,193
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 11/25/26 @ 100(a) ....... 276 279
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30%, 11/12/29, Callable
7/10/27 @ 100(a) ................................................... 3,150 3,193
USAA Auto Owner Trust, Series 2023-A, Class A3, 5.58%, 5/15/28, Callable 12/15/26 @
100(a) ........................................................... 281 283
Veridian Auto Receivables Trust, Series 2023-1A, Class A3, 5.56%, 3/15/28, Callable 10/15/27
@ 100(a) ......................................................... 841 842
Veros Auto Receivables Trust ..............................................
Series 2023-1, Class C, 8.32%, 11/15/28, Callable 10/15/26 @ 100(a) ............. 3,000 3,044
Series 2024-1, Class A, 6.28%, 11/15/27, Callable 8/15/27 @ 100(a) .............. 227 228
Series 2025-1, Class A, 5.31%, 9/15/28, Callable 2/15/28 @ 100(a) ............... 4,521 4,536
Series 2026-1, Class B, 4.84%, 5/15/29(a) ................................. 1,580 1,579
Westlake Automobile Receivables Trust .......................................
Series 2024-3A, Class A2A, 4.82%, 9/15/27(a) .............................. 720 721

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-P1, Class A2, 4.65%, 2/15/28(a) ............................... $ 4,360 $ 4,366
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2024-1A, Class A2, 4.51% (TSFR1M+83bps), 2/18/39(a)(b) ............... 2,365 2,369
Series 2025-3A, Class A1, 4.08%, 9/18/40(a) ............................... 7,000 6,962
294,239
ABS Card (0.5%):
Continental Finance Credit Card ABS Master Trust ...............................
Series 2022-A, Class A, 6.19%, 10/15/30(a) ................................ 440 441
Series 2024-A, Class A, 5.78%, 12/15/32(a) ................................ 3,543 3,556
Mercury Financial Credit Card Master Trust ....................................
Series 2024-2A, Class A, 6.56%, 7/20/29, Callable 4/20/26 @ 100(a) .............. 10,660 10,677
Series 2024-2A, Class C, 10.42%, 7/20/29, Callable 4/20/26 @ 100(a) ............. 9,680 9,714
Mission Lane Credit Card Master Trust .......................................
Series 2024-B, Class A, 5.88%, 1/15/30(a) ................................. 5,300 5,309
Series 2025-A, Class A, 5.80%, 5/15/30, Callable 2/15/27 @ 100(a) ............... 8,580 8,628
Newday Funding Master Flt, Series 2023-1, Class A2, 6.08%, 11/17/31(d) .............. 5,700 5,727
44,052
ABS Home (1.3%):
Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27, Callable
4/25/26 @ 100 ..................................................... —(e) —(e)
GS Mortgage-Backed Securities Trust, Series 2025-CES1, Class A1A, 5.57%, 5/25/55,
Callable 3/25/28 @ 100(a)(d) .......................................... 4,426 4,437
NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 4.57% (TSFR1M+89bps),
5/25/33, Callable 4/25/26 @ 100(b) ...................................... 11 10
RCKT Mortgage Trust, Series 2024-CES7, Class A1A, 5.16%, 10/25/44, Callable 9/25/27 @
100(a)(d) ......................................................... 306 306
SAIF Securitization Trust, Series 2026-CESI, Class A1A, 5.40%, 2/25/56, Callable 3/25/29 @
100(a)(d) ......................................................... 19,450 19,429
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.31%, 3/25/54,
Callable 11/25/29 @ 100(a)(d) ......................................... 4,022 4,065
Towd Point Mortgage Trust ................................................
Series 2024-CES1, Class A1A, 5.85%, 1/25/64, Callable 1/25/27 @ 100(a)(d) ....... 11,642 11,661
Series 2024-CES2, Class A1A, 6.13%, 2/25/64, Callable 2/25/27 @ 100(a)(d) ....... 5,292 5,314
Series 2024-CES4, Class A1, 5.12%, 9/25/64, Callable 9/25/27 @ 100(a)(d) ......... 9,486 9,462
Vista Point Securitization Trust .............................................
Series 2024-CES1, Class A1, 6.68%, 5/25/54, Callable 5/25/27 @ 100(a)(d) ......... 2,240 2,264
Series 2025-CES3, Class A1, 5.30%, 11/25/55, Callable 10/25/28 @ 100(a)(d) ....... 21,301 21,226
Series 2026-CES1, Class A1, 5.04%, 2/25/56, Callable 2/25/29 @ 100(a)(d) ......... 30,468 30,175
108,349
ABS Other (11.5%):
321 Henderson Receivables I LLC ...........................................
Series 2005-1A, Class A1, 4.02% (TSFR1M+34bps), 11/15/40, Callable 4/15/26 @
100(a)(b) ......................................................... 305 299
Series 2006-2A, Class A1, 3.99% (TSFR1M+31bps), 6/15/41, Callable 4/15/30 @ 100(a)
(b) ............................................................. 55 55
Series 2006-3A, Class A1, 3.99% (TSFR1M+31bps), 9/15/41, Callable 1/15/31 @ 100(a)
(b) ............................................................. 183 182
Accelerated Assets LLC, Series 2024-HE2, Class A, 5.35%, 10/25/39, Callable 2/25/30 @
100(a) ........................................................... 3,717 3,723
ACHM Mortgage Trust, Series 2024-HE1, Class A, 6.55%, 5/25/39, Callable 4/25/30 @ 100(a) 4,871 4,973
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07%, 10/27/31, Callable 4/25/27 @ 100(a) .. 1,857 1,864
Affirm Asset Securitization Trust ............................................
Series 2025-X1, Class A, 5.08%, 4/15/30, Callable 10/15/26 @ 100(a) ............. 2,723 2,724
Series 2025-X2, Class A, 4.45%, 10/15/30, Callable 5/15/27 @ 100(a) ............. 24,156 24,174
Alterna Funding III LLC, Series 2024-1A, Class A, 6.26%, 5/16/39(a) ................. 11,673 11,683
Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class A2, 5.19%, 7/21/31,
Callable 8/20/28 @ 100(a) ............................................ 4,699 4,743
Angel Oak Mortgage Trust ................................................
Series 2025-HB1, Class A1, 5.46% (SOFR30A+180bps), 2/25/55, Callable 4/25/28 @
100(a)(b) ......................................................... 6,379 6,403
Series 2025-HB2, Class A1, 5.26% (SOFR30A+160bps), 12/25/55, Callable 11/25/28 @
100(a)(b) ......................................................... 15,500 15,532

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Aqua Finance Trust .....................................................
Series 2019-A, Class A, 3.14%, 7/16/40, Callable 5/15/26 @ 100(a) ............... $ 955 $ 930
Series 2020-AA, Class A, 1.90%, 7/17/46, Callable 6/17/26 @ 100(a) ............. 1,072 1,012
Series 2021-A, Class A, 1.54%, 7/17/46, Callable 5/17/28 @ 100(a) ............... 1,638 1,503
Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32(a) ............. 3,995 4,017
Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28, Callable 1/15/28 @
100(a) ........................................................... 278 279
Avtech Equipment Receivables Funding LLC, Series 2026-1A, Class A, 4.55%, 2/15/33,
Callable 1/15/29 @ 100(a) ............................................ 4,348 4,341
Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class A, 5.11%
(SOFR30A+145bps), 6/25/47(a)(b) ...................................... 2,892 2,908
BHG Securitization Trust .................................................
Series 2023-B, Class A, 6.92%, 12/17/36, Callable 12/17/29 @ 100(a) ............. 1,488 1,546
Series 2024-1CON, Class A, 5.81%, 4/17/35, Callable 5/17/29 @ 100(a) ........... 2,448 2,489
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, 2.44%, 7/15/46, Callable
7/15/28 @ 100(a) ................................................... 2,457 2,329
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30, Callable 2/15/27 @
100(a) ........................................................... 1,958 1,970
BRAVO Residential Funding Trust, Series 2025-HE1, Class A1, 5.01% (SOFR30A+135bps),
9/25/72, Callable 9/25/28 @ 100(a)(b) .................................... 16,850 16,857
BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36, Callable 4/28/27 @
100(a) ........................................................... 124 121
Centerstone SBA Trust, Series 2023-1, Class A, 7.60% (PRIME+85bps), 12/27/50, Callable
5/25/27 @ 100(a)(b) ................................................. 3,334 3,329
CFMT LLC, Series 2024-HB13, Class A, 3.00%, 5/25/34, Callable 12/25/26 @ 100(a)(d) ... 3,307 3,273
College Ave Student Loans LLC, Series 2019-A, Class A1, 5.19% (TSFR1M+151bps),
12/28/48, Callable 2/25/32 @ 100(a)(b) ................................... 2,821 2,829
Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 7/16/29, Callable
6/15/27 @ 100(a) ................................................... 1,342 1,350
Commonbond Student Loan Trust ...........................................
Series 2016-B, Class A1, 2.73%, 10/25/40, Callable 4/25/26 @ 100(a) ............. 66 65
Series 2016-B, Class A2, 5.24% (TSFR1M+156bps), 10/25/40, Callable 4/25/26 @
100(a)(b) ......................................................... 21 21
Series 2017-AGS, Class A2, 4.64% (TSFR1M+96bps), 5/25/41, Callable 4/25/26 @
100(a)(b) ......................................................... 317 314
Series 2017-BGS, Class A2, 4.44% (TSFR1M+76bps), 9/25/42, Callable 4/25/26 @
100(a)(b) ......................................................... 283 280
Series 2017-BGS, Class C, 4.44%, 9/25/42, Callable 4/25/26 @ 100(a) ............ 71 60
Series 2018-AGS, Class A2, 4.29% (TSFR1M+61bps), 2/25/44, Callable 6/25/26 @
100(a)(b) ......................................................... 259 256
Series 2018-BGS, Class A2, 4.36% (TSFR1M+68bps), 9/25/45, Callable 4/25/26 @
100(a)(b) ......................................................... 525 519
Series 2018-CGS, Class A2, 4.59% (TSFR1M+91bps), 2/25/46(a)(b) .............. 197 195
Series 2019-AGS, Class A2, 4.69% (TSFR1M+101bps), 1/25/47, Callable 3/25/28 @
100(a)(b) ......................................................... 486 480
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 7/15/27
@ 100(a) ......................................................... 929 934
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30, Callable 1/20/28 @ 100(a) 8,540 8,610
DailyPay Securitization Trust, Series 2025-1A, Class A, 5.63%, 6/26/28, Callable 3/25/27 @
100(a) ........................................................... 4,740 4,752
Dext ABS LLC .........................................................
Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 4/15/27 @ 100(a) .............. 224 224
Series 2023-2, Class A2, 6.56%, 5/15/34, Callable 2/15/28 @ 100(a) .............. 771 773
Equify ABS LLC, Series 2024-1A, Class A, 5.43%, 4/18/33, Callable 3/15/28 @ 100(a) .... 2,993 3,001
FIGRE Trust ..........................................................
Series 2024-HE2, Class A, 6.38%, 5/25/54, Callable 1/25/29 @ 100(a)(d) ........... 5,701 5,815
Series 2024-HE3, Class A, 5.94%, 7/25/54, Callable 7/25/29 @ 100(a)(d) ........... 3,457 3,504
Series 2025-HE3, Class A, 5.56%, 5/25/55, Callable 9/25/29 @ 100(a)(d) ........... 3,340 3,351
Series 2025-HE4, Class A, 5.41%, 7/25/55, Callable 7/25/30 @ 100(a)(d) ........... 3,146 3,149
Series 2025-HE6, Class A, 5.04%, 9/25/55, Callable 3/25/31 @ 100(a)(d) ........... 11,540 11,431
Series 2025-PF2, Class A, 5.02%, 10/25/55(a)(d) ............................ 4,218 4,176
Series 2026-HF3, Class A1A, 5.07% (SOFR30A+140bps), 3/25/56, Callable 12/25/31 @
100(a)(b) ......................................................... 6,610 6,610

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B, 5.31%, 5/15/28(a) .... $ 1,000 $ 1,001
Foundation Finance Trust .................................................
Series 2021-1A, Class A, 1.27%, 5/15/41, Callable 4/15/28 @ 100(a) .............. 2,002 1,910
Series 2021-2A, Class A, 2.19%, 1/15/42, Callable 6/15/29 @ 100(a) .............. 1,122 1,069
Gracie Point International Funding LLC, Series 2025-1A, Class A, 5.17% (SOFR30A+150bps),
8/15/28, Callable 8/15/27 @ 100(a)(b) .................................... 12,500 12,514
GreenSky Home Improvement Issuer Trust ....................................
Series 2025-2A, Class A2, 4.93%, 6/25/60(a) ............................... 1,195 1,199
Series 2025-2A, Class D, 5.56%, 6/25/60(a) ................................ 1,450 1,445
GS Mortgage-Backed Securities Trust ........................................
Series 2024-HE1, Class A1, 5.26% (SOFR30A+160bps), 8/25/54, Callable 6/25/27 @
100(a)(b) ......................................................... 16,329 16,356
Series 2024-HE2, Class A1, 5.16% (SOFR30A+150bps), 1/25/55, Callable 10/25/27 @
100(a)(b) ......................................................... 10,463 10,467
Series 2025-HE1, Class A1, 5.21% (SOFR30A+155bps), 10/25/55, Callable 7/25/28 @
100(a)(b) ......................................................... 2,968 2,972
Series 2025-HE2, Class A1, 5.21% (SOFR30A+155bps), 12/25/65, Callable 10/25/28 @
100(a)(b) ......................................................... 21,543 21,529
Series 2025-SL1, Class A1, 5.85%, 11/25/67, Callable 3/25/28 @ 100(a)(d) ......... 8,448 8,494
Harvest SBA Loan Trust ..................................................
Series 2023-1, Class A, 7.04% (SOFR30A+325bps), 10/25/50, Callable 11/25/30 @
100(a)(b) ......................................................... 4,035 4,169
Series 2024-1, Class A, 6.00% (SOFR30A+225bps), 12/25/51, Callable 6/25/34 @ 100(a)
(b) ............................................................. 6,353 6,414
J.P. Morgan Mortgage Trust ...............................................
Series 2023-HE1, Class A1, 5.42% (SOFR30A+175bps), 11/25/53, Callable 7/20/26 @
100(a)(b) ......................................................... 3,465 3,468
Series 2023-HE2, Class A1, 5.37% (SOFR30A+170bps), 3/20/54, Callable 10/20/26 @
100(a)(b) ......................................................... 6,768 6,780
Series 2023-HE3, Class A1, 5.27% (SOFR30A+160bps), 5/20/54, Callable 12/20/26 @
100(a)(b) ......................................................... 4,537 4,543
Series 2024-HE2, Class A1, 4.87% (SOFR30A+120bps), 10/20/54, Callable 5/20/27 @
100(a)(b) ......................................................... 6,432 6,431
Series 2024-HE3, Class A1, 4.87% (SOFR30A+120bps), 2/25/55, Callable 9/20/27 @
100(a)(b) ......................................................... 8,948 8,950
Series 2025-HE1, Class A1, 4.82% (SOFR30A+115bps), 7/20/55, Callable 2/20/28 @
100(a)(b) ......................................................... 18,059 18,051
Series 2025-HE2, Class A1, 4.92% (SOFR30A+125bps), 11/20/55, Callable 7/20/28 @
100(a)(b) ......................................................... 20,860 20,866
Series 2025-HE3, Class A1, 5.02% (SOFR30A+135bps), 3/20/56, Callable 11/20/28 @
100(a)(b) ......................................................... 20,450 20,493
Kinetic Advantage Master Owner Trust, Series 2025-1A, Class A, 5.87% (SOFR30A+220bps),
10/15/29, Callable 10/15/27 @ 100(a)(b) .................................. 7,610 7,640
Libra Solutions LLC, Series 2025-1A, Class A, 6.36%, 8/15/39(a) .................... 3,770 3,773
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.64%, 10/15/46(a) ...... 1,085 1,030
Marlette Funding Trust, Series 2025-1A, Class A, 4.75%, 7/16/35, Callable 4/15/29 @ 100(a) 2,971 2,973
MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31, Callable 12/15/28 @ 100(a) .. 3,760 3,787
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 4/20/27 @ 100(a) ....... 630 609
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69,
Callable 4/15/30 @ 100(a) ............................................ 439 399
Nelnet Student Loan Trust ................................................
Series 2021-A, Class APT2, 1.36%, 4/20/62, Callable 1/20/29 @ 100(a) ............ 423 403
Series 2021-DA, Class AFL, 4.48% (TSFR1M+80bps), 4/20/62, Callable 4/20/32 @
100(a)(b) ......................................................... 2,169 2,160
Newtek Small Business Loan Trust ..........................................
Series 2021-1, Class A, 6.50% (PRIME-25bps), 12/25/48, Callable 4/25/26 @ 100(a)(b) 842 842
Series 2023-1, Class A, 6.25% (PRIME-50bps), 7/25/50, Callable 9/25/28 @ 100(a)(b) . 2,293 2,315
NMEF Funding LLC, Series 2023-A, Class A2, 6.57%, 6/17/30, Callable 5/15/27 @ 100(a) .. 664 666
NYCTL Trust, Series 2025-A, Class A, 4.84%, 11/10/38(a) ......................... 7,315 7,258
Oaktree ABF Equipment ST LLC, Series 2026-1A, Class A2, 4.50%, 10/17/33, Callable
10/15/28 @ 100(a) .................................................. 8,000 8,000

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
OBX Trust ............................................................
Series 2025-HE1, Class A1, 5.26% (SOFR30A+160bps), 2/25/55, Callable 3/25/28 @
100(a)(b) ......................................................... $ 9,573 $ 9,592
Series 2025-HE2, Class A1, 5.11% (SOFR30A+145bps), 8/25/55, Callable 8/25/28 @
100(a)(b) ......................................................... 10,161 10,174
Series 2026-HE1, Class A1A, 5.01% (SOFR30A+135bps), 2/25/56, Callable 2/25/29 @
100(a)(b) ......................................................... 26,778 26,712
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/29, Callable 11/20/27 @
100(a) ........................................................... 540 541
Oportun Funding Trust, Series 2025-1, Class A, 4.96%, 8/16/32, Callable 11/15/26 @ 100(a) . 967 967
Oportun Issuance Trust ...................................................
Series 2021-C, Class A, 2.18%, 10/8/31, Callable 4/8/26 @ 100(a) ................ 2,560 2,525
Series 2024-2, Class B, 5.83%, 2/9/32, Callable 10/8/26 @ 100(a) ................ 1,590 1,591
Series 2025-B, Class A, 4.88%, 5/9/33, Callable 6/8/27 @ 100(a) ................. 8,000 8,014
Series 2025-B, Class B, 5.28%, 5/9/33, Callable 6/8/27 @ 100(a) ................. 8,000 8,011
Series 2026-A, Class A, 4.32%, 1/9/34, Callable 2/8/28 @ 100(a) ................ 3,000 2,984
Series 2026-A, Class B, 5.06%, 1/9/34, Callable 2/8/28 @ 100(a) ................ 5,000 4,988
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.68%, 1/14/32(a) .......... 8,133 8,171
Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.10%, 2/15/30(a) ............. 3,426 3,345
Pagaya AI Debt Grantor Trust ..............................................
Series 2024-10, Class A, 5.18%, 6/15/32, Callable 11/15/26 @ 100(a) ............. 1,857 1,862
Series 2024-10, Class B, 5.75%, 6/15/32, Callable 11/15/26 @ 100(a) ............. 3,631 3,646
Series 2024-11, Class A, 5.09%, 7/15/32, Callable 12/15/26 @ 100(a) ............. 3,032 3,042
Series 2024-11, Class AB, 5.39%, 7/15/32, Callable 12/15/26 @ 100(a)(d) .......... 3,008 3,017
Series 2024-5, Class A, 6.28%, 10/15/31, Callable 5/15/26 @ 100(a) .............. 1,219 1,221
Series 2024-9, Class A, 5.07%, 3/15/32, Callable 10/15/26 @ 100(a) .............. 405 406
Series 2025-1, Class A, 5.16%, 7/15/32, Callable 2/15/27 @ 100(a)(d) ............. 1,733 1,742
Series 2025-1, Class A2, 5.16%, 7/15/32, Callable 2/15/27 @ 100(a) .............. 1,031 1,032
Series 2025-1, Class B, 5.63%, 7/15/32, Callable 2/15/27 @ 100(a) ............... 2,224 2,228
Series 2025-6, Class A2, 4.50%, 4/15/33, Callable 9/15/27 @ 100(a) .............. 7,999 7,971
Series 2025-7, Class A2, 4.53%, 5/15/33, Callable 10/15/27 @ 100(a) ............. 9,748 9,700
Series 2025-R3, Class A, 4.84%, 1/18/33, Callable 12/15/27 @ 100(a) ............. 13,096 13,085
Pagaya AI Debt Trust ....................................................
Series 2024-2, Class A, 6.32%, 8/15/31, Callable 4/15/26 @ 100(a) ............... 1,965 1,966
Series 2024-2, Class AB, 6.46%, 8/15/31, Callable 4/15/26 @ 100(a)(d) ............ 647 647
Series 2024-2, Class B, 6.61%, 8/15/31, Callable 4/15/26 @ 100(a) ............... 4,138 4,139
Series 2024-3, Class A, 6.26%, 10/15/31, Callable 4/15/26 @ 100(a) .............. 2,926 2,927
Series 2024-3, Class B, 6.57%, 10/15/31, Callable 4/15/26 @ 100(a) .............. 6,283 6,287
Series 2025-R1, Class B, 5.71%, 6/15/32, Callable 12/15/27 @ 100(a) ............. 5,152 5,168
Series 2025-REV1, Class A, 5.01%, 8/15/35, Callable 12/15/27 @ 100(a) ........... 8,000 7,955
PEAR LLC ...........................................................
Series 2021-1, Class A, 2.60%, 1/15/34, Callable 4/15/26 @ 100(a) ............... 123 123
Series 2021-1, Class B, 1/15/34(a)(f)(g) ................................... 3,000 2,812
Series 2022-1, Class A2, 7.25%, 10/15/34(a) ............................... 2,312 2,342
Series 2023-1, Class A, 7.42%, 7/15/35, Callable 9/15/27 @ 100(a) ............... 9,084 9,266
Series 2024-1, Class A, 6.95%, 2/15/36, Callable 3/15/28 @ 100(a) ............... 4,521 4,555
PFS Financing Corp., Series 2025-A, Class A, 4.32% (SOFR30A+65bps), 1/15/29(a)(b) .... 15,250 15,268
Post Road Equipment Finance LLC ..........................................
Series 2024-1A, Class A2, 5.59%, 11/15/29, Callable 12/15/26 @ 100(a) ........... 838 840
Series 2025-1A, Class A2, 4.90%, 5/15/31, Callable 8/15/28 @ 100(a) ............. 2,862 2,881
Prodigy Finance DAC, Series 2021-1A, Class A, 5.04% (TSFR1M+136bps), 7/25/51, Callable
11/25/26 @ 100(a)(b) ................................................ 1,287 1,284
Progress Residential Trust, Series 2021-SFR3, Class B, 1.89%, 5/17/26(a)(h) ............ 5,000 4,980
Purchasing Power Funding LLC ............................................
Series 2026-A, Class A, 4.37%, 8/15/30, Callable 2/15/28 @ 100(a) ............... 5,500 5,468
Series 2026-A, Class D, 5.40%, 8/15/30, Callable 2/15/28 @ 100(a) ............... 4,840 4,804
RCKT Trust, Series 2025-1A, Class A, 4.90%, 7/25/34, Callable 4/25/28 @ 100(a) ........ 2,850 2,856
RCKTL, Series 2025-2A, Class A, 4.48%, 11/27/34, Callable 11/25/28 @ 100(a) ......... 4,662 4,662
Reach ABS Trust .......................................................
Series 2024-1A, Class B, 6.29%, 2/18/31, Callable 12/15/27 @ 100(a) ............. 7,528 7,571
Series 2024-2A, Class A, 5.88%, 7/15/31, Callable 10/15/28 @ 100(a) ............. 777 779
Series 2025-1A, Class A, 4.96%, 8/16/32, Callable 6/15/29 @ 100(a) .............. 6,192 6,201
Series 2025-2A, Class A, 4.93%, 8/18/32, Callable 12/15/29 @ 100(a) ............. 3,831 3,847

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-2A, Class C, 5.69%, 8/18/32, Callable 12/15/29 @ 100(a) ............. $ 11,500 $ 11,519
Series 2026-1A, Class D, 5.16%, 2/15/33, Callable 6/15/30 @ 100(a) .............. 17,160 16,962
ReadyCap Lending Small Business Loan Trust ..................................
Series 2019-2, Class A, 6.25% (PRIME-50bps), 12/27/44, Callable 4/25/26 @ 100(a)(b) 701 700
Series 2023-3, Class A, 6.82% (PRIME+7bps), 4/25/48, Callable 3/25/29 @ 100(a)(b) . 5,674 5,758
Regional Management Issuance Trust, Series 2024-2, Class A, 5.11%, 12/15/33, Callable
12/15/26 @ 100(a) .................................................. 6,240 6,264
Rosy Blue Carat SCS, Series 2018-1, Class A2R, 7.79% (TSFR1M+411bps), 3/15/30(a)(b)(f) 5,156 5,183
Saluda Grade Alternative Mortgage Trust ......................................
Series 2025-LOC4, Class A1A, 5.41% (SOFR30A+175bps), 6/25/55, Callable 6/25/28 @
100(a)(b) ......................................................... 19,743 19,811
Series 2025-LOC5, Class A1A, 5.28% (TSFR1M+160bps), 10/25/55, Callable 9/25/28 @
100(a)(b) ......................................................... 11,542 11,581
Series 2026-HB1, Class A1A, 5.08% (TSFR1M+140bps), 4/25/56, Callable 1/25/29 @
100(a)(b) ......................................................... 35,683 35,643
Series 2026-HB1, Class M1, 5.38% (TSFR1M+170bps), 4/25/56, Callable 1/25/29 @
100(a)(b) ......................................................... 5,200 5,182
SCF Equipment Leasing LLC, Series 2025-1A, Class A2, 4.82%, 7/22/30(a) ............. 2,126 2,131
SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A, 4.18% (TSFR3M+50bps),
12/16/41, Callable 9/15/28 @ 100(b) ..................................... 1,767 1,744
SMB Private Education Loan Trust ..........................................
Series 2018-B, Class A2B, 4.51% (TSFR1M+83bps), 1/15/37(a)(b) ............... 583 583
Series 2023-B, Class A1B, 5.47% (SOFR30A+180bps), 10/16/56(a)(b) ............ 3,354 3,420
Series 2023-C, Class A1B, 5.22% (SOFR30A+155bps), 11/15/52(a)(b) ............ 4,226 4,267
SoFi Consumer Loan Program Trust .........................................
Series 2025-2, Class A, 4.82%, 6/25/34, Callable 6/25/28 @ 100(a) ............... 4,930 4,946
Series 2026-1, Class A, 4.06%, 12/26/35, Callable 8/25/29 @ 100(a) .............. 5,856 5,849
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37, Callable
4/25/26 @ 100(a) ................................................... 842 793
STAR Trust ...........................................................
Series 2022-SFR3, Class A, 5.32% (TSFR1M+165bps), 5/17/39(a)(b)(h) ........... 992 990
Series 2025-SFR6, Class A, 5.07% (TSFR1M+140bps), 8/17/42, Callable 8/17/27 @
100(a)(b)(h) ....................................................... 23,400 23,400
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(a) ...................... 958 938
Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.27%, 7/15/44, Callable 3/15/31 @
100(a) ........................................................... 1,821 1,875
The National Collegiate Trust, Series 2007-A, Class A, 4.08% (US0001M+30bps), 5/25/31,
Callable 4/25/26 @ 100(a)(b) .......................................... 564 553
Towd Point Asset Trust, Series 2018-SL1, Class B, 4.84% (TSFR1M+116bps), 1/25/46(a)(b) . 1,251 1,251
Towd Point Mortgage Trust ................................................
Series 2025-HE1, Class A1A, 5.01% (SOFR30A+135bps), 7/25/65, Callable 7/25/28 @
100(a)(b) ......................................................... 9,117 9,115
Series 2025-HE2, Class A1A, 5.01% (SOFR30A+135bps), 9/25/65, Callable 9/25/28 @
100(a)(b) ......................................................... —(e) —(e)
Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 5.05% (SOFR+140bps),
11/15/27(a)(b) ..................................................... 9,950 9,929
Tricon American Homes Trust, Series 2020-SFR1, Class F, 4.88%, 7/17/38(a)(h) ......... 16,369 16,307
U.S. Bank NA .........................................................
Series 2025-SUP1, Class B, 5.58%, 2/25/32, Callable 2/25/29 @ 100(a)(h) .......... 3,001 3,015
Series 2026-RVM1, Class B1, 4.96%, 12/25/46, Callable 3/25/34 @ 100(a) ......... 5,500 5,474
Upgrade Master Pass-Thru Trust, Series 2025-ST2, Class A, 6.11%, 6/15/32, Callable 3/15/28
@ 100(a) ......................................................... 3,264 3,289
Upstart Securitization Trust ................................................
Series 2024-1, Class A, 5.33%, 11/20/34, Callable 9/20/28 @ 100(a) .............. 1,738 1,743
Series 2025-2, Class A2, 5.22%, 6/20/35, Callable 3/20/29 @ 100(a) .............. 3,287 3,297
Series 2025-3, Class A2, 4.60%, 9/20/35, Callable 3/20/29 @ 100(a) .............. 4,590 4,590
Series 2025-4, Class A1, 4.34%, 11/20/26(a) ............................... 2,634 2,634
Series 2025-4, Class A2, 4.56%, 11/20/35, Callable 10/20/29 @ 100(a) ............ 15,000 15,003
US Bank C&I Credit-Linked Notes ..........................................
Series 2025-SUP2, Class B2, 5.01% (SOFR30A+135bps), 9/25/32, Callable 1/25/30 @
100(a)(b)(h) ....................................................... 5,758 5,760
Series 2025-SUP2, Class D, 5.86% (SOFR30A+220bps), 9/25/32, Callable 1/25/30 @
100(a)(b)(h) ....................................................... 2,056 2,066

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 8/12/27 @
100(a) ........................................................... $ 1,864 $ 1,890
Westgate Resorts LLC ...................................................
Series 2023-1A, Class C, 7.49%, 12/20/37, Callable 4/20/27 @ 100(a) ............. 2,229 2,266
Series 2024-1A, Class C, 7.06%, 1/20/38, Callable 11/20/27 @ 100(a) ............. 4,826 4,887
Series 2026-1A, Class C, 6.08%, 10/20/39, Callable 9/20/29 @ 100(a) ............. 4,930 4,935
Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.44%, 5/15/46, Callable 5/15/29 @
100(a) ........................................................... 5,809 5,737
Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 4.07% (TSFR1M+39bps), 5/25/28,
Callable 4/25/26 @ 100(b) ............................................ 4 4
926,413
Agency ABS Other (0.1%):
Navient Student Loan Trust, Series 2021-1A, Class A1B, 4.38% (SOFR30A+71bps), 12/26/69,
Callable 12/25/32 @ 100(a)(b) ......................................... 2,205 2,171
Nelnet Student Loan Trust, Series 2005-2, Class A5, 4.05% (SOFR90A+36bps), 3/23/37,
Callable 6/22/26 @ 100(b) ............................................ 1,594 1,581
3,752
Total Asset-Backed Securities (Cost $1,397,199)
a
a
a
1,376,805
Collateralized Loan Obligations (16.1%)
Cash Flow CLO (16.1%):
ABPCI Direct Lending Fund CLO LLC, Series 2025-21A, Class A1, 5.20%
(TSFR3M+153bps), 7/20/37, Callable 10/20/27 @ 100(a)(b) .................... 4,850 4,837
ABPCI Direct Lending Fund CLO V Ltd. ......................................
Series 2019-5A, Class CRR, 9.42% (TSFR3M+575bps), 1/20/36, Callable 4/20/26 @
100(a)(b) ......................................................... 4,000 3,941
Series 2019-6A, Class A2RR, 5.27% (TSFR3M+160bps), 1/27/37(a)(b) ............ 4,250 4,216
ACREC LLC ..........................................................
Series 2025-FL3, Class A, 4.99% (TSFR1M+131bps), 8/18/42, Callable 1/18/27 @
100(a)(b) ......................................................... 12,460 12,460
Series 2026-FL4, Class A, 5.13% (TSFR1M+145bps), 1/18/43, Callable 1/18/28 @
100(a)(b) ......................................................... 2,060 2,059
Series 2026-FL4, Class AS, 5.28% (TSFR1M+160bps), 1/18/43, Callable 1/18/28 @
100(a)(b) ......................................................... 5,840 5,827
ACREC Ltd., Series 2021-FL1, Class AS, 5.29% (TSFR1M+161bps), 10/16/36, Callable
4/16/26 @ 100(a)(b) ................................................. 3,388 3,387
ACRES Commercial Realty Issuer LLC .......................................
Series 2026-FL4, Class A, 5.11% (TSFR1M+145bps), 8/18/44, Callable 8/18/28 @
100(a)(b)(h) ....................................................... 21,790 21,806
Series 2026-FL4, Class AS, 5.36% (TSFR1M+170bps), 8/18/44, Callable 8/18/28 @
100(a)(b)(h) ....................................................... 10,890 10,919
ACRES LLC, Series 2025-FL3, Class A, 5.30% (TSFR1M+162bps), 8/18/40, Callable 8/18/27
@ 100(a)(b)(h) .................................................... 11,750 11,765
AGL CLO Ltd. ........................................................
Series 2020-3A, Class XR, 4.62% (TSFR3M+95bps), 4/15/38, Callable 4/15/27 @ 100(a)
(b) ............................................................. 2,982 2,979
Series 2021-14A, Class AR, 4.80% (TSFR3M+113bps), 12/2/34, Callable 4/21/26 @
100(a)(b) ......................................................... 6,820 6,814
AGL Core CLO Ltd., Series 2023-27A, Class XR, 4.47% (TSFR3M+80bps), 1/21/39, Callable
1/21/28 @ 100(a)(b) ................................................. 2,888 2,879
Anchorage Capital CLO Ltd., Series 2019-11A, Class XR2, 4.77% (TSFR3M+110bps),
7/22/37, Callable 7/22/26 @ 100(a)(b) .................................... 2,286 2,284
Arbor Realty Collateralized Loan Obligation Ltd. ................................
Series 2025-BTR1, Class A, 5.60% (TSFR1M+193bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... 8,070 8,073
Series 2025-BTR1, Class AS, 6.31% (TSFR1M+264bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... 15,475 15,567
Arbor Realty Commercial Real Estate Notes LLC ................................
Series 2025-FL1, Class A, 5.03% (TSFR1M+135bps), 1/20/43, Callable 1/20/28 @
100(a)(b) ......................................................... 8,990 8,989

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-FL1, Class B, 5.97% (TSFR1M+229bps), 1/20/43, Callable 1/20/28 @
100(a)(b) ......................................................... $ 6,980 $ 6,974
Arbor Realty Commercial Real Estate Notes Ltd. ................................
Series 2021-FL4, Class A, 5.14% (TSFR1M+146bps), 11/15/36, Callable 4/15/26 @
100(a)(b) ......................................................... 18,796 18,796
Series 2022-FL1, Class A, 5.12% (SOFR30A+145bps), 1/15/37, Callable 4/15/26 @
100(a)(b) ......................................................... 6,247 6,247
AREIT Ltd. ...........................................................
Series 2024-CRE9, Class A, 5.36% (TSFR1M+169bps), 5/17/41(a)(b)(h) ........... 2,730 2,730
Series 2025-CRE10, Class A, 5.07% (TSFR1M+139bps), 12/17/29, Callable 7/17/27 @
100(a)(b) ......................................................... 35,350 35,357
Series 2025-CRE11, Class A, 5.23% (TSFR1M+155bps), 7/25/43, Callable 7/18/28 @
100(a)(b)(h) ....................................................... 13,130 13,154
ASP PIF CLO I LLC, Series 2025-1A, Class A1, 5.14% (TSFR3M+148bps), 1/15/38(a)(b) .. 15,000 14,954
Bain Capital Credit CLO Ltd. ..............................................
Series 2021-7A, Class A2R, 4.92% (TSFR3M+125bps), 1/22/35, Callable 4/22/26 @
100(a)(b) ......................................................... 6,500 6,456
Series 2022-4A, Class XR, 4.77% (TSFR3M+110bps), 10/16/37, Callable 10/16/26 @
100(a)(b) ......................................................... 3,750 3,750
Series 2022-6A, Class XR, 4.82% (TSFR3M+115bps), 1/22/38, Callable 1/22/27 @
100(a)(b) ......................................................... 4,000 4,000
BAR Issuer LLC, Series 2026-FL1, Class A, 5.30% (TSFR1M+160bps), 8/20/43, Callable
9/20/28 @ 100(a)(b)(h) ............................................... 16,400 16,390
Bardot CLO Ltd., Series 2019-2A, Class ARR, 4.65% (TSFR3M+98bps), 10/22/32, Callable
4/22/26 @ 100(a)(b) ................................................. 10,940 10,937
Battery Park CLO Ltd., Series 2019-1A, Class XR, 4.62% (TSFR3M+95bps), 7/15/36, Callable
4/15/26 @ 100(a)(b) ................................................. 2,175 2,175
BCRED BSL Static CLO Ltd., Series 2025-1A, Class AR, 4.92% (TSFR3M+125bps), 7/24/35,
Callable 4/24/26 @ 100(a)(b) .......................................... 4,912 4,913
BDS LLC ............................................................
Series 2024-FL13, Class A, 5.25% (TSFR1M+158bps), 9/19/39, Callable 8/19/28 @
100(a)(b)(h) ....................................................... 4,530 4,533
Series 2025-FL14, Class A, 4.96% (TSFR1M+128bps), 10/17/42, Callable 9/21/27 @
100(a)(b)(h) ....................................................... 10,910 10,910
Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class XR2, 4.82%
(TSFR3M+115bps), 10/15/37, Callable 10/15/26 @ 100(a)(b) ................... 6,667 6,667
Blackrock Rainier CLO VI Ltd., Series 2021-6A, Class XR, 4.92% (TSFR3M+125bps),
4/20/37, Callable 7/20/27 @ 100(a)(b) .................................... 14,887 14,847
BlueMountain CLO XXII Ltd., Series 2018-22A, Class A1, 5.01% (TSFR3M+134bps),
7/15/31, Callable 4/15/26 @ 100(a)(b) .................................... 1,216 1,216
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class X, 4.67% (TSFR3M+100bps),
10/20/38, Callable 10/20/27 @ 100(a)(b) .................................. 2,200 2,200
Brightwood Capital MM CLO Ltd. ..........................................
Series 2019-1A, Class A1R, 5.35% (TSFR3M+168bps), 10/15/34, Callable 4/15/26 @
100(a)(b) ......................................................... 18,500 18,490
Series 2023-1A, Class XR, 4.80% (TSFR3M+105bps), 10/15/35, Callable 10/15/26 @
100(a)(b) ......................................................... 2,850 2,850
Series 2025-1A, Class D, 8.58% (TSFR3M+491bps), 4/15/36, Callable 7/15/27 @ 100(a)
(b) ............................................................. 3,000 2,942
Brsp Ltd. .............................................................
Series 2026-FL3, Class AS, 5.38% (TSFR1M+170bps), 8/19/43, Callable 9/19/28 @
100(a)(b)(h) ....................................................... 3,242 3,245
Series 2026-FL3, Class B, 5.63% (TSFR1M+195bps), 8/19/43, Callable 9/19/28 @
100(a)(b)(h) ....................................................... 10,381 10,390
BSPDF Issuer LLC, Series 2026-FL3, Class A, 5.10% (TSFR1M+145bps), 9/18/43, Callable
9/18/28 @ 100(a)(b)(h) ............................................... 12,330 12,328
BSPRT Issuer LLC ......................................................
Series 2024-FL11, Class A, 5.31% (TSFR1M+164bps), 7/15/39, Callable 9/15/27 @
100(a)(b) ......................................................... 9,920 9,958
Series 2025-FL12, Class A, 5.06% (TSFR1M+139bps), 1/17/43, Callable 4/17/28 @
100(a)(b) ......................................................... 9,660 9,649
BSPRT Issuer Ltd., Series 2022-FL8, Class A, 5.17% (SOFR30A+150bps), 2/15/37, Callable
4/15/26 @ 100(a)(b) ................................................. 77 77

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
BXDL Static CLO LLC, Series 2025-1A, Class A1, 4.97% (TSFR3M+130bps), 7/20/35,
Callable 7/20/26 @ 100(a)(b) .......................................... $ 6,074 $ 6,067
BXMT Ltd., Series 2020-FL2, Class A, 4.94% (TSFR1M+126bps), 2/15/38, Callable 1/15/27
@ 100(a)(b)(h) .................................................... 1,603 1,602
CarVal CLO IV Ltd., Series 2021-1A, Class X, 4.52% (TSFR3M+85bps), 3/31/38, Callable
10/20/27 @ 100(a)(b) ................................................ 3,500 3,493
Cayuga Park CLO Ltd., Series 2020-1A, Class XR2, 4.57% (TSFR3M+90bps), 10/17/38,
Callable 1/17/28 @ 100(a)(b) .......................................... 4,000 4,000
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class X, 4.72% (TSFR3M+105bps),
10/15/37, Callable 10/15/26 @ 100(a)(b) .................................. 729 728
Cedar Funding XV CLO Ltd., Series 2022-15A, Class XR, 4.59% (TSFR3M+95bps), 1/20/39,
Callable 1/20/28 @ 100(a)(b) .......................................... 3,500 3,500
Cerberus Loan Funding XLIX LLC ..........................................
Series 2024-5A, Class A, 5.02% (TSFR3M+135bps), 1/15/34, Callable 4/15/26 @ 100(a)
(b) ............................................................. 4,750 4,745
Series 2024-5A, Class B, 5.42% (TSFR3M+175bps), 1/15/34, Callable 4/15/26 @ 100(a)
(b) ............................................................. 6,000 5,996
Series 2024-5A, Class C, 5.77% (TSFR3M+210bps), 1/15/34, Callable 4/15/26 @ 100(a)
(b) ............................................................. 3,000 2,997
Cerberus Loan Funding XXXVII LP, Series 2022-1A, Class A2, 4.02%, 4/15/34, Callable
4/15/26 @ 100(a) ................................................... 4,000 3,948
Crown Point CLO IV Ltd., Series 2018-4A, Class C, 5.83% (TSFR3M+216bps), 4/20/31,
Callable 4/20/26 @ 100(a)(b) .......................................... 1,440 1,438
Deerpath Capital CLO Ltd., Series 2021-1A, Class A1R, 5.47% (TSFR3M+180bps), 7/15/36,
Callable 7/15/26 @ 100(a)(b) .......................................... 10,675 10,677
Dwight Issuer LLC ......................................................
Series 2025-FL1, Class A, 5.34% (TSFR1M+166bps), 6/18/42, Callable 7/18/27 @
100(a)(b) ......................................................... 11,800 11,836
Series 2025-FL1, Class B, 6.47% (TSFR1M+279bps), 6/18/42, Callable 7/18/27 @
100(a)(b) ......................................................... 15,550 15,617
Elevation CLO Ltd., Series 2021-12A, Class XR, 4.77% (TSFR3M+110bps), 4/20/37, Callable
4/20/26 @ 100(a)(b) ................................................. 2,874 2,873
Ellington CLO III Ltd., Series 2018-3A, Class C, 6.18% (TSFR3M+251bps), 7/20/30, Callable
4/20/26 @ 100(a)(b) ................................................. 3,600 3,595
Flatiron CLO Ltd., Series 2021-1A, Class XR, 4.77% (TSFR3M+110bps), 10/19/37, Callable
10/19/26 @ 100(a)(b) ................................................ 2,700 2,695
Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class A1TR, 5.48%
(TSFR3M+181bps), 10/15/33(a)(b) ...................................... 11,297 11,295
Fortress Credit Opportunities XXIX CLO Ltd. ..................................
Series 2025-29A, Class A1, 4.92% (TSFR3M+125bps), 4/20/33, Callable 4/20/26 @
100(a)(b) ......................................................... 12,215 12,212
Series 2025-29A, Class B, 5.32% (TSFR3M+165bps), 4/20/33, Callable 4/20/26 @
100(a)(b) ......................................................... 8,180 8,180
Fortress Credit Opportunities XXXI CLO Ltd., Series 2025-31A, Class A1, 5.17%
(TSFR3M+150bps), 7/20/33, Callable 7/20/26 @ 100(a)(b) ..................... 8,222 8,214
Fortress Credit Opportunities XXXV CLO Ltd. .................................
Series 2025-35A, Class A1, 5.07% (TSFR3M+140bps), 7/20/33, Callable 7/20/26 @
100(a)(b) ......................................................... 11,674 11,674
Series 2025-35A, Class B1, 5.52% (TSFR3M+185bps), 7/20/33, Callable 7/20/26 @
100(a)(b) ......................................................... 3,980 3,974
Series 2025-35A, Class C1, 6.17% (TSFR3M+250bps), 7/20/33, Callable 7/20/26 @
100(a)(b) ......................................................... 3,960 3,961
FS Rialto Issuer LLC ....................................................
Series 2021-FL3, Class A, 5.04% (TSFR1M+136bps), 11/16/36, Callable 4/16/26 @
100(a)(b) ......................................................... 9,540 9,538
Series 2024-FL9, Class A, 5.31% (TSFR1M+163bps), 10/19/39, Callable 10/19/27 @
100(a)(b) ......................................................... 23,030 23,108
Series 2025-FL10, Class A, 5.06% (TSFR1M+139bps), 8/19/42, Callable 8/19/27 @
100(a)(b)(h) ....................................................... 13,250 13,244
Series 2026-FL11, Class A, 5.12% (TSFR1M+145bps), 1/19/44, Callable 3/19/29 @
100(a)(b)(h) ....................................................... 21,820 21,822
Funding CLO Ltd., Series 2020-6A, Class XR, 4.62% (TSFR3M+95bps), 10/23/34, Callable
10/23/26 @ 100(a)(b) ................................................ 950 950

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
GCRED BSL CLO 1, Series 2025-BSL1A, Class A2, 4.96% (TSFR3M+130bps), 1/20/34,
Callable 1/20/27 @ 100(a)(b) .......................................... $ 8,000 $ 7,989
Goldentree Loan Management US CLO 10 Ltd., Series 2021-10A, Class XR, 4.72%
(TSFR3M+105bps), 10/20/37, Callable 10/20/26 @ 100(a)(b) ................... 1,838 1,837
Golub Capital Partners CLO 51M LP, Series 2021-51A, Class AR, 4.86% (TSFR3M+120bps),
5/5/36, Callable 5/5/26 @ 100(a)(b) ...................................... 6,000 5,977
Golub Capital Partners CLO 61M, Series 2022-61A, Class A1AR, 4.90% (TSFR3M+123bps),
7/25/35, Callable 7/25/26 @ 100(a)(b) .................................... 20,460 20,426
Golub Capital Partners Short Duration ........................................
Series 2022-1A, Class A1R, 5.12% (TSFR3M+145bps), 7/25/33, Callable 4/25/26 @
100(a)(b) ......................................................... 4,953 4,936
Series 2022-1A, Class BR, 5.67% (TSFR3M+200bps), 7/25/33, Callable 4/25/26 @
100(a)(b) ......................................................... 9,377 9,358
Series 2022-1A, Class CR, 6.42% (TSFR3M+275bps), 7/25/33, Callable 4/25/26 @
100(a)(b) ......................................................... 11,990 11,965
Great Lakes CLO Ltd., Series 2019-1A, Class X, 4.72% (TSFR3M+105bps), 4/15/37, Callable
4/15/27 @ 100(a)(b) ................................................. 3,404 3,404
Great Lakes CLO VI LLC, Series 2021-6A, Class XR, 4.77% (TSFR3M+110bps), 7/15/37,
Callable 7/15/27 @ 100(a)(b) .......................................... 4,842 4,850
Greystone CRE Notes LLC ................................................
Series 2025-FL4, Class A, 5.15% (TSFR1M+148bps), 1/15/43, Callable 5/15/28 @
100(a)(b)(h) ....................................................... 17,710 17,710
Series 2025-FL4, Class AS, 5.81% (TSFR1M+214bps), 1/15/43, Callable 5/15/28 @
100(a)(b)(h) ....................................................... 4,030 4,032
Greywolf CLO IV Ltd., Series 2019-1A, Class X, 4.78% (TSFR3M+111bps), 4/17/34, Callable
4/17/26 @ 100(a)(b) ................................................. 150 150
GS REFT, Series 2026-FL1, Class A, 5.17% (TSFR1M+150bps), 4/19/43, Callable 9/19/28 @
100(a)(b)(h) ....................................................... 7,750 7,757
HPS Loan Management Ltd., Series 10A-16, Class XR3, 4.62% (TSFR3M+95bps), 4/20/34,
Callable 4/20/26 @ 100(a)(b) .......................................... 429 429
KREF Ltd. ............................................................
Series 2021-FL2, Class AS, 5.09% (TSFR1M+141bps), 2/15/39, Callable 4/15/26 @
100(a)(b) ......................................................... 10,000 9,992
Series 2022-FL3, Class A, 5.13% (TSFR1M+145bps), 2/17/39, Callable 4/17/26 @
100(a)(b) ......................................................... 12,043 12,043
Lake Shore MM CLO IV Ltd., Series 2021-1A, Class XR, 4.97% (TSFR3M+130bps),
1/15/37(a)(b) ...................................................... 1,086 1,085
LCM Ltd., Series 35A, Class BR, 5.32% (TSFR3M+165bps), 10/15/34, Callable 4/15/26 @
100(a)(b) ......................................................... 3,450 3,445
LMNT CRE LLC .......................................................
Series 2025-FL3, Class A, 5.22% (TSFR1M+155bps), 7/21/43, Callable 5/21/28 @
100(a)(b)(h) ....................................................... 20,160 20,214
Series 2025-FL3, Class AS, 5.57% (TSFR1M+190bps), 7/21/43, Callable 5/21/28 @
100(a)(b)(h) ....................................................... 20,110 20,181
LoanCore Issuer LLC ....................................................
Series 2025-CRE8, Class A, 5.06% (TSFR1M+139bps), 8/17/42, Callable 8/17/27 @
100(a)(b)(h) ....................................................... 6,740 6,741
Series 2025-CRE9, Class A, 5.13% (TSFR1M+145bps), 8/18/42, Callable 5/15/28 @
100(a)(b) ......................................................... 11,250 11,250
LoanCore Issuer Ltd. ....................................................
Series 2021-CRE6, Class A, 5.09% (TSFR1M+141bps), 11/15/38, Callable 4/15/26 @
100(a)(b) ......................................................... 395 395
Series 2021-CRE6, Class AS, 5.44% (TSFR1M+176bps), 11/15/38, Callable 4/15/26 @
100(a)(b) ......................................................... 5,000 4,997
Series 2022-CRE7, Class A, 5.22% (SOFR30A+155bps), 1/17/37, Callable 4/17/26 @
100(a)(b) ......................................................... 11,330 11,324
Magnetite XXII Ltd., Series 2019-22A, Class X, 4.67% (TSFR3M+100bps), 7/15/36, Callable
4/15/26 @ 100(a)(b) ................................................. 3,500 3,500
MCF CLO 10 Ltd., Series 2023-1A, Class XR, 4.67% (TSFR3M+100bps), 4/15/37, Callable
4/15/27 @ 100(a)(b) ................................................. 3,266 3,269
MCF CLO VII LLC .....................................................
Series 2017-3A, Class ER2, 10.67% (TSFR3M+700bps), 7/20/37, Callable 7/20/27 @
100(a)(b) ......................................................... 4,500 4,415

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2017-3A, Class XR2, 4.87% (TSFR3M+120bps), 7/20/37, Callable 7/20/27 @
100(a)(b) ......................................................... $ 3,529 $ 3,529
MF1 LLC ............................................................
Series 2024-FL14, Class A, 5.41% (TSFR1M+174bps), 3/19/39, Callable 4/19/26 @
100(a)(b) ......................................................... 13,801 13,813
Series 2024-FL15, Class A, 5.37% (TSFR1M+169bps), 8/18/41, Callable 7/18/26 @
100(a)(b) ......................................................... 13,870 13,896
Series 2024-FL16, Class A, 5.22% (TSFR1M+154bps), 11/18/39, Callable 10/18/26 @
100(a)(b) ......................................................... 18,850 18,880
Series 2025-FL19, Class A, 5.17% (TSFR1M+149bps), 5/18/42, Callable 11/18/26 @
100(a)(b) ......................................................... 19,300 19,328
Series 2025-FL20, Class A, 5.13% (TSFR1M+145bps), 2/18/43, Callable 2/18/28 @
100(a)(b) ......................................................... 6,900 6,910
Series 2026-FL21, Class A, 5.03% (TSFR1M+135bps), 2/18/41, Callable 7/18/28 @
100(a)(b)(h) ....................................................... 12,290 12,265
Series 2026-FL21, Class AS, 5.23% (TSFR1M+155bps), 2/18/41, Callable 7/18/28 @
100(a)(b)(h) ....................................................... 9,704 9,709
MF1 Ltd. .............................................................
Series 2021-FL7, Class A, 4.87% (TSFR1M+119bps), 10/16/36, Callable 4/16/26 @
100(a)(b) ......................................................... 3,559 3,558
Series 2021-FL7, Class AS, 5.24% (TSFR1M+156bps), 10/16/36, Callable 4/16/26 @
100(a)(b) ......................................................... 6,379 6,372
Series 2022-FL8, Class A, 5.03% (TSFR1M+135bps), 2/19/37, Callable 4/17/26 @
100(a)(b) ......................................................... 10,951 10,951
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class A1R2, 4.88% (TSFR3M+121bps),
1/18/36, Callable 4/18/26 @ 100(a)(b) .................................... 8,290 8,273
Monroe Capital MML CLO XII Ltd., Series 2021-2A, Class A1, 5.44% (TSFR3M+176bps),
9/14/33, Callable 6/14/26 @ 100(a)(b) .................................... 7,680 7,677
Monroe Capital MML CLO XIII Ltd. .........................................
Series 2022-1A, Class A1N, 5.34% (TSFR3M+168bps), 2/24/34, Callable 5/24/26 @
100(a)(b) ......................................................... 5,000 5,000
Series 2022-1A, Class B, 5.71% (TSFR3M+205bps), 2/24/34, Callable 5/24/26 @ 100(a)
(b) ............................................................. 3,000 2,986
Monroe Capital MML CLO XV LLC, Series 2023-1A, Class AR, 4.94% (TSFR3M+127bps),
9/23/35, Callable 10/23/26 @ 100(a)(b) ................................... 8,460 8,436
Morgan Stanley Eaton Vance CLO Ltd., Series 2021-1A, Class X, 4.67% (TSFR3M+100bps),
10/23/37, Callable 10/23/27 @ 100(a)(b) .................................. 4,000 4,000
Mountain View CLO XVII Ltd., Series 2023-1A, Class XR, 4.67% (TSFR3M+100bps),
10/15/38, Callable 10/15/27 @ 100(a)(b) .................................. 1,313 1,313
New Mountain CLO 1 Ltd., Series 1A, Class X, 4.62% (TSFR3M+95bps), 1/15/38, Callable
1/15/27 @ 100(a)(b) ................................................. 1,333 1,333
Northwoods Capital XI-B Ltd., Series 2018-11BA, Class XR, 4.87% (TSFR3M+120bps),
7/19/37, Callable 7/19/26 @ 100(a)(b) .................................... 2,211 2,210
OCP CLO Ltd., Series 2017-14A, Class XR, 4.77% (TSFR3M+110bps), 7/20/37, Callable
7/20/26 @ 100(a)(b) ................................................. 1,750 1,750
Octagon Investment Partners Ltd., Series 2020-5A, Class XRR, 4.57% (TSFR3M+90bps),
4/15/37, Callable 4/15/27 @ 100(a)(b) .................................... 3,216 3,216
Octagon Ltd., Series 2023-1A, Class XR, 4.52% (TSFR3M+85bps), 10/20/38, Callable 1/20/28
@ 100(a)(b) ....................................................... 8,000 7,971
Owl Rock CLO IV Ltd. ..................................................
Series 2020-4A, Class A1R, 5.52% (TSFR3M+186bps), 8/20/33, Callable 5/20/26 @
100(a)(b) ......................................................... 2,001 2,000
Series 2020-4A, Class A2R, 5.82% (TSFR3M+216bps), 8/20/33, Callable 5/20/26 @
100(a)(b) ......................................................... 192 192
Owl Rock CLO XXI LLC .................................................
Series 2025-21A, Class A, 5.07% (TSFR3M+140bps), 7/24/34, Callable 7/24/26 @
100(a)(b) ......................................................... 5,198 5,189
Series 2025-21A, Class B, 5.57% (TSFR3M+190bps), 7/24/34, Callable 7/24/26 @
100(a)(b) ......................................................... 3,290 3,275
Palmer Square CLO Ltd., Series 2020-3A, Class X, 4.85% (TSFR3M+120bps), 11/15/36,
Callable 11/15/26 @ 100(a)(b) ......................................... 1,158 1,160

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Pennantpark CLO IX LLC ................................................
Series 2024-9A, Class A1RN, 5.02% (TSFR3M+135bps), 4/20/34, Callable 4/20/26 @
100(a)(b) ......................................................... $ 4,890 $ 4,885
Series 2024-9A, Class A2R, 5.12% (TSFR3M+145bps), 4/20/34, Callable 4/20/26 @
100(a)(b) ......................................................... 4,400 4,392
PFP Ltd. .............................................................
Series 2024-11, Class A, 5.50% (TSFR1M+183bps), 9/17/39, Callable 9/17/27 @ 100(a)
(b)(h) ........................................................... 1,233 1,235
Series 2026-13, Class A, 5.18% (TSFR1M+150bps), 8/18/43, Callable 7/18/28 @ 100(a)
(b) ............................................................. 7,650 7,656
Series 2026-13, Class AS, 5.33% (TSFR1M+165bps), 8/18/43, Callable 7/18/28 @
100(a)(b) ......................................................... 10,950 10,957
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 4.60% (TSFR3M+94bps), 5/18/34, Callable
5/18/26 @ 100(a)(b) ................................................. 14,300 14,286
Post CLO Ltd., Series 2021-1A, Class AR, 4.75% (TSFR3M+108bps), 10/15/34, Callable
4/15/26 @ 100(a)(b) ................................................. 13,000 12,968
PRPM Issuer LLC, Series 2026-CRE1, Class A, 5.35% (TSFR1M+167bps), 3/19/43, Callable
4/19/28 @ 100(a)(b)(h) ............................................... 13,210 13,211
Rad CLO 3 Ltd., Series 2019-3A, Class XR2, 4.72% (TSFR3M+105bps), 7/15/37, Callable
7/15/26 @ 100(a)(b) ................................................. 2,644 2,644
Recette CLO Ltd., Series 2015-1A, Class AR3, 4.70% (TSFR3M+103bps), 4/20/34, Callable
7/20/26 @ 100(a)(b) ................................................. 10,000 9,989
Regatta IX Funding Ltd., Series 2017-1A, Class XR, 4.72% (TSFR3M+105bps), 4/17/37,
Callable 4/17/26 @ 100(a)(b) .......................................... 557 557
Regatta VII Funding Ltd., Series 2016-1A, Class X, 4.80% (TSFR3M+111bps), 6/20/34,
Callable 6/20/26 @ 100(a)(b) .......................................... 265 264
Regatta X Funding Ltd., Series 2017-3A, Class X, 4.67% (TSFR3M+100bps), 7/17/37,
Callable 7/17/26 @ 100(a)(b) .......................................... 3,092 3,087
Sculptor CLO XXX Ltd., Series 30A, Class XR, 4.72% (TSFR3M+105bps), 7/20/38, Callable
7/20/27 @ 100(a)(b) ................................................. 2,571 2,573
Signal Peak CLO 4 Ltd. ..................................................
Series 2017-4A, Class AR2, 4.79% (TSFR3M+112bps), 10/26/34, Callable 7/26/26 @
100(a)(b) ......................................................... 8,000 7,993
Series 2017-4A, Class XR2, 4.52% (TSFR3M+85bps), 10/26/34, Callable 7/26/26 @
100(a)(b) ......................................................... 1,000 1,000
Silver Rock CLO II Ltd., Series 2021-2A, Class X, 4.98% (TSFR3M+131bps), 1/20/35,
Callable 4/20/26 @ 100(a)(b) .......................................... 400 400
Silver Rock CLO III, Series 2023-3A, Class XR, 4.62% (TSFR3M+95bps), 1/20/38, Callable
1/20/28 @ 100(a)(b) ................................................. 2,125 2,125
Silver Rock CLO IV Ltd., Series 2024-4A, Class X, 4.87% (TSFR3M+120bps), 10/20/37,
Callable 10/20/26 @ 100(a)(b) ......................................... 3,333 3,333
Sixth Street CLO IX Ltd., Series 2017-9A, Class X, 4.62% (TSFR3M+95bps), 7/21/37,
Callable 7/21/26 @ 100(a)(b) .......................................... 2,000 2,000
Sixth Street CLO XII Ltd., Series 2018-12A, Class XR2, 4.47% (TSFR3M+80bps), 1/17/39,
Callable 1/17/28 @ 100(a)(b) .......................................... 1,550 1,550
Sound Point CLO V-R Ltd., Series 2014-1RA, Class A, 5.08% (TSFR3M+141bps), 7/18/31,
Callable 4/18/26 @ 100(a)(b) .......................................... 3,292 3,292
Sound Point CLO XVI Ltd., Series 2017-2A, Class D, 7.53% (TSFR3M+386bps), 7/25/30,
Callable 4/25/26 @ 100(a)(b) .......................................... 3,000 2,999
Sound Point CLO XX Ltd., Series 2018-2A, Class A, 5.03% (TSFR3M+136bps), 7/26/31,
Callable 4/26/26 @ 100(a)(b) .......................................... 851 850
Sound Point CLO XXXIII Ltd., Series 2022-1A, Class AR, 4.77% (TSFR3M+110bps),
4/20/35(a)(b) ...................................................... 10,000 10,000
Starwood LLC .........................................................
Series 2024-SIF4A, Class A, 5.37% (TSFR3M+170bps), 10/17/36, Callable 4/17/26 @
100(a)(b) ......................................................... 14,000 14,006
Series 2024-SIF4A, Class C, 6.17% (TSFR3M+250bps), 10/17/36, Callable 4/17/26 @
100(a)(b) ......................................................... 2,390 2,391
Series 2025-SIF5A, Class A, 5.22% (TSFR3M+155bps), 4/15/37, Callable 10/15/26 @
100(a)(b) ......................................................... 10,110 10,110
Series 2025-SIF5A, Class D, 7.27% (TSFR3M+360bps), 4/15/37, Callable 10/15/26 @
100(a)(b) ......................................................... 2,130 2,134

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
STWD Ltd. ...........................................................
Series 2021-FL2, Class A, 4.99% (TSFR1M+131bps), 4/18/38, Callable 4/16/26 @
100(a)(b) ......................................................... $ 933 $ 933
Series 2022-FL3, Class A, 5.02% (SOFR30A+135bps), 11/15/38, Callable 4/15/26 @
100(a)(b) ......................................................... 660 660
Symphony CLO 36 Ltd., Series 2025-52A, Class XR, 4.57% (TSFR3M+90bps), 1/20/36,
Callable 1/16/27 @ 100(a)(b) .......................................... 5,500 5,499
Symphony CLO XIX Ltd., Series 2018-19A, Class A, 4.89% (TSFR3M+122bps), 4/16/31,
Callable 4/16/26 @ 100(a)(b) .......................................... 311 311
Trestles CLO IV Ltd., Series 2021-4A, Class X, 4.69% (TSFR3M+90bps), 10/30/38, Callable
1/30/28 @ 100(a)(b) ................................................. 4,000 4,000
Trimaran CAVU Ltd., Series 2022-2A, Class XR, 4.62% (TSFR3M+95bps), 3/27/38, Callable
4/20/27 @ 100(a)(b) ................................................. 250 250
Trinitas CLO VII Ltd., Series 2017-7A, Class A1R2, 4.73% (TSFR3M+106bps), 1/25/35,
Callable 7/25/26 @ 100(a)(b) .......................................... 12,000 11,965
Trinitas CLO XI Ltd., Series 2019-11A, Class X, 4.86% (TSFR3M+119bps), 7/15/34, Callable
4/15/26 @ 100(a)(b) ................................................. 690 690
TRTX Issuer Ltd. .......................................................
Series 2022-FL5, Class A, 5.33% (TSFR1M+165bps), 2/15/39, Callable 4/15/26 @
100(a)(b) ......................................................... 12,964 12,964
Series 2022-FL5, Class AS, 5.83% (TSFR1M+215bps), 2/15/39, Callable 4/15/26 @
100(a)(b) ......................................................... 13,500 13,515
Series 2025-FL6, Class A, 5.22% (TSFR1M+154bps), 9/18/42, Callable 9/18/27 @
100(a)(b)(h) ....................................................... 18,650 18,680
Twin Brook CLO LLC, Series 2024-2A, Class CR, 1.99% (TSFR3M+195bps), 10/20/35,
Callable 10/20/26 @ 100(a)(b) ......................................... 13,000 12,935
Venture CLO Ltd., Series 2021-41A, Class A1RR, 4.80% (TSFR3M+113bps), 1/20/34,
Callable 4/20/26 @ 100(a)(b) .......................................... 10,680 10,681
Voya CLO Ltd. ........................................................
Series 2019-1A, Class X, 4.87% (TSFR3M+120bps), 10/15/37, Callable 10/15/26 @
100(a)(b) ......................................................... 3,333 3,334
Series 2024-6A, Class X, 4.77% (TSFR3M+110bps), 1/20/38, Callable 1/20/27 @ 100(a)
(b) ............................................................. 3,143 3,143
Wellfleet CLO Ltd., Series 2022-1A, Class XR, 4.87% (TSFR3M+120bps), 7/15/37, Callable
7/15/26 @ 100(a)(b) ................................................. 3,684 3,686
Wind River CLO Ltd., Series 2023-1A, Class XR, 4.82% (TSFR3M+115bps), 7/25/38,
Callable 7/25/27 @ 100(a)(b) .......................................... 1,400 1,400
Woodmont Trust, Series 2023-12A, Class A1R, 5.07% (TSFR3M+140bps), 10/25/32, Callable
4/25/26 @ 100(a)(b) ................................................. 12,330 12,330
Z Capital Credit Partners CLO Ltd. ..........................................
Series 2019-1A, Class BR, 5.93% (TSFR3M+226bps), 7/16/31, Callable 4/16/26 @
100(a)(b) ......................................................... 6,500 6,498
Series 2019-1A, Class DR, 8.93% (TSFR3M+526bps), 7/16/31, Callable 4/16/26 @
100(a)(b) ......................................................... 6,000 5,994
Series 2021-1A, Class A2AR, 5.47% (TSFR3M+180bps), 7/15/33, Callable 4/15/26 @
100(a)(b) ......................................................... 12,010 12,010
Zais CLO Ltd. .........................................................
Series 2019-13A, Class A1AR, 4.97% (TSFR3M+130bps), 7/15/32, Callable 4/15/26 @
100(a)(b) ......................................................... 483 483
Series 2020-16A, Class A1R2, 4.80% (TSFR3M+113bps), 10/20/34, Callable 4/20/26 @
100(a)(b) ......................................................... 8,000 7,965
1,301,592
Total Collateralized Loan Obligations (Cost $1,300,967)
a
a
a
1,301,592
Collateralized Mortgage Obligations (14.3%)
Agency CMO Floating (2.7%):
Fannie Mae Trust, Series 2003-W6, Class F, 4.13% (SOFR30A+46bps), 9/25/42, Callable
4/25/26 @ 100(b) ................................................... 640 638
Federal Home Loan Mortgage Corporation .....................................
Series 2003-107, Class FD, 4.28% (SOFR30A+61bps), 11/25/33(b) ............... 60 60
Series 2004-54, Class FN, 4.23% (SOFR30A+56bps), 7/25/34(b) ................ 16 16
Series 2006-104, Class GF, 4.10% (SOFR30A+43bps), 11/25/36(b) ............... 40 40

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2006-11, Class FB, 4.08% (SOFR30A+41bps), 3/25/36(b) ................. $ 9 $ 9
Series 2006-115, Class BF, 4.02% (SOFR30A+35bps), 12/25/36(b) ............... 20 20
Series 2006-34, Class FA, 4.09% (SOFR30A+42bps), 5/25/36(b) ................. 52 52
Series 2006-56, Class FC, 4.07% (SOFR30A+40bps), 7/25/36(b) ................. 26 26
Series 2006-70, Class BF, 4.33% (SOFR30A+66bps), 8/25/36(b) ................. 6 6
Series 2007-58, Class FA, 4.03% (SOFR30A+36bps), 6/25/37(b) ................. 30 29
Series 2025-85, Class FH, 4.56% (SOFR30A+90bps), 10/25/55(b) ................ 29,953 30,104
Series 2106, Class F, 4.24% (SOFR30A+56bps), 12/15/28(b) ................... 25 24
Series 2122, Class FD, 4.14% (SOFR30A+46bps), 2/15/29(b) ................... 14 14
Series 2186, Class FY, 4.39% (SOFR30A+71bps), 4/15/28(b) ................... 5 5
Series 2368, Class AF, 4.74% (SOFR30A+106bps), 10/15/31(b) ................. 12 12
Series 2411, Class FR, 4.39% (SOFR30A+71bps), 6/15/31(b) ................... 25 25
Series 2432, Class FH, 4.49% (SOFR30A+81bps), 3/15/32(b) ................... 32 32
Series 2471, Class FD, 4.79% (SOFR30A+111bps), 3/15/32(b) .................. 52 53
Series 2498, Class FQ, 4.39% (SOFR30A+71bps), 9/15/32(b) ................... 21 21
Series 2543, Class EF, 4.14% (SOFR30A+46bps), 12/15/32(b) .................. 15 15
Series 2551, Class FD, 4.19% (SOFR30A+51bps), 1/15/33(b) ................... 98 98
Series 2567, Class FJ, 4.19% (SOFR30A+51bps), 2/15/33(b) ................... 68 68
Series 2577, Class FA, 4.34% (SOFR30A+66bps), 2/15/33(b) ................... 28 28
Series 2585, Class FD, 4.29% (SOFR30A+61bps), 12/15/32(b) .................. 2 2
Series 2614, Class FV, 5.28% (SOFR30A+161bps), 5/15/33(b) .................. 37 38
Series 2631, Class FC, 4.19% (SOFR30A+51bps), 6/15/33(b) ................... 46 46
Series 2711, Class FA, 4.79% (SOFR30A+111bps), 11/15/33(b) ................. 24 25
Series 2976, Class LF, 4.13% (SOFR30A+45bps), 5/15/35(b) ................... 117 116
Series 3012, Class FE, 4.04% (SOFR30A+36bps), 8/15/35(b) ................... 3 3
Series 3067, Class FA, 4.14% (SOFR30A+46bps), 11/15/35(b) .................. 23 23
Series 3117, Class EF, 4.14% (SOFR30A+46bps), 2/15/36(b) ................... 48 48
Series 3122, Class FP, 4.09% (SOFR30A+41bps), 3/15/36(b) ................... 32 32
Series 3147, Class PF, 4.09% (SOFR30A+41bps), 4/15/36(b) ................... 20 20
Series 3175, Class FE, 4.10% (SOFR30A+42bps), 6/15/36(b) ................... 155 153
Series 3191, Class FE, 4.19% (SOFR30A+51bps), 7/15/36(b) ................... 9 9
Series 3221, Class FW, 4.21% (SOFR30A+53bps), 9/15/36(b) ................... 87 87
Series 3222, Class FN, 4.19% (SOFR30A+51bps), 9/15/36(b) ................... 25 24
Series 3247, Class FA, 4.04% (SOFR30A+36bps), 8/15/36(b) ................... 79 78
Series 3266, Class F, 4.09% (SOFR30A+41bps), 1/15/37(b) .................... 146 145
Series 3307, Class FT, 4.03% (SOFR30A+35bps), 7/15/34(b) ................... 59 58
Series 3315, Class F, 4.13% (SOFR30A+45bps), 5/15/37(b) .................... 4 4
Series 3376, Class FM, 4.41% (SOFR30A+73bps), 10/15/37(b) .................. 19 19
Series 3560, Class FA, 5.04% (SOFR30A+136bps), 5/15/37(b) .................. 79 81
Series 3708, Class PF, 4.14% (SOFR30A+46bps), 7/15/40(b) ................... 19 19
Series 3867, Class FD, 4.14% (SOFR30A+46bps), 5/15/41(b) ................... 9 9
Series 4056, Class QF, 4.14% (SOFR30A+46bps), 12/15/41(b) .................. 13 12
Series 5563, Class FB, 4.61% (SOFR30A+95bps), 6/25/55(b) ................... 11,592 11,670
Series 5574, Class F, 4.56% (SOFR30A+90bps), 9/25/55(b) .................... 30,002 30,135
Series 5576, Class FD, 4.51% (SOFR30A+85bps), 9/25/55(b) ................... 6,612 6,632
Series 5592, Class PF, 4.56% (SOFR30A+90bps), 5/25/55(b) ................... 23,847 23,965
Series 5594, Class FA, 4.56% (SOFR30A+90bps), 11/25/53(b) .................. 25,726 25,852
Federal Home Loan Mortgage Corporation, REMICS .............................
Series 2377, Class FE, 4.39% (SOFR30A+71bps), 11/15/31, Callable 4/15/26 @ 100(b) 11 11
Series 2439, Class F, 4.79% (SOFR30A+111bps), 3/15/32(b) .................... 62 63
Series 2470, Class AF, 4.79% (SOFR30A+111bps), 3/15/32(b) .................. 78 79
Series 2916, Class NF, 4.04% (SOFR30A+36bps), 1/15/35(b) ................... 18 18
Series 3042, Class PF, 4.04% (SOFR30A+36bps), 8/15/35(b) ................... 18 18
Series 3102, Class FG, 4.09% (SOFR30A+41bps), 1/15/36(b) ................... 10 10
Series 3117, Class FE, 4.09% (SOFR30A+41bps), 2/15/36(b) ................... 92 91
Series 3173, Class FC, 4.21% (SOFR30A+53bps), 6/15/36(b) ................... 73 73
Series 3181, Class HF, 4.29% (SOFR30A+61bps), 7/15/36(b) ................... 119 118
Series 3239, Class EF, 4.14% (SOFR30A+46bps), 11/15/36(b) .................. 91 90
Series 3239, Class FB, 4.14% (SOFR30A+46bps), 11/15/36(b) .................. 46 45
Series 3373, Class FB, 4.37% (SOFR30A+69bps), 10/15/37(b) .................. 200 199
Series 3610, Class FA, 4.49% (SOFR30A+81bps), 12/15/39(b) .................. 119 119
Federal Home Loan Mortgage Corporation, STRIPS ..............................
Series 237, Class F14, 4.19% (SOFR30A+51bps), 5/15/36(b) ................... 45 45

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 239, Class F30, 4.09% (SOFR30A+41bps), 8/15/36(b) ................... $ 189 $ 187
Series 244, Class F22, 4.14% (SOFR30A+46bps), 12/15/36(b) .................. 52 52
Federal National Mortgage Association .......................................
Series 1997-46, Class FA, 4.29% (SOFR30A+61bps), 7/18/27(b) ................. —(e) —(e)
Series 2000-47, Class FD, 4.33% (SOFR30A+66bps), 12/25/30(b) ................ 9 9
Series 2001-35, Class F, 4.38% (SOFR30A+71bps), 7/25/31(b) .................. 41 41
Series 2001-37, Class F, 4.28% (SOFR30A+61bps), 8/25/31(b) .................. 9 9
Series 2001-50, Class FQ, 4.38% (SOFR30A+71bps), 11/25/31(b) ................ 85 85
Series 2001-65, Class F, 4.38% (SOFR30A+71bps), 11/25/31(b) ................. 37 37
Series 2001-69, Class FA, 4.38% (SOFR30A+71bps), 7/25/31(b) ................. 26 26
Series 2002-1, Class FC, 4.48% (SOFR30A+81bps), 1/25/32(b) ................. 31 31
Series 2002-13, Class FD, 4.68% (SOFR30A+101bps), 3/25/32(b) ................ 48 48
Series 2002-34, Class FA, 4.29% (SOFR30A+61bps), 5/18/32(b) ................. 23 23
Series 2002-56, Class FN, 4.78% (SOFR30A+111bps), 7/25/32(b) ................ 46 46
Series 2002-58, Class FD, 4.38% (SOFR30A+71bps), 8/25/32(b) ................ 18 18
Series 2002-77, Class F, 4.38% (SOFR30A+71bps), 12/25/32(b) ................. 34 34
Series 2002-82, Class FB, 4.28% (SOFR30A+61bps), 12/25/32(b) ................ 24 24
Series 2002-90, Class FH, 4.28% (SOFR30A+61bps), 9/25/32(b) ................ 33 33
Series 2002-92, Class FB, 4.43% (SOFR30A+76bps), 4/25/30(b) ................. 14 14
Series 2003-31, Class FM, 4.28% (SOFR30A+61bps), 4/25/33(b) ................ 84 84
Series 2003-7, Class FA, 4.53% (SOFR30A+86bps), 2/25/33(b) .................. 27 27
Series 2005-W3, Class 2AF, 4.00% (SOFR30A+33bps), 3/25/45, Callable 4/25/26 @
100(b) ........................................................... 182 181
Series 2007-100, Class YF, 4.33% (SOFR30A+66bps), 10/25/37(b) ............... 16 16
Series 2007-103, Class AF, 4.78% (SOFR30A+111bps), 3/25/37(b) ............... 24 25
Series 2007-57, Class FA, 4.01% (SOFR30A+34bps), 6/25/37(b) ................. 7 7
Series 2007-66, Class FB, 4.18% (SOFR30A+51bps), 7/25/37(b) ................. 8 8
Series 2007-85, Class FG, 4.28% (SOFR30A+61bps), 9/25/37(b) ................ 86 85
Series 2007-91, Class FB, 4.38% (SOFR30A+71bps), 10/25/37(b) ................ 119 119
Series 2007-93, Class FD, 4.33% (SOFR30A+66bps), 9/25/37(b) ................ 22 22
Series 2007-98, Class FD, 4.23% (SOFR30A+56bps), 6/25/37(b) ................ 11 11
Series 2007-W1, Class 1AF1, 4.04% (SOFR30A+37bps), 11/25/46, Callable 4/25/27 @
100(b) ........................................................... 165 163
Series 2008-6, Class FA, 4.48% (SOFR30A+81bps), 2/25/38(b) .................. 14 14
Series 2009-113, Class FB, 4.33% (SOFR30A+66bps), 1/25/40(b) ................ 41 41
Series 2010-43, Class FD, 4.38% (SOFR30A+71bps), 5/25/40(b) ................ 17 17
Series 2010-43, Class IF, 4.28% (SOFR30A+61bps), 5/25/40(b) ................. 70 70
Series 2012-40, Class PF, 4.28% (SOFR30A+61bps), 4/25/42(b) ................. 63 62
Series 2024-98, Class F, 4.56% (SOFR30A+90bps), 1/25/55(b) .................. 18,273 18,346
Series 2025-15, Class FE, 4.56% (SOFR30A+90bps), 4/25/55(b) ................. 18,349 18,435
Series 2025-43, Class FH, 4.51% (SOFR30A+85bps), 1/25/55(b) ................ 25,878 25,952
Series 2025-77, Class FC, 4.51% (SOFR30A+85bps), 5/25/55(b) ................. 15,774 15,823
Series 2025-78, Class PF, 4.56% (SOFR30A+90bps), 9/25/55(b) ................. 7,757 7,792
Federal National Mortgage Association, REMICS ................................
Series 2001-72, Class FB, 4.68% (SOFR30A+101bps), 12/25/31(b) ............... 38 38
Series 2001-81, Class FL, 4.44% (SOFR30A+76bps), 1/18/32(b) ................. 11 11
Series 2002-93, Class FH, 4.28% (SOFR30A+61bps), 1/25/33(b) ................ 34 33
Series 2003-42, Class JF, 4.28% (SOFR30A+61bps), 5/25/33(b) ................. 35 35
Series 2003-8, Class FJ, 4.13% (SOFR30A+46bps), 2/25/33(b) .................. 12 12
Series 2004-52, Class FW, 4.18% (SOFR30A+51bps), 7/25/34(b) ................ 66 66
Series 2005-83, Class KT, 4.08% (SOFR30A+41bps), 10/25/35(b) ................ 58 58
Series 2005-83, Class LF, 4.09% (SOFR30A+42bps), 2/25/35(b) ................. 45 45
Series 2006-42, Class CF, 4.23% (SOFR30A+56bps), 6/25/36(b) ................. 74 74
Series 2006-82, Class F, 4.35% (SOFR30A+68bps), 9/25/36(b) .................. 18 18
Series 2007-110, Class FA, 4.40% (SOFR30A+73bps), 12/25/37(b) ............... 22 22
Series 2007-13, Class FA, 4.03% (SOFR30A+36bps), 3/25/37(b) ................. 35 35
Series 2007-2, Class FT, 4.03% (SOFR30A+36bps), 2/25/37(b) .................. 145 143
Series 2007-41, Class FA, 4.18% (SOFR30A+51bps), 5/25/37(b) ................. 22 22
Series 2007-50, Class FN, 4.02% (SOFR30A+35bps), 6/25/37(b) ................ 91 90
Series 2007-7, Class FJ, 3.98% (SOFR30A+31bps), 2/25/37(b) .................. 58 57
Series 2007-92, Class OF, 4.35% (SOFR30A+68bps), 9/25/37(b) ................. 36 36
Series 2008-88, Class FA, 5.00% (SOFR30A+133bps), 10/25/38(b) ............... 61 63
Freddie Mac Strips, Series 239, Class F29, 4.04% (SOFR30A+36bps), 8/15/36(b) ......... 44 43

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Government National Mortgage Association ....................................
Series 2003-7, Class FB, 3.99% (TSFR1M+31bps), 1/16/33(b) .................. $ 1 $ 1
Series 2005-16, Class FA, 4.04% (TSFR1M+36bps), 2/20/35(b) ................. 132 130
Series 2005-3, Class FC, 4.04% (TSFR1M+36bps), 1/16/35(b) .................. 133 132
Series 2008-69, Class FA, 4.29% (TSFR1M+61bps), 8/20/38(b) ................. 52 52
Series 2009-66, Class UF, 4.79% (TSFR1M+111bps), 8/16/39(b) ................. 51 52
Series 2009-92, Class FJ, 4.47% (TSFR1M+79bps), 10/16/39(b) ................. 36 36
221,000
Agency CMO Other (0.0%):(i)
Federal National Mortgage Association .......................................
Series 2005-W3, Class 3A, 4.84%, 4/25/45, Callable 4/25/26 @ 100(d) ............ 18 18
Series 2005-W4, Class 3A, 5.62%, 6/25/45, Callable 9/25/27 @ 100(d) ............ 19 19
37
Commercial MBS (3.7%):
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, 5.01% (TSFR1M+134bps),
3/15/41(a)(b)(h) .................................................... 23,370 23,375
BX Commercial Mortgage Trust ............................................
Series 2021-21M, Class A, 4.52% (TSFR1M+84bps), 10/15/36(a)(b)(h) ............ 1,458 1,457
Series 2021-CIP, Class B, 5.06% (TSFR1M+139bps), 12/15/38(a)(b)(h) ............ 10,162 10,152
Series 2024-AIRC, Class A, 5.36% (TSFR1M+169bps), 8/15/41(a)(b)(h) ........... 11,795 11,806
Series 2024-SLCT, Class A, 5.00% (TSFR1M+132bps), 1/15/42(a)(b)(h) ........... 12,960 12,911
Series 2024-SLCT, Class E, 7.06% (TSFR1M+339bps), 1/15/42(a)(b)(h) ........... 5,080 5,070
BX Trust, Series 2021-RISE, Class A, 4.53% (TSFR1M+86bps), 11/15/36(a)(b)(h) ........ 8,433 8,428
BXP Trust, Series 2017-CQHP, Class B, 4.82% (TSFR1M+115bps), 11/15/34(a)(b)(h) ..... 8,000 7,475
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class B, 4.94% (TSFR1M+126bps),
6/15/31, Callable 6/15/26 @ 100(a)(b)(h) .................................. 2,171 2,144
CLNY Trust, Series 2019-IKPR, Class B, 5.51% (TSFR1M+184bps), 11/15/38(a)(b)(h) .... 7,500 7,387
COMM Mortgage Trust, Series 2024-WCL1, Class A, 5.51% (TSFR1M+184bps), 6/15/41(a)
(b)(h) ........................................................... 14,000 13,952
EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 4.69% (TSFR1M+102bps), 10/15/38,
Callable 10/15/26 @ 100(a)(b)(h) ....................................... 9,141 9,135
GS Mortgage Securities Corp. Trust ..........................................
Series 2018-TWR, Class A, 4.87% (TSFR1M+120bps), 7/15/31(a)(b)(h) ........... 8,720 6,649
Series 2020-DUNE, Class A, 5.04% (TSFR1M+136bps), 12/15/36(a)(b)(h) ......... 9,093 9,081
Series 2020-DUNE, Class E, 6.44% (TSFR1M+276bps), 12/15/36(a)(b)(h) ......... 4,078 3,893
HIH Trust, Series 2024-61P, Class A, 5.51% (TSFR1M+184bps), 10/15/41(a)(b)(h) ........ 9,435 9,435
Hilt Commercial Mortgage Trust ............................................
Series 2024-ORL, Class A, 5.21% (TSFR1M+154bps), 5/15/37(a)(b)(h) ............ 3,980 3,977
Series 2024-ORL, Class B, 5.61% (TSFR1M+194bps), 5/15/37(a)(b)(h) ............ 5,470 5,467
HTL Commercial Mortgage Trust ...........................................
Series 2024-T53, Class C, 7.09%, 5/10/39(a)(d)(h) ........................... 1,000 1,009
Series 2024-T53, Class D, 8.20%, 5/10/39(a)(d)(h) ........................... 4,515 4,573
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 5.51% (TSFR1M+184bps),
9/15/41(a)(b)(h) .................................................... 7,255 7,255
J.P. Morgan Chase Commercial Mortgage Securities Trust ..........................
Series 2018-WPT, Class CFL, 5.56% (TSFR1M+189bps), 7/5/33(a)(b)(h) .......... 4,000 2,840
Series 2019-BKWD, Class C, 5.89% (TSFR1M+221bps), 9/15/29(a)(b)(h) .......... 3,600 3,078
Series 2019-MFP, Class E, 5.88% (TSFR1M+221bps), 7/15/36(a)(b)(h) ............ 4,226 2,916
Series 2024-OMNI, Class B, 5.80%, 10/5/39(a)(d)(h) ......................... 2,200 2,202
KIND Trust, Series 2021-KIND, Class A, 4.74% (TSFR1M+106bps), 8/15/38(a)(b)(h) ..... 9,917 9,868
MCR Mortgage Trust ....................................................
Series 2024-HF1, Class A, 5.47% (TSFR1M+179bps), 12/15/41(a)(b)(h) ........... 3,682 3,682
Series 2024-HTL, Class B, 6.08% (TSFR1M+241bps), 2/15/37(a)(b)(h) ............ 5,582 5,575
Series 2024-TWA, Class A, 5.92%, 6/12/39(a)(h) ............................ 4,330 4,361
MHP Commercial Mortgage Trust, Series 2025-MHIL2, Class A, 5.17% (TSFR1M+150bps),
9/15/40(a)(b)(h) .................................................... 11,480 11,429
Morgan Stanley Capital I Trust, Series 2018-BOP, Class B, 4.97% (TSFR1M+130bps),
8/15/33(a)(b)(h) .................................................... 7,980 5,246
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 5.55%
(TSFR1M+188bps), 7/15/36(a)(b)(h) ..................................... 3,490 3,304
PRM Trust, Series 2025-PRM6, Class E, 6.58%, 7/5/33(a)(d)(h) ..................... 4,350 4,330
SHR Trust, Series 2024-LXRY, Class A, 5.62% (TSFR1M+195bps), 10/15/41(a)(b)(h) ..... 18,840 18,816

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
SKY Trust, Series 2025-LINE, Class A, 6.26% (TSFR1M+259bps), 4/15/42(a)(b) ......... $ 8,111 $ 8,141
SREIT Trust, Series 2021-MFP2, Class A, 4.61% (TSFR1M+94bps), 11/15/36(a)(b)(h) ..... 15,900 15,890
THPT Mortgage Trust ...................................................
Series 2023-THL, Class A, 7.00%, 12/10/34(a)(d)(h) ......................... 5,431 5,470
Series 2023-THL, Class B, 7.67%, 12/10/34(a)(d)(h) ......................... 4,150 4,179
TX Trust, Series 2024-HOU, Class A, 5.26% (TSFR1M+159bps), 6/15/39(a)(b)(h) ........ 6,000 5,992
Velocity Commercial Capital Loan Trust ......................................
Series 2023-1, Class A, 6.47%, 1/25/53, Callable 12/25/27 @ 100(a)(d) ............ 1,388 1,394
Series 2024-1, Class A, 6.55%, 1/25/54, Callable 5/25/28 @ 100(a)(d) ............. 3,017 3,050
Series 2024-2, Class A, 6.58%, 4/25/54, Callable 12/25/33 @ 100(a)(d) ............ 2,638 2,668
Series 2026-1, Class A, 5.10%, 2/25/56, Callable 2/25/29 @ 100(a)(d) ............. 5,492 5,415
Wells Fargo Commercial Mortgage Trust, Series 2026-1250B, Class A, 4.83%, 3/10/41(a)(d)(h) 3,740 3,704
XCAL Mortgage Trust, Series 2019-1, Class A, 7.53% (TSFR1M+386bps), 11/6/23(a)(b)(c)(f)
(h) ............................................................. 8,715 610
XCALI Mortgage Trust, Series 2020-5, Class A, 7.05% (TSFR1M+337bps), 5/15/26(a)(b)(h) 826 823
299,614
Private CMO Floating (6.5%):
Bellemeade Re Ltd., Series 2025-1, Class M1A, 5.21% (SOFR30A+155bps), 10/25/35,
Callable 8/25/28 @ 100(a)(b) .......................................... 2,069 2,069
Chase Mortgage Finance Corp. .............................................
Series 2021-CL1, Class M1, 4.86% (SOFR30A+120bps), 2/25/50, Callable 6/25/39 @
100(a)(b) ......................................................... 6,012 5,869
Series 2021-CL1, Class M2, 5.01% (SOFR30A+135bps), 2/25/50, Callable 6/25/39 @
100(a)(b) ......................................................... 1,556 1,509
Series 2021-CL1, Class M3, 5.21% (SOFR30A+155bps), 2/25/50, Callable 6/25/39 @
100(a)(b) ......................................................... 896 868
Connecticut Avenue Securities Trust .........................................
Series 2022-R01, Class 1M1, 4.66% (SOFR30A+100bps), 12/25/41, Callable 12/25/26 @
100(a)(b) ......................................................... 1,134 1,133
Series 2022-R02, Class 2M2, 6.66% (SOFR30A+300bps), 1/25/42, Callable 1/25/27 @
100(a)(b) ......................................................... 13,512 13,654
Series 2022-R09, Class 2M1, 6.16% (SOFR30A+250bps), 9/25/42, Callable 9/25/27 @
100(a)(b) ......................................................... 1,047 1,057
Series 2023-R03, Class 2M1, 6.16% (SOFR30A+250bps), 4/25/43, Callable 4/25/28 @
100(a)(b) ......................................................... 1,137 1,147
Series 2023-R06, Class 1M1, 5.36% (SOFR30A+170bps), 7/25/43, Callable 7/25/28 @
100(a)(b) ......................................................... 1,721 1,723
Series 2023-R07, Class 2M1, 5.61% (SOFR30A+195bps), 9/25/43, Callable 9/25/28 @
100(a)(b) ......................................................... 450 451
Series 2024-R01, Class 1M1, 4.71% (SOFR30A+105bps), 1/25/44, Callable 1/25/29 @
100(a)(b) ......................................................... 1,680 1,679
Series 2024-R02, Class 1M1, 4.76% (SOFR30A+110bps), 2/25/44, Callable 2/25/29 @
100(a)(b) ......................................................... 1,363 1,362
Series 2024-R03, Class 2M1, 4.81% (SOFR30A+115bps), 3/25/44, Callable 3/25/29 @
100(a)(b) ......................................................... 4,245 4,241
Series 2024-R03, Class 2M2, 5.61% (SOFR30A+195bps), 3/25/44, Callable 3/25/29 @
100(a)(b) ......................................................... 10,370 10,386
Series 2024-R04, Class 1A1, 4.66% (SOFR30A+100bps), 5/25/44, Callable 5/25/29 @
100(a)(b) ......................................................... 20,977 20,970
Series 2024-R04, Class 1M1, 4.76% (SOFR30A+110bps), 5/25/44, Callable 5/25/29 @
100(a)(b) ......................................................... 802 802
Series 2024-R05, Class 2A1, 4.66% (SOFR30A+100bps), 7/25/44, Callable 7/25/29 @
100(a)(b) ......................................................... 16,400 16,359
Series 2024-R06, Class 1A1, 4.81% (SOFR30A+115bps), 9/25/44, Callable 9/25/29 @
100(a)(b) ......................................................... 7,648 7,645
Series 2025-R01, Class 1A1, 4.61% (SOFR30A+95bps), 1/25/45, Callable 1/25/30 @
100(a)(b) ......................................................... 11,120 11,092
Series 2025-R01, Class 1M1, 4.76% (SOFR30A+110bps), 1/25/45, Callable 1/25/30 @
100(a)(b) ......................................................... 7,920 7,905
Series 2025-R02, Class 1A1, 4.66% (SOFR30A+100bps), 2/25/45, Callable 2/25/30 @
100(a)(b) ......................................................... 45 45

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-R02, Class 1M1, 4.81% (SOFR30A+115bps), 2/25/45, Callable 2/25/30 @
100(a)(b) ......................................................... $ 3,323 $ 3,321
Series 2025-R03, Class 2A1, 5.11% (SOFR30A+145bps), 3/25/45, Callable 3/25/30 @
100(a)(b) ......................................................... 4,107 4,115
Series 2025-R04, Class 1M1, 4.86% (SOFR30A+120bps), 5/25/45, Callable 5/25/30 @
100(a)(b) ......................................................... 3,354 3,355
Series 2025-R05, Class 2A1, 4.66% (SOFR30A+100bps), 7/25/45, Callable 7/25/30 @
100(a)(b) ......................................................... 7,027 7,020
Series 2025-R05, Class 2M1, 4.86% (SOFR30A+120bps), 7/25/45, Callable 7/25/30 @
100(a)(b) ......................................................... 11,428 11,417
Series 2025-R06, Class 1A1, 4.56% (SOFR30A+90bps), 9/25/45, Callable 9/25/30 @
100(a)(b) ......................................................... 6,449 6,434
Series 2025-R06, Class 1M1, 4.61% (SOFR30A+95bps), 9/25/45, Callable 9/25/30 @
100(a)(b) ......................................................... 8,010 7,998
Eagle RE Ltd. .........................................................
Series 2021-2, Class M1C, 7.11% (SOFR30A+345bps), 4/25/34, Callable 3/25/27 @
100(a)(b) ......................................................... 592 593
Series 2023-1, Class M1A, 5.66% (SOFR30A+200bps), 9/26/33, Callable 9/25/28 @
100(a)(b) ......................................................... 676 677
Series 2023-1, Class M1B, 7.61% (SOFR30A+395bps), 9/26/33, Callable 9/25/28 @
100(a)(b) ......................................................... 6,770 6,925
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M2C, 6.63%
(SOFR30A+296bps), 11/25/29, Callable 5/25/27 @ 100(b) ..................... 7,265 7,411
Federal Home Loan Mortgage Corporation .....................................
Series 2021-MN1, Class M1, 5.66% (SOFR30A+200bps), 1/25/51, Callable 1/25/29 @
100(a)(b) ......................................................... 219 218
Series 2023-HQA3, Class M1, 5.51% (SOFR30A+185bps), 11/25/43, Callable 11/25/28
@ 100(a)(b) ....................................................... 5,526 5,552
Series 2024-DNA1, Class A1, 5.01% (SOFR30A+135bps), 2/25/44, Callable 2/25/29 @
100(a)(b) ......................................................... 1,329 1,329
Series 2026-DNA2, Class M1, 4.87% (SOFR30A+120bps), 3/25/46, Callable 3/25/31 @
100(a)(b) ......................................................... 28,215 28,173
Federal Home Loan Mortgage Corporation, REMICS .............................
Series 2021-DNA5, Class M2, 5.31% (SOFR30A+165bps), 1/25/34(a)(b) .......... 1,585 1,585
Series 2021-DNA6, Class M2, 5.16% (SOFR30A+150bps), 10/25/41, Callable 10/25/26
@ 100(a)(b) ....................................................... 2,437 2,439
Series 2021-DNA7, Class M1, 4.51% (SOFR30A+85bps), 11/25/41, Callable 11/25/26 @
100(a)(b) ......................................................... 976 975
Series 2022-DNA1, Class M2, 6.16% (SOFR30A+250bps), 1/25/42, Callable 1/25/27 @
100(a)(b) ......................................................... 13,000 13,097
Series 2022-DNA6, Class M1A, 5.81% (SOFR30A+215bps), 9/25/42, Callable 9/25/27
@ 100(a)(b) ....................................................... 402 403
Series 2023-HQA1, Class M1A, 5.66% (SOFR30A+200bps), 5/25/43, Callable 5/25/28
@ 100(a)(b) ....................................................... 1,033 1,038
Series 2023-HQA2, Class M1A, 5.66% (SOFR30A+200bps), 6/25/43, Callable 6/25/28
@ 100(a)(b) ....................................................... 792 792
Series 2024-DNA1, Class M1, 5.01% (SOFR30A+135bps), 2/25/44, Callable 2/25/29 @
100(a)(b) ......................................................... 1,344 1,343
Series 2024-DNA3, Class A1, 4.71% (SOFR30A+105bps), 10/25/44, Callable 10/25/29
@ 100(a)(b) ....................................................... 12,196 12,200
Series 2024-HQA2, Class A1, 4.91% (SOFR30A+125bps), 8/25/44, Callable 8/25/29 @
100(a)(b) ......................................................... 20,045 20,064
Series 2024-HQA2, Class M1, 4.86% (SOFR30A+120bps), 8/25/44, Callable 8/25/29 @
100(a)(b) ......................................................... 8,459 8,463
Series 2025-DNA1, Class A1, 4.61% (SOFR30A+95bps), 1/25/45, Callable 1/25/30 @
100(a)(b) ......................................................... 14,916 14,888
Series 2025-DNA1, Class M1, 4.71% (SOFR30A+105bps), 1/25/45, Callable 1/25/30 @
100(a)(b) ......................................................... 6,975 6,960
Series 2025-DNA4, Class A1, 4.56% (SOFR30A+90bps), 10/25/45, Callable 10/25/30 @
100(a)(b) ......................................................... 19,321 19,272
Series 2025-DNA4, Class M1, 4.76% (SOFR30A+110bps), 10/25/45, Callable 10/25/30
@ 100(a)(b) ....................................................... 17,005 17,004

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-HQA1, Class A1, 4.61% (SOFR30A+95bps), 2/25/45, Callable 2/25/30 @
100(a)(b) ......................................................... $ 7,895 $ 7,895
Series 2025-HQA1, Class M1, 4.81% (SOFR30A+115bps), 2/25/45, Callable 2/25/30 @
100(a)(b) ......................................................... 17,703 17,711
Federal National Mortgage Association .......................................
Series 2026-R01, Class 2A1, 4.51% (SOFR30A+85bps), 1/25/46, Callable 1/25/31 @
100(a)(b) ......................................................... 11,198 11,128
Series 2026-R01, Class 2M1, 4.66% (SOFR30A+100bps), 1/25/46, Callable 1/25/31 @
100(a)(b) ......................................................... 27,305 27,300
Series 2026-R02, Class 1A1, 4.61% (SOFR30A+95bps), 2/25/46, Callable 2/25/31 @
100(a)(b) ......................................................... 12,639 12,644
Freddie Mac STACR Debt Notes ............................................
Series 2017-HQA2, Class M2B, 6.43% (SOFR30A+276bps), 12/25/29, Callable 6/25/27
@ 100(b) ......................................................... 4,014 4,086
Series 2017-HRP1, Class M2, 6.23% (SOFR30A+256bps), 12/25/42, Callable 5/25/30 @
100(b) ........................................................... 843 849
Freddie Mac STACR REMIC Trust ..........................................
Series 2022-HQA1, Class M1A, 5.76% (SOFR30A+210bps), 3/25/42, Callable 3/25/27
@ 100(a)(b) ....................................................... 466 466
Series 2023-DNA1, Class M1A, 5.76% (SOFR30A+210bps), 3/25/43, Callable 3/25/28
@ 100(a)(b) ....................................................... 4,789 4,833
Series 2023-HQA3, Class A1, 5.51% (SOFR30A+185bps), 11/25/43, Callable 11/25/28
@ 100(a)(b) ....................................................... 16,295 16,409
Series 2024-DNA2, Class A1, 4.91% (SOFR30A+125bps), 5/25/44, Callable 5/25/29 @
100(a)(b) ......................................................... 12,685 12,689
Series 2024-DNA2, Class M1, 4.86% (SOFR30A+120bps), 5/25/44, Callable 5/25/29 @
100(a)(b) ......................................................... 7,894 7,890
Series 2024-HQA1, Class A1, 4.91% (SOFR30A+125bps), 3/25/44, Callable 3/25/29 @
100(a)(b) ......................................................... 26,117 26,151
Home Re Ltd. .........................................................
Series 2026-1, Class M1A, 4.86% (SOFR30A+120bps), 1/25/36, Callable 8/25/29 @
100(a)(b) ......................................................... 5,366 5,365
Series 2026-1, Class M1B, 5.81% (SOFR30A+215bps), 1/25/36, Callable 8/25/29 @
100(a)(b) ......................................................... 5,710 5,718
JP Morgan Mortgage Trust ................................................
Series 2018-7FRB, Class A2, 4.54% (TSFR1M+86bps), 4/25/46, Callable 12/25/29 @
100(a)(b) ......................................................... 4,586 4,523
Series 2018-7FRB, Class A3, 4.54% (TSFR1M+86bps), 4/25/46, Callable 12/25/29 @
100(a)(b) ......................................................... 752 728
JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 4.29% (TSFR1M+61bps),
5/25/33, Callable 4/25/26 @ 100(a)(b) .................................... 419 414
JPMorgan Chase Bank NA ................................................
Series 2019-CL1, Class M1, 5.14% (TSFR1M+146bps), 4/25/47, Callable 11/25/31 @
100(a)(b) ......................................................... 2,547 2,538
Series 2021-CL1, Class M1, 4.96% (SOFR30A+130bps), 3/25/51, Callable 11/25/36 @
100(a)(b) ......................................................... 5,597 5,586
Merrill Lynch Mortgage Investors Trust .......................................
Series 2003-H, Class A1, 4.43% (TSFR1M+75bps), 1/25/29, Callable 4/25/26 @ 100(b) 152 133
Series 2004-B, Class A2, 4.74% (TSFR6M+97bps), 5/25/29, Callable 4/25/26 @ 100(b) 63 62
Series 2004-C, Class A2B, 5.03% (TSFR6M+143bps), 7/25/29, Callable 4/25/26 @
100(b) ........................................................... 4 4
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 5.29% (TSFR1M+161bps),
6/25/57, Callable 5/25/30 @ 100(a)(b) .................................... 4,157 4,207
Oaktown Re VII Ltd., Series 2021-2, Class M1B, 6.56% (SOFR30A+290bps), 4/25/34,
Callable 10/25/26 @ 100(a)(b) ......................................... 1,304 1,313
Radnor RE Ltd. ........................................................
Series 2021-1, Class M2, 6.81% (SOFR30A+315bps), 12/27/33, Callable 5/25/26 @
100(a)(b) ......................................................... 729 731
Series 2021-2, Class M1B, 7.36% (SOFR30A+370bps), 11/25/31, Callable 9/25/27 @
100(a)(b) ......................................................... 2,236 2,252
Series 2023-1, Class M1A, 6.36% (SOFR30A+270bps), 7/25/33, Callable 7/25/28 @
100(a)(b) ......................................................... 1,352 1,356

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
RESI Finance LP, Series 2003-CB1, Class B3, 5.23% (TSFR1M+156bps), 6/10/35, Callable
4/10/26 @ 102(a)(b) ................................................. $ 628 $ 532
STACR Trust, Series 2018-HRP1, Class B1, 7.53% (SOFR30A+386bps), 4/25/43, Callable
5/25/28 @ 100(a)(b) ................................................. 3,807 3,927
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, 4.79% (TSFR1M+111bps), 10/25/48,
Callable 10/25/28 @ 100(a)(b) ......................................... 567 567
Triangle RE Ltd., Series 2023-1, Class M1A, 7.06% (SOFR30A+340bps), 11/25/33, Callable
10/25/28 @ 100(a)(b) ................................................ 4,170 4,198
521,232
Private CMO Other (1.4%):
Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 4.95%, 6/25/30, Callable
4/25/26 @ 100(d) ................................................... 3 2
Cascade Funding Mortgage Trust ...........................................
Series 2025-HB16, Class A, 3.00%, 3/25/35(a)(d) ............................ 6,164 6,062
Series 2025-HB16, Class M3, 3.00%, 3/25/35, Callable 9/25/27 @ 100(a)(d) ........ 2,900 2,771
CFMT LLC ...........................................................
Series 2024-HB14, Class A, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(d) .......... 9,588 9,474
Series 2024-HB15, Class A, 4.00%, 8/25/34(a)(d) ............................ 3,377 3,366
Federal Home Loan Mortgage Corporation .....................................
Series 2018-1, Class M, 4.75%, 5/25/57, Callable 7/25/43 @ 100(d) ............... 2,251 2,225
Series 2019-3, Class M, 4.75%, 10/25/58, Callable 2/25/47 @ 100(d) .............. 1,960 1,933
Series 2026-DNA1, Class A1, 4.51% (SOFR30A+85bps), 2/25/46, Callable 2/25/31 @
100(a)(b) ......................................................... 25,468 25,419
Series 2026-DNA1, Class M1, 4.66% (SOFR30A+100bps), 2/25/46, Callable 2/25/31 @
100(a)(b) ......................................................... 24,747 24,654
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43(a) ........... 2,326 2,239
JP Morgan Mortgage Trust ................................................
Series 2014-IVR3, Class B4, 5.78%, 9/25/44, Callable 4/25/26 @ 100(a)(d) ......... 823 819
Series 2018-7FRB, Class B1, 5.11%, 4/25/46, Callable 12/25/29 @ 100(a)(d) ........ 5,503 5,467
Series 2018-7FRB, Class B2, 5.11%, 4/25/46, Callable 12/25/29 @ 100(a)(d) ........ 5,204 5,150
JP Morgan Seasoned Mortgage Trust .........................................
Series 2014-1, Class B1, 4.30%, 5/25/33, Callable 4/25/26 @ 100(a)(d) ............ 424 422
Series 2014-1, Class B2, 4.30%, 5/25/33, Callable 4/25/26 @ 100(a)(d) ............ 395 393
Series 2014-1, Class B3, 4.30%, 5/25/33, Callable 4/25/26 @ 100(a)(d) ............ 305 302
JP Morgan Trust, Series 2015-1, Class 1A14, 5.09%, 12/25/44, Callable 4/25/26 @ 100(a)(d) 70 69
LHOME Mortgage Trust, Series 2024-RTL2, Class A1, 7.13%, 3/25/29, Callable 10/25/26 @
100(a)(d)(h) ....................................................... 4,490 4,494
Merrill Lynch Mortgage Investors Trust .......................................
Series 2003-G, Class A3, 6.00%, 1/25/29, Callable 4/25/26 @ 100(d) .............. 2 2
Series 2004-D, Class A3, 5.73%, 9/25/29, Callable 4/25/26 @ 100(d) .............. 12 12
Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B4, 5.88%, 6/25/44,
Callable 4/25/26 @ 100(a)(d) .......................................... 2,564 2,520
Ocwen Loan Investment Trust ..............................................
Series 2024-HB1, Class A, 3.00%, 2/25/37, Callable 4/25/26 @ 100(a) ............. 1,213 1,196
Series 2024-HB1, Class M1, 3.00%, 2/25/37, Callable 4/25/26 @ 100(a) ........... 2,300 2,245
Series 2024-HB1, Class M2, 3.00%, 2/25/37, Callable 4/25/26 @ 100(a) ........... 1,020 996
Onity Loan Investment Trust ...............................................
Series 2024-HB2, Class A, 5.00%, 8/25/37(a)(d) ............................. 2,934 2,928
Series 2026-HB1, Class A, 3.00%, 3/25/39, Callable 3/25/29 @ 100(a)(d) .......... 10,000 9,681
Towd Point Mortgage Trust, Series 2020-4, Class XA, 3.25%, 10/25/60, Callable 8/25/31 @
100(a) ........................................................... 98 98
114,939
Total Collateralized Mortgage Obligations (Cost $1,172,908)
a
a
a
1,156,822
Senior Secured Loans (1.9%)
Communication Services (0.0%):(i)
Dotdash Meredith, Inc., Term B-2 Loan, 7.17% (SOFR01M+350bps), 6/16/32(b) ......... $ 543 515
Level 3 Financing, Inc., Term B-4 Refinancing Loan, 6.92% (SOFR01M+325bps), 3/29/32(b) 1,139 1,141
Windstream Services LLC, 2025 Term Loan, First Lien, 7.67% (SOFR01M+400bps),
10/6/32(b) ........................................................ 948 951
2,607

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Consumer Discretionary (0.3%):
American Axle & Manufacturing, Inc., Tranche C Term Loan, First Lien, 6.91%
(SOFR03M+325bps), 2/3/33(b) ......................................... $ 2,327 $ 2,315
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 5.92% (SOFR01M+225bps),
2/6/31(b) ......................................................... 2,494 2,427
Charter Communications Operating LLC, Term Loan B-5, First Lien, 5.91%
(SOFR03M+225bps), 12/15/31(b) ....................................... 2,857 2,862
Churchill Downs, Inc., 2021 Incremental Term B Loan, First Lien, 5.42%
(SOFR01M+175bps), 3/17/28(b) ........................................ 475 476
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 7.79%
(SOFR01M+400bps), 8/23/28(b) ........................................ 245 247
DK Crown Holdings, Inc., Term B Loans, First Lien, 5.42% (SOFR01M+175bps), 3/4/32(b) . 3,328 3,329
Fitness International LLC, Term B Loan, First Lien, 8.17% (SOFR01M+450bps), 2/12/29(b) . 2,176 2,188
Flutter Financing BV, 2024 Refinancing Term B Loan, First Lien, 5.42% (SOFR03M+175bps),
11/29/30(b) ....................................................... 1,344 1,332
Flutter Financing BV, Third Incremental Term B Loans, First Lien, 5.67%
(SOFR03M+200bps), 6/4/32(b) ......................................... 570 565
Great Outdoors Group LLC, Term Loan B, First Lien, 6.92% (SOFR01M+325bps), 1/23/32(b) 2,063 2,062
Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loan, First Lien, 5.67%
(SOFR01M+200bps), 1/17/31(b) ........................................ 983 981
Houghton Mifflin Harcourt Co., Term B Loan, First Lien, 9.02% (SOFR01M+525bps),
4/9/29(b) ......................................................... 965 820
Inspired Educational US Holdings, Inc., 6.42% (SOFR03M+275bps), 2/28/31(b) ......... 1,083 1,082
Live Nation Entertainment, Inc., Initial Term B Loan, 5.67% (SOFR01M+200bps), 10/21/32(b) 963 965
Marriott Ownership Resorts, Inc., 2024 Incremental Term Loan, First Lien, 5.92%
(SOFR01M+225bps), 4/1/31(b) ......................................... 983 982
OEP Glass Purchaser LLC, 7.67% (SOFR03M+400bps), 2/26/33(b) ................... 1,382 1,363
Petco Health and Wellness Co., Inc., 2026 Term Loan, First Lien, 7.92% (SOFR03M+425bps),
2/3/31(b) ......................................................... 904 885
PetSmart, Inc., Initial Term Loan, First Lien, 7.67% (SOFR01M+400bps), 8/18/32(b) ...... 1,720 1,712
Valvoline, Inc., Term B Loan, 5.67% (SOFR01M+200bps), 12/1/32(b) ................. 998 1,002
27,595
Consumer Staples (0.1%):
Energizer Holdings, Inc., Initial Term Loan, 5.67% (SOFR01M+200bps), 3/19/32(b) ....... 1,750 1,750
Froneri US, Inc., Facility B6, First Lien, 5.88% (SOFR06M+225bps), 9/30/32(b) ......... 1,746 1,715
Jupiter Buyer, Inc., Initial Term Loan, 7.67% (SOFR03M+400bps), 11/3/31(b) ........... 507 508
Primo Brands Corp., 3/31/31(j) ............................................. 980 983
4,956
Energy (0.1%):
Bayonne Energy Center LLC, Term B Advance, 6.67% (SOFR03M+300bps), 10/1/32(b) .... 1,990 1,997
Buckeye Partners LP, 2025 Tranche B-7 Term Loan, 5.42% (SOFR01M+175bps), 11/22/32(b) 2,062 2,072
Hilcorp Energy I LP, Initial Loan, First Lien, 5.43% (SOFR01M+175bps), 2/11/30(b) ...... 2,007 2,008
6,077
Financials (0.7%):
Allspring Buyer LLC, 2024 Specified Refinancing Term Loan, First Lien, 6.69%
(SOFR03M+300bps), 11/1/30(b) ........................................ 744 745
Asurion LLC, New B-12 Term Loan, First Lien, 7.92% (SOFR01M+425bps), 9/19/30(b) ... 1,138 1,127
Asurion LLC, New Term B-14 Term Loan, First Lien, 7.43% (SOFR01M+375bps), 2/23/33(b) 2,576 2,493
AthenaHealth Group, Inc., Initial Term Loan, 6.42% (SOFR01M+275bps), 2/15/29(b) ...... 645 635
Avolon TLB Borrower 1 US LLC, Term B-6 Loan, 5.43% (SOFR01M+175bps), 6/24/30(b) . 1,195 1,199
Carriage Purchaser, Inc., Term B Loan, 7.17% (SOFR01M+350bps), 9/29/28(b) .......... 1,433 1,429
Citadel Securities LP, 2024-1 Term Loan, 5.67% (SOFR03M+200bps), 10/31/31(b) ....... 1,418 1,420
Directv Financing LLC, 2024 Refinancing Term B Loan, First Lien, 9.18%
(SOFR03M+525bps), 8/2/29(b) ......................................... 634 637
Eastern Power LLC, Term loan, 8.42% (SOFR01M+475bps), 4/3/29(b) ................ 807 810
First Advantage Holdings LLC, Term B-3 Loan, First Lien, 6.42% (SOFR03M+275bps),
10/31/31(b) ....................................................... 2,681 2,616
Gloves Buyer, Inc., Term Loan, First Lien, 7.67% (SOFR01M+400bps), 5/24/32(b) ....... 2,131 2,127
HIG Finance 2 Limited, 2025-2 Dollar Refinancing Term Loan, 6.42% (SOFR01M+275bps),
2/18/31(b) ........................................................ 2,377 2,305
Hudson River Trading LLC, Term B-2 Loan, 6.18% (SOFR01M+250bps), 3/18/30(b) ...... 1,888 1,882
Ineos US Finance LLC, 2031 Dollar Term Loan, 6.67% (SOFR01M+300bps), 2/7/31(b) .... 1,719 1,488

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Innio North America Holding, Inc., 5.66% (SOFR03M+200bps), 11/28/31(b) ............ $ 2,005 $ 1,991
ION Platform Finance US, Inc., Initial Dollar Term Loan, First Lien, 7.42%
(SOFR03M+375bps), 9/30/32(b) ........................................ 1,940 1,568
Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan,
5.67% (SOFR01M+200bps), 1/31/31(b) ................................... 1,011 1,008
Jane Street Group LLC, Seventh Amendment Extended Term Loan, 5.67%
(SOFR03M+200bps), 12/15/31(b) ....................................... 3,950 3,880
Jefferies Finance LLC, Initial Term Loan, First Lien, 6.43% (SOFR01M+275bps), 10/21/31(b) 1,706 1,685
Knight Health Holdings LLC, Term B Loan, First Lien, 9.04% (SOFR01M+525bps),
12/26/28(b) ....................................................... 956 679
LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, First Lien, 6.17%
(SOFR01M+250bps), 5/1/31(b) ......................................... 1,728 1,714
Lightning Power LLC, Initial Term B Loan, 5.92% (SOFR01M+225bps), 8/18/31(b) ....... 2,962 2,972
Long Ridge Energy LLC, Term B Advance Loan, 8.17% (SOFR03M+450bps), 2/19/32(b) ... 1,120 1,113
Medline Borrower LP, 2030 Refinancing Term Loan, First Lien, 5.42% (SOFR01M+175bps),
10/23/30(b) ....................................................... 875 877
NorthRiver Midstream Finance LP, Initial Term B Loan, First Lien, 5.91%
(SOFR03M+225bps), 8/16/30(b) ........................................ 750 752
OAK-Eagle Acquireco, Inc., 3/24/33(j) ....................................... 1,079 1,073
Olympus Water US Holding Corp., Term B-6 Dollar Loan, First Lien, 6.67%
(SOFR03M+300bps), 6/23/31(b) ........................................ 627 604
Outfront Media Capital LLC, Term Loan, 5.68% (SOFR01M+200bps), 9/16/32(b) ........ 1,161 1,164
Padagis LLC, Term B Loans, First Lien, 8.66% (SOFR03M+475bps), 7/6/28(b) .......... 791 731
Phoenix Guarantor, Inc., Tranche B-5 Term Loan, First Lien, 6.17% (SOFR01M+250bps),
2/21/31(b) ........................................................ 2,923 2,927
RVR Dealership Holdings LLC, Term Loan, First Lien, 8.18% (SOFR01M+450bps),
2/28/33(b) ........................................................ 621 601
Sedgwick Claims Management Services, Inc., 2024 Term Loan, First Lien, 6.17%
(SOFR01M+250bps), 7/31/31(b) ........................................ 990 973
The Edelman Financial Engines Center LLC, 2024-2 Refinancing Term Loan, 6.67%
(SOFR01M+300bps), 4/7/28(b) ......................................... 958 958
Trans Union LLC, 2024 Refinancing Term B-8 Loan, 5.42% (SOFR03M+175bps), 6/24/31(b) 2,694 2,683
Virgin Media Bristol LLC, 7.04% (SOFR01M+325bps), 1/31/29(b) ................... 1,025 991
WhiteWater DBR Holdco LLC, Term B-1 Loan, 5.94% (SOFR03M+225bps), 3/3/31(b) .... 1,218 1,222
Windsor Holdings III LLC, 2025 Dollar Refinancing Term B Loan, 6.42%
(SOFR01M+275bps), 8/1/30(b) ......................................... 1,794 1,775
54,854
Health Care (0.1%):
EyeCare Partners LLC, Tranche B Term Loan, 4.73% (SOFR06M+100bps), 11/30/28(b) .... 951 396
Hologic, Inc., 1/14/33(j) .................................................. 1,417 1,401
Lumexa Imaging, Inc.,  Amendment No. 5 Replacement Term Loan, 6.70%
(SOFR03M+300bps), 12/17/32(b) ....................................... 610 612
Organon & Co., 2024 Refinancing Dollar Term Loan Facility, First Lien, 5.92%
(SOFR01M+225bps), 5/19/31(b) ........................................ 1,973 1,884
Perrigo Investments LLC, 2024 Refinancing Term B Loan, First Lien, 5.67%
(SOFR01M+200bps), 4/20/29(b) ........................................ 1,224 1,219
Scil USA Holdings LLC, 7.79% (SOFR06M+400bps), 10/29/32(b) ................... 2,418 2,406
Sotera Health Holdings LLC, 2025 Refinancing Term Loan, 6.17% (SOFR01M+250bps),
5/30/31(b) ........................................................ 844 846
8,764
Industrials (0.3%):
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, First
Lien, 5.92% (SOFR03M+225bps), 4/20/28(b) .............................. 1,021 1,012
Allied Universal Holdco LLC, Amendment No. 7 Replacement U.S. Dollar Term Loan, 6.92%
(SOFR01M+325bps), 8/20/32(b) ........................................ 1,147 1,148
Arcosa, Inc., 2025 Refinancing Term Loan, First Lien, 5.67% (SOFR01M+200bps), 10/1/31(b) 1,340 1,341
Cengage Learning, Inc., Existing Term Loan, First Lien, 6.68% (SOFR03M+300bps),
3/24/31(b) ........................................................ 1,496 1,470
Coors Tek, Inc., Initial Term B Loan, First Lien, 6.67% (SOFR03M+300bps), 10/28/32(b) ... 589 592
Garda World Security Corp., Fifteenth Additional Term Loan, 6.42% (SOFR03M+275bps),
2/1/29(b) ......................................................... 1,470 1,463

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Knife River Corp., Initial Tranche B Term Loans, First Lien, 5.67% (SOFR03M+200bps),
3/8/32(b) ......................................................... $ 1,481 $ 1,490
Novae LLC, Tranche B Term Loan, 8.82% (SOFR03M+500bps), 12/22/28(b) ............ 1,440 1,295
OneSky Flight LLC, Initial Term Loans, 6.43% (SOFR01M+275bps), 2/17/33(b) ......... 1,355 1,353
Pitney Bowes, Inc., Tranche B Term Loan 2, 7.42% (SOFR03M+375bps), 3/19/32(b) ...... 2,328 2,313
Prime Security Services Borrower LLC, 2024-1 Refinancing Term B-1 Loan , First Lien,
5.66% (SOFR01M+200bps), 10/15/30(b) .................................. 1,553 1,548
Prime Security Services Borrower LLC, 2025 Incremental Term B-2 Loan, First Lien, 5.41%
(SOFR01M+175bps), 3/8/32(b) ......................................... 675 666
Quikrete Holdings, Inc., Tranche B-3 Term Loan , First Lien, 5.92% (SOFR01M+225bps),
2/10/32(b) ........................................................ 1,980 1,978
TransDigm, Inc., New Tranche K Term Loan, First Lien, 5.92% (SOFR01M+225bps),
3/22/30(b) ........................................................ 1,493 1,494
U.S. Anesthesia Partners, Inc., Initial Term Loan , First Lien, 7.78% (SOFR01M+400bps),
10/2/28(b) ........................................................ 1,289 1,291
Veritiv Operating Co., Initial Term Loan, First Lien, 7.67% (SOFR03M+400bps), 11/29/30(b) 2,799 2,726
Vestis Corp., Term B-1 Loan, First Lien, 5.92% (SOFR03M+225bps), 2/24/31(b) ......... 620 600
WEX, Inc., Term B-3 Loan, 5.42% (SOFR01M+175bps), 3/5/32(b) ................... 2,672 2,656
26,436
Information Technology (0.2%):
Ahead DB Holdings LLC, Term B-5 Loan, First Lien, 6.17% (SOFR03M+250bps), 2/3/31(b) 1,720 1,695
CACI International, Inc., Tranche B Term Loan, 5.42% (SOFR01M+175bps), 10/30/31(b) ... 1,975 1,980
Clearwater Analytics LLC, Initial Term Loan, 5.67% (SOFR01M+200bps), 4/21/32(b) ..... 995 995
Coherent Corp., Term B-3 Loan, 5.42% (SOFR01M+175bps), 7/2/29(b) ................ 1,000 1,003
Gen Digital, Inc., Second Amendment Incremental Term B Loan, 5.42% (SOFR01M+175bps),
4/16/32(b) ........................................................ 1,485 1,465
Gen Digital, Inc., Tranche B-1 Term Loan, 5.42% (SOFR01M+175bps), 9/12/29(b) ....... 634 629
Qnity Electronics, Inc., Initial Term Loan, 5.70% (SOFR01M+200bps), 11/1/32(b) ........ 1,892 1,892
Smartronix LLC, Term Loan, 8.17% (SOFR01M+450bps), 2/9/32(b) .................. 1,357 1,340
SS&C Technologies, Inc., Term B-8 Loan, 5.67% (SOFR01M+200bps), 5/9/31(b) ........ 803 801
11,800
Materials (0.1%):
Koppers, Inc., Term B-2 Loan, 6.18% (SOFR01M+250bps), 4/10/30(b) ................ 486 486
Mativ Holdings, Inc. Term B Loan, 7.54% (SOFR01M+375bps), 4/20/28(b) ............. 1,793 1,793
Minerals Technologies Inc., Term B Loan, 5.67% (SOFR01M+200bps), 11/26/31(b) ....... 1,077 1,082
Novelis Holdings, Inc., Initial Term Loan, 5.42% (SOFR03M+175bps), 3/11/32(b) ........ 2,910 2,914
Owens Brockway Glass Container, Inc., Tranche B-1 Term Loan B Facility, First Lien, 6.67%
(SOFR01M+300bps), 9/30/32(b) ........................................ 1,686 1,670
Solstice Advanced Materials, Inc., Term Loan B, First Lien, 5.42% (SOFR03M+175bps),
10/29/32(b) ....................................................... 1,100 1,107
9,052
Utilities (0.0%):(i)
Alpha Generation LLC, Initial Term B Loan, 5.42% (SOFR01M+175bps), 9/30/31(b) ...... 1,363 1,361
MH SUB I LLC, Term Loan, First Lien, 7.92% (SOFR01M+425bps), 12/31/31(b) ........ 818 549
Talen
Energy Supply LLC, 2025-1 Incremental Term B Loan, 5.67% (SOFR01M+200bps),
11/26/32(b) ....................................................... 748 750
Vistra Operations Co. LLC, 2018 Incremental Term Loans, First Lien, 5.42%
(SOFR01M+175bps), 12/20/30(b) ....................................... 535 535
3,195
Total Senior Secured Loans (Cost $157,520)
a
a
a
155,336
Corporate Bonds (22.1%)
Communication Services (0.3%):
Take-Two Interactive Software, Inc., 3.70%, 4/14/27, Callable 3/14/27 @ 100 ............ 11,600 11,496
T-Mobile US, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100 ........................ 13,223 13,141
24,637
Consumer Discretionary (1.1%):
Amazon.com, Inc., 4.10% (SOFR+44bps), 3/13/28(b) ............................. 24,600 24,588

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Daimler Truck Finance North America LLC
4.62% (SOFR+96bps), 9/25/27(a)(b) ..................................... $ 6,400 $ 6,415
4.51% (SOFR+84bps), 1/13/28(a)(b) ..................................... 10,000 10,006
General Motors Financial Co., Inc.
5.02% (SOFRINDX+135bps), 5/8/27(b) .................................. 10,200 10,259
4.72% (SOFRINDX+105bps), 7/15/27(b) ................................. 14,060 14,074
4.84% (SOFRINDX+117bps), 4/4/28(b) .................................. 15,400 15,454
HOA RoyaltyCo LLC, 4.72%, 11/22/55, Callable 5/2/26 @ 100(a)(c)(f) ................ 5,165 1,086
Volkswagen Group of America Finance LLC, 4.73% (SOFR+106bps), 8/14/26(a)(b) ....... 4,550 4,562
86,444
Consumer Staples (0.7%):
BAT Capital Corp.
3.22%, 9/6/26, Callable 7/6/26 @ 100 .................................... 14,036 13,963
3.56%, 8/15/27, Callable 5/15/27 @ 100 .................................. 11,209 11,086
Cargill, Inc., 4.28% (SOFR+61bps), 2/11/28(a)(b) ............................... 15,080 15,093
Philip Morris International, Inc., 4.33% (SOFR+66bps), 10/27/28(b) .................. 18,350 18,336
58,478
Energy (1.2%):
Chevron USA, Inc., 4.24% (SOFR+57bps), 8/13/28(b) ............................ 16,740 16,774
Energy Transfer LP
3.90%, 7/15/26, Callable 5/2/26 @ 100 ................................... 10,339 10,327
6.05%, 12/1/26, Callable 11/1/26 @ 100 .................................. 14,006 14,135
5.55%, 2/15/28, Callable 1/15/28 @ 100 .................................. 8,041 8,195
MPLX LP, 4.13%, 3/1/27, Callable 12/1/26 @ 100 ............................... 4,719 4,707
ONEOK, Inc., 5.55%, 11/1/26, Callable 10/1/26 @ 100 ............................ 4,210 4,235
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100 ............... 10,329 10,348
The Williams Cos., Inc., 3.75%, 6/15/27, Callable 3/15/27 @ 100 .................... 8,200 8,138
Western Midstream Operating LP, 4.65%, 7/1/26 ................................ 16,080 16,080
92,939
Financials (14.4%):
Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100 ...................... 13,700 14,216
American Express Co.
4.60% (SOFR+93bps), 7/26/28, Callable 7/26/27 @ 100(b) ..................... 8,500 8,516
5.04% (SOFR+93bps), 7/26/28, Callable 7/26/27 @ 100(b) ..................... 10,100 10,187
4.48% (SOFR+81bps), 7/20/29, Callable 7/20/28 @ 100(b) ..................... 24,090 24,075
American Honda Finance Corp.
4.22% (SOFR+55bps), 5/11/26(b) ....................................... 16,000 15,999
4.43% (SOFR+77bps), 3/12/27(b) ....................................... 15,670 15,659
4.57% (SOFR+90bps), 9/1/28(b) ........................................ 12,450 12,415
Athene Global Funding
4.52% (SOFRINDX+85bps), 5/8/26(a)(b) ................................. 6,000 6,003
4.50% (SOFRINDX+83bps), 1/7/27(a)(b) ................................. 18,270 18,267
4.88% (SOFRINDX+121bps), 3/25/27(a)(b) ............................... 4,000 4,004
Bank of America Corp.
5.01% (SOFR+135bps), 9/15/27, Callable 9/15/26 @ 100(b) .................... 14,980 15,036
5.93% (SOFR+134bps), 9/15/27, Callable 9/15/26 @ 100(b) .................... 12,000 12,083
4.72% (SOFR+105bps), 2/4/28, Callable 2/4/27 @ 100(b) ...................... 8,300 8,328
4.50% (SOFR+83bps), 1/24/29, Callable 1/24/28 @ 100(b) ..................... 14,080 14,074
Bank of America NA, 4.69% (SOFR+102bps), 8/18/26, Callable 7/17/26 @ 100(b) ........ 15,450 15,479
BMW US Capital LLC
4.44% (SOFRINDX+78bps), 3/19/27(a)(b) ................................ 7,900 7,919
4.59% (SOFRINDX+92bps), 8/13/27(a)(b) ................................ 11,890 11,908
Brown & Brown, Inc., 4.60%, 12/23/26 ....................................... 10,450 10,481
Capital One Financial Corp.
3.75%, 7/28/26, Callable 6/28/26 @ 100 .................................. 6,072 6,058
3.75%, 3/9/27, Callable 2/9/27 @ 100 .................................... 1,590 1,581
4.93% (SOFR+206bps), 5/10/28, Callable 5/10/27 @ 100(b) .................... 11,700 11,731
Caterpillar Financial Services Corp.
4.19% (SOFR+52bps), 3/3/28(b) ........................................ 13,000 13,022
4.31% (SOFR+64bps), 8/15/28(b) ....................................... 15,840 15,855
Citibank NA, 4.73% (SOFRINDX+106bps), 12/4/26, Callable 11/4/26 @ 100(b) ......... 12,450 12,505

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Citigroup, Inc.
4.43% (SOFR+77bps), 6/9/27, Callable 6/9/26 @ 100(b) ....................... $ 3,760 $ 3,762
4.95% (SOFR+128bps), 2/24/28, Callable 2/24/27 @ 100(b) .................... 4,005 4,023
4.81% (SOFR+114bps), 5/7/28, Callable 5/7/27 @ 100(b) ...................... 15,270 15,336
4.53% (SOFR+87bps), 3/4/29, Callable 3/4/28 @ 100(b) ....................... 21,300 21,300
CNO Global Funding, 5.88%, 6/4/27(a) ....................................... 11,455 11,612
Equitable America Global Funding, 4.37% (SOFR+71bps), 9/15/27(a)(b) ............... 14,460 14,485
Fidelity National Information Services, Inc., 4.87% (SOFR+121bps), 3/10/29(b) .......... 25,000 24,904
Fiserv, Inc.
3.20%, 7/1/26, Callable 5/1/26 @ 100 .................................... 1,528 1,523
5.15%, 3/15/27, Callable 2/15/27 @ 100 .................................. 10,000 10,048
Goldman Sachs Bank USA, 4.42% (SOFR+75bps), 5/21/27, Callable 5/21/26 @ 100(b) .... 7,480 7,482
HOA Funding LLC
8/20/51(f) ........................................................ 2,050 —
8/20/51(f) ........................................................ 2,050 —
HOA NewCo LLC, 7.43%, 11/22/55, Callable 5/2/26 @ 100(a)(c)(f) .................. 2,067 51
Hyundai Capital America, Inc.
5.17% (SOFR+150bps), 1/8/27(a)(b) ..................................... 8,090 8,145
4.78% (SOFR+112bps), 6/23/27(a)(b) .................................... 21,960 22,035
4.70% (SOFR+104bps), 6/24/27(a)(b) .................................... 5,650 5,664
4.69% (SOFR+103bps), 9/24/27(a)(b) .................................... 12,570 12,601
Jefferies Financial Group, Inc.
4.85%, 1/15/27 .................................................... 8,800 8,808
4.30%, 2/11/27, Callable 8/11/26 @ 100, MTN .............................. 25,040 25,031
John Deere Capital Corp., 4.35% (SOFR+68bps), 7/15/27(b) ........................ 7,000 7,025
JPMorgan Chase & Co.
4.43% (SOFR+77bps), 9/22/27, Callable 9/22/26 @ 100(b) ..................... 14,055 14,062
4.87% (SOFR+120bps), 1/23/28, Callable 1/23/27 @ 100(b) .................... 4,980 5,001
4.59% (SOFR+92bps), 4/22/28, Callable 4/22/27 @ 100(b) ..................... 7,780 7,804
4.98% (SOFR+93bps), 7/22/28, Callable 7/22/27 @ 100(b) ..................... 7,015 7,062
4.47% (SOFR+80bps), 1/24/29, Callable 1/24/28 @ 100(b) ..................... 17,580 17,590
JPMorgan Chase Bank NA, 4.66% (SOFR+100bps), 12/8/26, Callable 11/8/26 @ 100(b) .... 10,000 10,042
MassMutual Global Funding II
4.44% (SOFR+77bps), 1/29/27(a)(b) ..................................... 3,000 3,008
4.41% (SOFR+74bps), 4/9/27(a)(b) ...................................... 11,972 12,011
4.33% (SOFR+66bps), 1/22/29(a)(b) ..................................... 13,720 13,709
Metropolitan Life Global Funding I
3.45%, 12/18/26(a) .................................................. 10,102 10,042
4.36% (SOFRINDX+70bps), 6/11/27(a)(b) ................................ 9,900 9,915
4.37% (SOFR+70bps), 8/25/28(a)(b) ..................................... 8,900 8,921
Mizuho Markets Cayman LP, 4.19% (SOFR+52bps), 11/16/26, Callable 10/16/26 @ 100,
MTN(a)(b) ....................................................... 11,430 11,437
Morgan Stanley, 4.69% (SOFR+102bps), 4/13/28, Callable 4/13/27 @ 100(b) ............ 13,480 13,528
Morgan Stanley Bank NA
4.84% (SOFR+117bps), 10/30/26, Callable 9/30/26 @ 100(b) ................... 12,500 12,554
4.75% (SOFR+108bps), 1/14/28, Callable 1/14/27 @ 100(b) .................... 10,240 10,283
4.53% (SOFR+87bps), 5/26/28, Callable 5/26/27 @ 100(b) ..................... 19,000 19,005
4.97% (SOFR+93bps), 7/14/28, Callable 7/14/27 @ 100(b) ..................... 6,320 6,358
4.57% (SOFR+90bps), 1/12/29, Callable 1/12/28 @ 100(b) ..................... 6,300 6,317
Morgan Stanley Private Bank NA, 4.44% (SOFR+77bps), 7/6/28, Callable 7/6/27 @ 100(b) . 19,230 19,202
National Rural Utilities Cooperative Finance Corp., 4.10% (SOFRINDX+43bps), 8/9/27(b) .. 11,570 11,562
National Securities Clearing Corp., 4.24% (SOFR+57bps), 5/20/27(a)(b) ............... 15,300 15,322
New York Life Global Funding, 4.33% (SOFR+66bps), 7/25/28(a)(b) ................. 28,290 28,340
Northwestern Mutual Global Funding, 4.33% (SOFR+66bps), 8/25/28(a)(b) ............. 13,420 13,408
Pacific Life Global Funding II
4.52% (SOFR+85bps), 2/5/27(a)(b) ...................................... 16,200 16,272
4.24% (SOFR+58bps), 12/20/27(a)(b) .................................... 13,600 13,599
PNC Bank NA
4.54% (SOFR+63bps), 5/13/27, Callable 5/13/26 @ 100(b) ..................... 16,360 16,361
4.40% (SOFR+73bps), 7/21/28, Callable 7/21/27 @ 100(b) ..................... 6,550 6,561
Principal Life Global Funding II, 4.48% (SOFR+81bps), 8/18/28(a)(b) ................. 10,590 10,571

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Protective Life Global Funding
4.37% (SOFR+70bps), 4/10/26(a)(b) ..................................... $ 19,300 $ 19,302
5.21%, 4/14/26(a) .................................................. 5,050 5,052
Santander Holdings USA, Inc., 6.12% (SOFR+123bps), 5/31/27, Callable 5/31/26 @ 100(b) . 4,000 4,008
State Street Corp.
4.31% (SOFR+64bps), 10/22/27, Callable 9/22/27 @ 100(b) .................... 5,380 5,393
4.62% (SOFR+95bps), 4/24/28, Callable 4/24/27 @ 100(b) ..................... 10,995 11,031
The Bank of New York Mellon Corp.
4.34% (SOFRINDX+68bps), 6/9/28, Callable 6/9/27 @ 100(b) .................. 7,080 7,093
4.50% (SOFRINDX+83bps), 7/21/28, Callable 7/21/27 @ 100(b) ................ 17,665 17,683
The Charles Schwab Corp., 4.72% (SOFRINDX+105bps), 3/3/27, Callable 2/3/27 @ 100(b) . 18,000 18,074
The Goldman Sachs Group, Inc.
4.48% (SOFR+82bps), 9/10/27, Callable 9/10/26 @ 100(b) ..................... 4,100 4,101
4.59% (SOFR+92bps), 10/21/27, Callable 10/21/26 @ 100(b) ................... 3,174 3,181
5.68% (TSFR3M+201bps), 10/28/27, Callable 10/28/26 @ 100(b) ................ 10,500 10,578
4.79% (SOFR+112bps), 2/24/28, Callable 2/24/27 @ 100(b) .................... 3,369 3,383
The PNC Financial Services Group, Inc.
5.10% (SOFR+80bps), 7/23/27, Callable 7/23/26 @ 100(b) ..................... 14,600 14,627
4.29% (SOFR+62bps), 1/26/29, Callable 1/26/28 @ 100(b) ..................... 7,160 7,153
Toyota Motor Credit Corp.
4.12% (SOFRINDX+45bps), 4/10/26, MTN(b) ............................. 13,710 13,711
4.12% (SOFR+45bps), 5/15/26(b) ....................................... 10,850 10,850
4.31% (SOFR+65bps), 3/19/27, MTN(b) .................................. 10,500 10,519
4.31% (SOFRINDX+65bps), 3/13/29(b) .................................. 20,300 20,260
Truist Bank
3.30%, 5/15/26, Callable 4/17/26 @ 100 .................................. 10,000 9,984
4.67% (SOFR+59bps), 5/20/27, Callable 5/20/26 @ 100(b) ..................... 19,350 19,350
4.44% (SOFR+77bps), 7/24/28, Callable 7/24/27 @ 100(b) ..................... 17,630 17,639
Truist Financial Corp., 6.05% (SOFR+205bps), 6/8/27, Callable 6/8/26 @ 100, MTN(b) .... 12,000 12,030
U.S. Bank NA, 4.36% (SOFR+69bps), 10/22/27, Callable 10/22/26 @ 100(b) ............ 20,930 20,940
Wells Fargo & Co.
4.45% (SOFR+78bps), 1/24/28, Callable 1/24/27 @ 100(b) ..................... 8,575 8,571
4.74% (SOFR+107bps), 4/22/28, Callable 4/22/27 @ 100(b) .................... 23,010 23,094
4.54% (SOFR+88bps), 9/15/29, Callable 9/15/28 @ 100(b) ..................... 13,700 13,634
Wells Fargo Bank NA, 4.73% (SOFR+106bps), 8/7/26, Callable 7/7/26 @ 100(b) ......... 12,760 12,784
1,163,108
Health Care (1.4%):
Augusta SpinCo Corp., 4.32%, 9/23/27 ....................................... 26,355 26,326
Elevance Health, Inc., 4.50%, 10/30/26 ....................................... 12,335 12,352
Eli Lilly & Co., 4.20% (SOFR+53bps), 10/15/28(b) .............................. 20,140 20,168
GE HealthCare Technologies, Inc., 5.65%, 11/15/27, Callable 10/15/27 @ 100 ........... 8,000 8,159
HCA, Inc., 4.54% (SOFR+87bps), 3/1/28, Callable 2/1/28 @ 100(b) .................. 16,000 16,020
Merck & Co., Inc., 4.12% (SOFR+46bps), 9/15/27(b) ............................. 14,115 14,145
Pfizer, Inc., 4.17% (SOFR+50bps), 11/15/27(b) ................................. 6,280 6,280
U.S. Bank NA, 4.58% (SOFR+91bps), 5/15/28, Callable 5/14/27 @ 100(b) ............. 12,000 12,047
115,497
Industrials (1.1%):
Air Lease Corp., 5.30%, 6/25/26 ............................................ 6,320 6,331
General Electric Co., 4.30% (TSFR3M+64bps), 5/5/26, MTN(b) ..................... 8,431 8,430
Honeywell Aerospace, Inc., 3.90%, 3/16/28(a) .................................. 20,000 19,853
L3Harris Technologies, Inc., 5.40%, 1/15/27 ................................... 18,126 18,268
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.75%, 5/24/26, Callable 5/2/26 @ 100(a) ................................. 5,645 5,649
3.40%, 11/15/26, Callable 8/15/26 @ 100(a) ................................ 4,460 4,427
5.35%, 1/12/27, Callable 12/12/26 @ 100(a) ............................... 4,474 4,498
RTX Corp., 3.50%, 3/15/27, Callable 12/15/26 @ 100 ............................. 20,126 19,983
87,439
Information Technology (0.6%):
Amphenol Corp., 4.20% (SOFR+53bps), 11/15/27(b) ............................. 15,060 15,063
ESC Gab, 8/20/51(f)(g) .................................................. 5,300 —
Jabil, Inc., 4.25%, 5/15/27, Callable 4/15/27 @ 100 .............................. 6,600 6,583

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Oracle Corp.
4.43% (SOFR+76bps), 8/3/28(b) ........................................ $ 12,000 $ 11,822
4.78% (SOFRINDX+111bps), 2/4/29(b) ................................... 17,920 17,757
51,225
Materials (0.2%):
Amrize Finance US LLC, 3.50%, 9/22/26, Callable 6/22/26 @ 100 ................... 19,600 19,425
Utilities (1.1%):
Constellation Energy Generation LLC
3.90%, 1/8/28 ..................................................... 10,000 9,920
4.27% (SOFR+60bps), 1/8/28(b) ........................................ 6,680 6,668
Exelon Corp., 3.40%, 4/15/26 .............................................. 20,000 19,990
KeySpan Gas East Corp., 2.74%, 8/15/26, Callable 5/15/26 @ 100(a) .................. 15,408 15,301
NextEra Energy Capital Holdings, Inc., 4.47% (SOFRINDX+80bps), 2/4/28(b) .......... 6,645 6,653
PPL Capital Funding, Inc., 3.10%, 5/15/26, Callable 4/13/26 @ 100 ................... 1,778 1,775
Vistra Operations Co. LLC
5.05%, 12/30/26(a) .................................................. 8,500 8,526
3.70%, 1/30/27, Callable 11/30/26 @ 100(a) ................................ 16,400 16,250
85,083
Total Corporate Bonds (Cost $1,783,097)
a
a
a
1,784,275
Insurance-Linked Securities (0.1%)
Event Linked Bonds (0.1%):
Earthquake - California - (0.0%):(i)
Torrey Pines Re
9.59%, (JMMMUSTF+604bps), 6/7/27(a)(b)(k) ............................ 500 516
10.66%, (JMMMUSTF+711bps), 6/7/27, Callable 6/7/26 @ 102.25(a)(b)(k) ........ 250 259
Multiperil - U.S. - (0.0%):(i)
Sanders Re III, 6.89% (BRMMUSDF+334bps), 4/7/26(a)(b)(k) ...................... 3,000 3,000
Multiperil - U.S. Regional - (0.1%):
Long Point Re IV, 7.81% (BRMMUSDF+425bps), 6/1/26, Callable 5/2/26 @ 101.5(a)(b)(k) . 3,500 3,504
Wind Storm - Florida - (0.0%):(i)
Integrity Re, 4.01% (FHMMUSTF+50bps), 6/6/30(a)(b)(k) ......................... 1,238 619
7,898
Reinsurance Sidecars (0.0%):(i)
Multiperil - Worldwide - (0.0%):(i)
Alturas Re
7/31/26(f)(k)(l)(m) .................................................. 4,000 112
12/31/27(f)(k)(l)(m) ................................................. 421 5
Gleneagles Re, 2022, 12/31/27(f)(k)(l)(n) ...................................... 3,000 106
Thopas Re, 2022, 12/31/27(f)(k)(l)(m) ........................................ 3,500 18
Viribus Re
12/31/26(f)(k)(l)(m) ................................................. 2,500 —
12/31/26(f)(k)(l)(m) ................................................. 750 —
241
Total Insurance-Linked Securities (Cost $9,984)
a
a
a
8,139
Yankee Dollars (11.5%)
Energy (0.4%):
Enbridge, Inc., 5.25%, 4/5/27, Callable 3/5/27 @ 100 ............................. 8,435 8,506
Korea National Oil Corp., 4.34% (SOFR+67bps), 9/29/28(a)(b) ...................... 25,280 25,311
33,817
Financials (10.3%):
ABN AMRO Bank NV, 5.44% (SOFRINDX+178bps), 9/18/27, Callable 9/18/26 @ 100(a)(b) 23,300 23,423
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.10%, 1/15/27, Callable 12/15/26 @ 100 ................................. 11,000 11,120
6.45%, 4/15/27, Callable 3/15/27 @ 100 .................................. 15,500 15,792

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Australia & New Zealand Banking Group Ltd.
4.28% (SOFR+62bps), 6/18/28(a)(b) ..................................... $ 8,607 $ 8,631
4.28% (SOFR+61bps), 1/22/29(a)(b) ..................................... 4,740 4,734
Avolon Holdings Funding Ltd., 4.38%, 5/1/26, Callable 4/20/26 @ 100(a) .............. 17,000 16,999
Banco Santander SA
5.04% (SOFR+138bps), 3/14/28, Callable 3/14/27 @ 100(b) .................... 12,000 12,074
4.79% (SOFR+112bps), 7/15/28, Callable 7/15/27 @ 100(b) .................... 16,400 16,467
Bank of Montreal
5.00% (SOFRINDX+133bps), 6/5/26(b) .................................. 7,500 7,515
4.28% (SOFRINDX+62bps), 9/15/26, MTN(b) ............................. 8,100 8,108
4.29% (SOFR+62bps), 1/13/28, MTN(b) .................................. 12,400 12,389
4.41% (SOFRINDX+75bps), 9/22/28, Callable 9/22/27 @ 100(b) ................ 14,790 14,791
4.53% (SOFR+86bps), 1/27/29, Callable 1/27/28 @ 100(b) ..................... 16,723 16,694
Banque Federative du Credit Mutuel SA
5.07% (SOFRINDX+140bps), 7/13/26(a)(b) ............................... 7,000 7,021
4.80% (SOFR+113bps), 1/23/27(a)(b) .................................... 3,220 3,235
4.74% (SOFRINDX+107bps), 2/16/28(a)(b) ............................... 5,700 5,720
Barclays PLC
5.54% (SOFR+188bps), 9/13/27, Callable 9/13/26 @ 100(b) .................... 12,316 12,364
5.15% (SOFR+149bps), 3/12/28, Callable 3/12/27 @ 100(b) .................... 12,500 12,587
4.75% (SOFR+108bps), 11/11/29, Callable 11/11/28 @ 100(b) .................. 7,030 7,037
BPCE SA, 5.65% (SOFRINDX+198bps), 10/19/27, Callable 10/19/26 @ 100(a)(b) ....... 16,060 16,167
Canadian Imperial Bank of Commerce
4.61% (SOFR+94bps), 6/28/27(b) ....................................... 17,160 17,249
4.59% (SOFRINDX+93bps), 9/11/27, Callable 9/11/26 @ 100(b) ................ 6,900 6,906
4.39% (SOFR+72bps), 1/13/28, Callable 1/13/27 @ 100(b) ..................... 17,830 17,836
Cooperatieve Rabobank UA
4.57% (SOFRINDX+90bps), 10/5/26(b) .................................. 8,000 8,018
4.26% (SOFR+59bps), 10/17/28(b) ...................................... 16,170 16,186
Credit Agricole SA, 4.87% (SOFR+121bps), 9/11/28, Callable 9/11/27 @ 100(a)(b) ....... 12,000 12,053
Federation des Caisses Desjardins du Quebec
4.30% (SOFR+63bps), 1/27/27(a)(b) ..................................... 23,280 23,305
4.55%, 8/23/27(a) .................................................. 12,036 12,081
HSBC Holdings PLC, 5.24% (SOFR+157bps), 8/14/27, Callable 8/14/26 @ 100(b) ........ 8,700 8,725
ING Groep NV
4.64% (SOFRINDX+101bps), 4/1/27(b) .................................. 8,309 8,309
5.22% (SOFRINDX+156bps), 9/11/27, Callable 9/11/26 @ 100(b) ................ 20,100 20,189
Lloyds Banking Group PLC
5.23% (SOFRINDX+156bps), 8/7/27, Callable 8/7/26 @ 100(b) ................. 10,000 10,031
5.25% (SOFRINDX+158bps), 1/5/28, Callable 1/5/27 @ 100(b) ................. 13,841 13,949
4.73% (SOFRINDX+106bps), 11/26/28, Callable 11/26/27 @ 100(b) .............. 10,245 10,289
Macquarie Bank Ltd., 4.40% (SOFR+74bps), 6/12/28(a)(b) ......................... 11,450 11,441
National Australia Bank Ltd.
4.27% (SOFR+60bps), 10/26/27(a)(b) .................................... 7,430 7,450
4.31% (SOFR+65bps), 6/13/28(a)(b) ..................................... 17,061 17,107
4.19% (SOFR+53bps), 12/13/28(a)(b) .................................... 5,770 5,770
National Bank of Canada
4.70% (SOFRINDX+103bps), 7/2/27, Callable 7/2/26 @ 100(b) ................. 8,190 8,201
4.44% (SOFR+77bps), 1/20/29, Callable 1/20/28 @ 100(b) ..................... 13,440 13,452
NatWest Group PLC, 4.92% (SOFR+125bps), 3/1/28, Callable 3/1/27 @ 100(b) .......... 6,000 6,025
NatWest Markets PLC
4.57% (SOFR+90bps), 5/17/27(a)(b) ..................................... 13,580 13,625
4.61% (SOFR+95bps), 3/21/28(a)(b) ..................................... 15,400 15,459
Nomura Holdings, Inc., 4.92% (SOFR+125bps), 7/2/27(b) ......................... 20,260 20,383
Nordea Bank Abp, 5.38%, 9/22/27(a) ......................................... 12,625 12,815
NTT Finance Corp., 4.57%, 7/16/27(a) ....................................... 12,180 12,208
Royal Bank of Canada
4.24% (SOFRINDX+57bps), 4/27/26(b) .................................. 4,620 4,621
4.26% (SOFRINDX+59bps), 11/2/26, MTN(b) .............................. 4,800 4,803
4.62% (SOFRINDX+95bps), 1/19/27, MTN(b) ............................. 15,280 15,341
4.39% (SOFRINDX+72bps), 10/18/27, Callable 10/18/26 @ 100(b) .............. 6,956 6,957
4.49% (SOFRINDX+82bps), 3/27/28, Callable 3/27/27 @ 100(b) ................ 20,320 20,342
4.50% (SOFRINDX+83bps), 1/24/29, Callable 1/24/28 @ 100(b) ................ 4,621 4,628

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Santander UK Group Holdings PLC, 4.73% (SOFRINDX+107bps), 9/22/29, Callable 9/22/28
@ 100(b) ......................................................... $ 7,100 $ 7,104
Skandinaviska Enskilda Banken AB, 4.34% (SOFRINDX+68bps), 3/12/29(a)(b) .......... 12,730 12,719
Societe Generale SA, 5.08% (SOFR+141bps), 4/13/29, Callable 4/13/28 @ 100(a)(b) ...... 17,440 17,528
Standard Chartered PLC
5.60% (SOFR+193bps), 7/6/27, Callable 7/6/26 @ 100(a)(b) .................... 8,600 8,632
4.91% (SOFR+124bps), 1/21/29, Callable 1/21/28 @ 100(a)(b) .................. 17,580 17,650
Sumitomo Mitsui Financial Group, Inc., 4.43% (SOFR+76bps), 1/15/29(b) .............. 16,755 16,697
Sumitomo Mitsui Trust Bank Ltd.
4.81% (SOFR+115bps), 9/14/26(a)(b) .................................... 3,835 3,845
4.41% (SOFR+75bps), 9/11/28(a)(b) ..................................... 14,400 14,422
Swedbank AB, 5.04% (SOFRINDX+138bps), 6/15/26(a)(b) ........................ 8,840 8,855
The Bank of Nova Scotia
4.45% (SOFRINDX+78bps), 6/4/27, MTN(b) .............................. 11,130 11,165
4.42% (SOFR+76bps), 9/15/28, Callable 9/15/27 @ 100(b) ..................... 28,520 28,519
4.56% (SOFR+89bps), 2/14/29, Callable 2/14/28 @ 100(b) ..................... 14,460 14,485
The Toronto-Dominion Bank
4.75% (SOFR+108bps), 7/17/26, MTN(b) ................................. 4,000 4,008
4.25% (SOFR+59bps), 9/10/26(b) ....................................... 11,667 11,681
4.25% (SOFR+58bps), 1/13/28(b) ....................................... 12,430 12,456
4.49% (SOFR+82bps), 1/31/28(b) ....................................... 5,985 6,007
4.58% (SOFR+91bps), 6/2/28, MTN(b) ................................... 11,850 11,890
4.42% (SOFR+75bps), 10/13/28(b) ...................................... 8,070 8,084
834,369
Industrials (0.4%):
Element Fleet Management Corp.
6.27%, 6/26/26, Callable 5/26/26 @ 100(a) ................................ 25,088 25,153
5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ................................ 5,703 5,750
30,903
Materials (0.2%):
Rio Tinto Finance USA PLC, 4.50% (SOFRINDX+84bps), 3/14/28(b) ................. 12,350 12,423
Utilities (0.2%):
Algonquin Power & Utilities Corp., 5.37%, 6/15/26(o) ............................ 17,018 17,032
Total Yankee Dollars (Cost $926,620)
a
a
a
928,544
U.S. Government Agency Mortgages (3.1%)
Federal Home Loan Mortgage Corporation
6.00%, 8/1/53 - 9/1/54 ............................................... 13,009 13,358
6.50%, 4/1/54 - 10/1/54 .............................................. 41,188 42,964
56,322
Federal National Mortgage Association
6.24% (H15T1Y+212bps), 9/1/32(b) ..................................... 1 1
3.00%, 3/1/47 ..................................................... 1,624 1,481
6.03% (RFUCCT1Y+167bps), 1/1/48(b) .................................. 3 3
6.00%, 5/1/53 - 10/1/54 .............................................. 15,429 15,759
6.50%, 12/1/53 - 6/1/54 .............................................. 35,121 36,424
5.50%, 10/1/54 .................................................... 5,107 5,150
58,818
Federal National Mortgage Association, TBA
5.50%, 4/25/41 - 4/25/56 ............................................. 43,000 43,435
3.50%, 4/25/49 .................................................... 19,000 17,416
3.00%, 4/25/52 .................................................... 18,000 15,807
5.00%, 4/25/56 .................................................... 26,000 25,639
102,297
Government National Mortgage Association
6.00%, 4/20/56 .................................................... 16,000 16,269

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Government National Mortgage Association, TBA
6.50%, 4/20/56 .................................................... $ 15,000 $ 15,589
Total U.S. Government Agency Mortgages (Cost $248,674)
a
a
a
249,295
Commercial Paper (8.7%)
Consumer Discretionary (1.4%):
Alimentation Couche-Tard, Inc.
4.03%, 4/1/26(a)(p) ................................................. 17,700 17,698
4.08%, 4/13/26(a)(p) ................................................ 20,000 19,971
AutoZone, Inc.
3.91%, 4/2/26(a)(p) ................................................. 19,200 19,196
3.92%, 4/6/26(a)(p) ................................................. 18,000 17,988
O'Reilly Automotive, Inc., 4.00%, 4/8/26(a)(p) .................................. 35,000 34,969
109,822
Energy (1.1%):
Enterprise Products Operating LLC, 3.95%, 4/1/26(a)(p) ........................... 38,000 37,996
Kinder Morgan, Inc., 4.15%, 4/1/26(a)(p) ...................................... 15,548 15,546
Plains All American Pipeline LP, 3.96%, 4/2/26(a)(p) ............................. 38,000 37,992
91,534
Financials (2.0%):
Amphenol Corp., 1.85%, 4/2/26(a)(p) ........................................ 38,000 37,996
Aon Corp., 3.92%, 4/8/26(a)(p) ............................................. 30,000 29,974
Eaton Capital ULC, 4.01%, 4/13/26(a)(p) ...................................... 38,000 37,945
Marsh & McLennan Cos., Inc., 3.97%, 4/6/26(a)(p) .............................. 15,400 15,390
Prudential Funding LLC, 3.67%, 4/1/26(a)(p) ................................... 40,000 39,996
161,301
Health Care (0.3%):
Elevance Health, Inc., 4.02%, 4/7/26(a)(p) ..................................... 25,000 24,980
Industrials (0.4%):
Fiserv, Inc., 3.98%, 4/1/26(a)(p) ............................................ 17,000 16,998
Hubbell, Inc., 3.80%, 4/1/26(a)(p) ........................................... 18,400 18,398
35,396
Information Technology (0.3%):
Jabil, Inc., 4.14%, 4/1/26(a)(p) ............................................. 25,000 24,997
Real Estate (0.9%):
ERP Operating LP, 3.97%, 4/7/26(a)(p) ....................................... 38,000 37,971
Healthpeak OP LLC, 4.01%, 4/8/26(a)(p) ...................................... 38,000 37,966
75,937
Utilities (2.3%):
American Electric Power Co., Inc., 4.00%, 4/13/26(a)(p) ........................... 38,000 37,945
Consolidated Edison, Inc., 3.92%, 4/1/26(a)(p) .................................. 38,000 37,996
NGPL PipeCo LLC, 4.18%, 4/1/26(a)(p) ...................................... 14,000 13,998
Puget Sound Energy, Inc., 3.96%, 4/2/26(a)(p) .................................. 15,400 15,396
WEC Energy Group, Inc., 3.97%, 4/7/26(a)(p) .................................. 38,000 37,971
Xcel Energy, Inc., 3.97%, 4/7/26(a)(p) ........................................ 38,000 37,971
181,277
Total Commercial Paper (Cost $705,312)
a
a
a
705,244
Repurchase Agreements (6.8%)
Bank of America Corp., 3.66%, purchased on 3/31/26, with a maturity date of 4/1/26, with a repurchase value of $110,011 (collateralized by U.S. Treasury Bonds, 0.00%, due 2/15/38 -
11/15/55, with an aggregate value of $112,200) ................................. $ 110,000 110,000
Bank of America Corp., 3.67%, purchased on 3/31/26, with a maturity date of 4/1/26, with a repurchase value of $106,011 (collateralized by Agency Mortgage-Backed Securities, 2.29%-
7.00%, due 6/1/33 - 1/20/66, with an aggregate value of $108,120) .................... 106,000 106,000

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
Security Name
Acquisition Date
Cost
Value
Alturas Re, 2021-3 ...........................................
7/1/2021
$ 327
$ 112
Alturas Re, 2022-2 ...........................................
1/6/2022
—
5
Gleneagles Re, 2022 ..........................................
1/18/2022
1,157
106
Integrity Re ................................................
5/9/2022
1,238
619
Long Point Re IV ............................................
5/13/2022
3,500
3,504
Sanders Re III ..............................................
3/22/2022
3,000
3,000
Thopas Re, 2022 ............................................
2/7/2022
—
18
Torrey Pines Re .............................................
5/17/2024
500
516
Torrey Pines Re .............................................
5/17/2024
250
259
Viribus Re, 2018 ............................................
12/22/2017
12
—
Viribus Re, 2019 ............................................
12/27/2018
—
—
Total (0.1% of net assets)
$ 9,984
$ 8,139
Security Description
Principal Amount
(000)
a
Value
(000)
Bank of Nova Scotia, 3.67%, purchased on 3/31/26, with a maturity date of 4/1/26, with a repurchase value of $55,286 (collateralized by Agency Mortgage-Backed Securities, 2.00%-
2.25%, due 5/15/41 - 1/1/52, with an aggregate value of $56,391) .................... $ 55,280 $ 55,280
RBC Dominion Securities, Inc., 3.68%, purchased on 3/31/26, with a maturity date of 4/1/26, with a repurchase value of $151,295 (collateralized by Agency Mortgage-Backed Securities,
2.25%-6.38%, due 4/30/27 - 5/15/52, with an aggregate value of $154,321) ............. 151,280 151,280
Toronto Dominion Bank, 3.67%, purchased on 3/31/26, with a maturity date of 4/1/26, with a repurchase value of $87,649 (collateralized by Agency Mortgage-Backed Securities, 3.50%-
7.13%, due 3/15/28 - 9/15/65, with an aggregate value of $89,394) .................... 87,640 87,640
Toronto Dominion Bank, 3.66%, purchased on 3/31/26, with a maturity date of 4/1/26, with a repurchase value of $37,644 (collateralized by U.S. Treasury Bonds, 0.88%-1.50%, due
9/30/26 - 2/15/30, with an aggregate value of $38,393) ............................ 37,640 37,640
Total Repurchase Agreements (Cost $547,840)
a
a
a
547,840
Total Investments (Cost $8,250,121) — 101.6% 8,213,892
Liabilities in excess of other assets —  (1.6)% (131,826)
NET ASSETS - 100.00% $ 8,082,066
At March 31, 2026, the Fund's investments in foreign securities were 22.1% of net assets.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was
$5,088,569 (thousands) and amounted to 63.0% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2026.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2026.
(e) Rounds to less than $1 thousand.
(f) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of net assets as of March 31, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(g) Zero-coupon bond.
(h) Security is interest only.
(i) Amount represents less than 0.05% of net assets.
(j) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(k) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at March 31, 2026 (amounts in thousands):
(l) Non-income producing security.
(m) Issued as preference shares.
(n) Issued as participation notes.
(o) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(p) Rate represents the effective yield at March 31, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
March 31, 2026
See notes to financial statements.
BRMMUSDF
—
BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
FHMMUSTF
—
Federated Hermes US Treasury Cash Reserves Fund Yield
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
JMMMUSTF
—
JPMorgan 100% US Treasury Securities Money Market Fund Yield
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
PRIME
—
US Prime rate, rate disclosed as of March 31, 2026.
REMIC
—
Real Estate Mortgage Investment Conduits
RFUCCT1Y
—
Refinitiv USD Interbank Offered Rate Customer Cash Fallbacks Term 1 Year, rate disclosed as of March 31, 2026
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of March 31, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of March 31, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of March 31, 2026.
SOFR06M
—
6 Month SOFR, rate disclosed as of March 31, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of March 31, 2026.
SOFR90A
—
90 day average of SOFR, rate disclosed as of March 31, 2026.
STRIPS
—
Separately Trading  Registered Interest and Principal Securities
TBA
—
To Be Announced Securities
TSFR1M
—
1 Month Term SOFR, rate disclosed as of March 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of March 31, 2026.
ULC
—
Unlimited Liability Co.
US0001M
—
1 Month US Dollar London Interbank Offered Rate, rate disclosed as of March 31, 2026, based on the last reset date of the security.
TBA Sales Commitments
Security Description
Principal Amount
(000)
Value
(000)
TBA Sales Commitments - (1.30%)
Collateralized Mortgage Obligations —  (1.30%)
Federal National Mortgage Association, TBA
6.00% , 4/25/56 .................................................... (27,800) $ (28,337)
6.50% , 4/25/56 .................................................... (75,800) (78,416)
Total TBA Sales Commitments (Proceeds  $107,083) $(106,753)
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
2-Year U.S. Treasury Note Futures ....... 500 6/30/26 $ 103,511 $ 103,723 $ 212
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
30-Year U.S. Treasury Bond Futures ..... 113 6/18/26 $ 13,264 $ 12,868 $ 396
Total unrealized appreciation $ 608
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 608

Statement of Assets and Liabilities
March 31, 2026

See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
Victory Pioneer
Multi-Asset
Ultrashort Income
Fund
Assets:
Investments, at value (Cost $7,702,281) $ 7,666,052
Repurchase agreements, at value (Cost $547,840) 547,840
Cash 60,569
Futures contracts collateral 2,390
TBA sales commitments collateral 328
Receivables:
Dividends and interest 34,967
Capital shares issued 11,532
Investments sold 110,529
Prepaid expenses 127
Total Assets 8,434,334
Liabilities:
Payables:
Distributions 1,263
Investments purchased 216,387
Capital shares redeemed 23,985
Variation margin on open futures contracts 3
TBA sales commitments, at value (Proceeds $107,083) 106,753
Accrued expenses and other payables:
Investment advisory fees 1,997
Administration fees 304
Custodian fees 30
Transfer agent fees 46
Sub-Transfer agent fees 998
12b-1 fees 322
Other accrued expenses 180
Total Liabilities 352,268
Commitments and contingencies (Note 5 )
Net Assets:
Capital 8,417,349
Total accumulated earnings (loss) (335,283)
Net Assets $ 8,082,066
Net Assets:
Class A $ 3,557,724
Class C 42,475
Class R6 522,936
Class Y 3,958,931
Total $ 8,082,066
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 370,693
Class C 4,421
Class R6 54,327
Class Y 411,807
Total 841,248
Net asset value, offering and redemption price per share:(a)
Class A $ 9.60
Class C(b) 9.61
Class R6 9.63
Class Y 9.61
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Year Ended March 31, 2026

See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
Victory Pioneer
Multi-Asset
Ultrashort Income
Fund
Investment Income:
Dividends $ 2,551
Interest 414,229
Total Income 416,780
Expenses:
Investment advisory fees 22,643
Administration fees 3,495
Sub-Administration fees 1
12b-1 fees — Class A 6,534
12b-1 fees — Class C 123
Custodian fees 103
Transfer agent fees — Class A 41
Transfer agent fees — Class C 1
Transfer agent fees — Class R6 1
Transfer agent fees — Class Y 131
Sub-Transfer agent fees — Class A 1,092
Sub-Transfer agent fees — Class C 139
Sub-Transfer agent fees — Class Y 3,987
Trustees' fees 325
Legal and audit fees 384
State registration and filing fees 528
Other expenses 256
Total Expenses 39,784
Less fees paid indirectly (69)
Expenses waived/reimbursed by Adviser (517)
Net Expenses 39,198
Net Investment Income (Loss) 377,582
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (19,574)
Net realized gains (losses) from futures contracts (669)
Net change in unrealized appreciation/depreciation on investment securities (23,135)
Net change in unrealized appreciation/depreciation on TBA sales commitments 510
Net change in unrealized appreciation/depreciation on futures contracts 1,038
Net realized/unrealized gains (losses) on investments (41,830)
Change in net assets resulting from operations $ 335,752

(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Multi-Asset
Ultrashort Income Fund
Year
Ended
March 31, 2026
Year
Ended
March 31, 2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 377,582 $ 360,225
Net realized gains (losses) (20,243) (1,212)
Net change in unrealized appreciation/depreciation (21,587) 2,404
Change in net assets resulting from operations 335,752 361,417
Distributions to Shareholders:
Class A (153,247) (114,320)
Class C (2,179) (2,970)
Class C2 — (409)
Class R6 (27,479) (31,380)
Class Y (197,379) (209,740)
Change in net assets resulting from distributions to shareholders (380,284) (358,819)
Change in net assets resulting from capital transactions 328,550 2,506,877
Change in net assets 284,018 2,509,475
Net Assets:
Beginning of period 7,798,048 5,288,573
End of period $ 8,082,066 $ 7,798,048
* Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.

(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Multi-Asset
Ultrashort Income Fund
Year
Ended
March 31, 2026
Year
Ended
March 31, 2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 2,494,549 $ 2,678,505
Distributions reinvested 151,320 112,986
Cost of shares redeemed (2,090,407) (1,265,054)
Total Class A $ 555,462 $ 1,526,437
Class C
Proceeds from shares issued $ 57,368 $ 14,168
Distributions reinvested 1,931 2,970
Cost of shares redeemed (74,839) (24,276)
Total Class C $ (15,540) $ (7,138)
Class C2
Proceeds from shares issued $ — $ 4,115
Distributions reinvested — 23
Cost of shares redeemed — (5,799)
Total Class C2 $ — $ (1,661)
Class R6
Proceeds from shares issued $ 45,957 $ 122,112
Distributions reinvested 27,471 31,380
Cost of shares redeemed (100,404) (95,342)
Total Class R6 $ (26,976) $ 58,150
Class Y
Proceeds from shares issued $ 2,198,908 $ 2,884,227
Distributions reinvested 179,783 188,640
Cost of shares redeemed (2,563,087) (2,141,778)
Total Class Y $ (184,396) $ 931,089
Change in net assets resulting from capital transactions $ 328,550 $ 2,506,877
Share Transactions:
Class A
Issued 259,015 277,427
Reinvested 15,714 11,704
Redeemed (217,108) (131,049)
Total Class A 57,621 158,082
Class C
Issued 5,940 1,465
Reinvested 200 308
Redeemed (7,752) (2,512)
Total Class C (1,612) (739)
Class C2
Issued — 426
Reinvested — 2
Redeemed — (601)
Total Class C2 — (173)
Class R6
Issued 4,760 12,588
Reinvested 2,844 3,260
Redeemed (10,405) (9,849)
Total Class R6 (2,801) 5,999
Class Y
Issued 227,951 298,228
Reinvested 18,642 19,501
Redeemed (265,725) (221,419)
Total Class Y (19,132) 96,310
Change in Shares 34,076 259,479
* Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
39
See notes to financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund
Class A*
Year
Ended
March 31,
2026
Year
Ended
March 31,
2025
Year
Ended
March 31,
2024
Year
Ended
March 31,
2023
Year
Ended
March 31,
2022
Net Asset Value, Beginning of Period $9.65 $9.64 $9.53 $9.61 $9.71
Investment Activities:
Net investment income (loss)(a) 0.45 0.53 0.57 0.31 0.09
Net realized and unrealized gains (losses) (0.05) 0.02 0.12 (0.06) (0.07)
Total from Investment Activities 0.40 0.55 0.69 0.25 0.02
Distributions to Shareholders from:
Net investment income (0.45) (0.54) (0.57) (0.33) (0.12)
Return of capital — — (0.01) — —
Total Distributions (0.45) (0.54) (0.58) (0.33) (0.12)
Net Asset Value, End of Period $9.60 $9.65 $9.64 $9.53 $9.61
Total Return(b) 4.25% 5.85% 7.45% 2.62% 0.16%
Ratios to Average Net Assets:
Net Expenses(c) 0.58%(d) 0.58% 0.60% 0.60% 0.59%
Net Investment Income (Loss) 4.65% 5.54% 5.96% 3.21% 0.96%
Gross Expenses(c) 0.58%(d) 0.58% 0.60% 0.60% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $3,557,724 $3,021,146 $1,494,536 $1,126,767 $1,824,401
Portfolio Turnover(e) 54% 53% 57% 34% 52%
* Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the
Predecessor Fund received Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
40
See notes to financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund
Class C*
Year
Ended
March 31,
2026
Year
Ended
March 31,
2025
Year
Ended
March 31,
2024
Year
Ended
March 31,
2023
Year
Ended
March 31,
2022
Net Asset Value, Beginning of Period $9.66 $9.65 $9.53 $9.62 $9.72
Investment Activities:
Net investment income (loss)(a) 0.43 0.52 0.54 0.27 0.07
Net realized and unrealized gains (losses) (0.06) — 0.13 (0.06) (0.08)
Total from Investment Activities 0.37 0.52 0.67 0.21 (0.01)
Distributions to Shareholders from:
Net investment income (0.42) (0.51) (0.54) (0.30) (0.09)
Return of capital — — (0.01) — —
Total Distributions (0.42) (0.51) (0.55) (0.30) (0.09)
Net Asset Value, End of Period $9.61 $9.66 $9.65 $9.53 $9.62
Total Return(b) 3.93% 5.53% 7.24% 2.21% (0.14)%
Ratios to Average Net Assets:
Net Expenses(c) 0.88%(d) 0.88% 0.89% 0.91% 0.88%
Net Investment Income (Loss) 4.42% 5.34% 5.65% 2.85% 0.69%
Gross Expenses(c) 0.89%(d) 0.88% 0.89% 0.91% 0.88%
Supplemental Data:
Net Assets at end of period (000's) $42,475 $5,917 $7,571 $8,463 $15,861
Portfolio Turnover(e) 54% 53% 57% 34% 52%
* Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the
Predecessor Fund received Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund
Class R6*
Year
Ended
March 31,
2026
Year
Ended
March 31,
2025
Year
Ended
March 31,
2024
Year
Ended
March 31,
2023
Year
Ended
March 31,
2022
Net Asset Value, Beginning of Period $9.68 $9.67 $9.56 $9.64 $9.74
Investment Activities:
Net investment income (loss)(a) 0.47 0.57 0.60 0.35 0.12
Net realized and unrealized gains (losses) (0.05) — 0.12 (0.08) (0.08)
Total from Investment Activities 0.42 0.57 0.72 0.27 0.04
Distributions to Shareholders from:
Net investment income (0.47) (0.56) (0.60) (0.35) (0.14)
Return of capital — — (0.01) — —
Total Distributions (0.47) (0.56) (0.61) (0.35) (0.14)
Net Asset Value, End of Period $9.63 $9.68 $9.67 $9.56 $9.64
Total Return(b) 4.38% 6.09% 7.70% 2.86% 0.39%
Ratios to Average Net Assets:
Net Expenses(c) 0.35%(d) 0.35% 0.37% 0.38% 0.36%
Net Investment Income (Loss) 4.90% 5.85% 6.19% 3.71% 1.20%
Gross Expenses(c) 0.35%(d) 0.35% 0.37% 0.38% 0.36%
Supplemental Data:
Net Assets at end of period (000's) $522,936 $552,952 $494,518 $465,248 $382,288
Portfolio Turnover(e) 54% 53% 57% 34% 52%
* Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the
Predecessor Fund received Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
42
See notes to financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund
Class Y*
Year
Ended
March 31,
2026
Year
Ended
March 31,
2025
Year
Ended
March 31,
2024
Year
Ended
March 31,
2023
Year
Ended
March 31,
2022
Net Asset Value, Beginning of Period $9.67 $9.66 $9.54 $9.63 $9.73
Investment Activities:
Net investment income (loss)(a) 0.46 0.55 0.59 0.34 0.11
Net realized and unrealized gains (losses) (0.05) 0.02 0.13 (0.09) (0.08)
Total from Investment Activities 0.41 0.57 0.72 0.25 0.03
Distributions to Shareholders from:
Net investment income (0.47) (0.56) (0.59) (0.34) (0.13)
Return of capital — — (0.01) — —
Total Distributions (0.47) (0.56) (0.60) (0.34) (0.13)
Net Asset Value, End of Period $9.61 $9.67 $9.66 $9.54 $9.63
Total Return(b) 4.28% 6.00% 7.73% 2.67% 0.30%
Ratios to Average Net Assets:
Net Expenses(c) 0.44%(d) 0.44% 0.46% 0.45% 0.44%
Net Investment Income (Loss) 4.81% 5.74% 6.11% 3.53% 1.12%
Gross Expenses(c) 0.45%(d) 0.44% 0.46% 0.45% 0.44%
Supplemental Data:
Net Assets at end of period (000's) $3,958,931 $4,165,683 $3,232,507 $2,659,258 $2,725,842
Portfolio Turnover(e) 54% 53% 57% 34% 52%
* Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the
Predecessor Fund received Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
March 31, 2026
Victory Portfolios IV
43
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to the Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor
Fund”). The Predecessor Fund transferred all of the net assets of Class A, Class C, Class C2, Class K, and Class Y shares in exchange for the Fund’s Class A, Class C, Class C, Class R6, and Class Y shares, respectively, on April 1, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Reorganization
was structured so that the transfer of assets and liabilities did not result in any federal tax liability to the Predecessor Fund or its shareholders.
Shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the Predecessor Fund received Class A, Class C, Class C,
Class R6, and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the
Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 5).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Multi-Asset Ultrashort Income Fund Multi-Asset Ultrashort Income Fund Class A, Class C, Class R6, and
Class Y

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV
44
Portfolio securities listed or traded on securities exchanges, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Investments in open-end investment companies are valued at their net asset value (“NAV”). These valuations are typically categorized as Level
1 in the fair value hierarchy.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from an independent third party pricing service. If price information is not available, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited. These valuations are typically categorized as Level 2 in the fair value hierarchy.
Event-linked bonds are valued at the bid price obtained from an independent third-party pricing service. Other insurance-linked securities
(including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument. Event-linked bond valuations are typically categorized as Level 2 in the fair value hierarchy.
Other insurance-linked valuations are typically categorized as Level 3 in the fair value hierarchy.
Repurchase agreements are valued at cost, which approximates market value.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of March 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of March 31, 2026, there were no significant transfers into/out of Level 3.
Level 1 Level 2 Level 3 Total
Multi-Asset Ultrashort Income Fund
Asset-Backed Securities ......................................... $ — $ 1,368,810 $ 7,995 $ 1,376,805
Collateralized Loan Obligations ................................... — 1,301,592 — 1,301,592
Collateralized Mortgage Obligations ................................ — 1,156,212 610 1,156,822
Senior Secured Loans ........................................... — 155,336 — 155,336
Corporate Bonds .............................................. — 1,783,137 1,138 1,784,275
Insurance-Linked Securities ...................................... — 7,898 241 8,139
Yankee Dollars ............................................... — 928,544 — 928,544
U.S. Government Agency Mortgages ................................ — 249,295 — 249,295
Commercial Paper ............................................. — 705,244 — 705,244
Repurchase Agreements ......................................... — 547,840 — 547,840
Total ....................................................... $ — $ 8,203,908 $ 9,984 $ 8,213,892
Liabilities:
TBA Sales Commitments ........................................ $ — $ (106,753) $ — $ (106,753)
Total ....................................................... $ — $ (106,753) $ — $ (106,753)
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 608 — — 608
Total ....................................................... $ 608 $ — $ — $ 608
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV
45
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At March
31, 2026, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Insurance-Linked Securities ("ILS"):
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry significant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude specified by the instrument.
In addition to the specified trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the
Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV
46
TBAs :
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the
Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated
TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. The cash collateral held by the
Fund is reflected on the Statement of Assets and Liabilities under TBA sales commitments collateral.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Unfunded Loan Commitments:
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of March 31, 2026, the Fund had no unfunded loan commitment outstanding.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV
47
may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended March 31, 2026, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of March 31, 2026 (amounts in thousands):
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
March 31, 2026 (amounts in thousands):
All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at year end is representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of
Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of March 31.
For the year ended March 31, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Assets
Futures
contracts*
Interest Rate Risk Exposure: 608,000
Multi-Asset Ultrashort Income Fund ...................................................................... $ 608
Net realized gains
(losses) from
futures contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Interest Rate Risk Exposure: (669,000) 1,038,000
Multi-Asset Ultrashort Income Fund .................................................... $ (669) $ 1,038

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV
48
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended March 31, 2026, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of March 31, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended March 31, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and Fund
Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocating to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Multi-Asset Ultrashort Income Fund .................................. $ 3,507,466 $ 3,1 12 ,7 10 $ 733,172 $ 475,564
Multi-Asset Ultrashort Income Fund
Ownership %
Victory Pioneer Solutions – Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Adviser Fee Tier Rates
Up to $1 billion
Over $1 billion - $5
billion
Over $5 billion - $7.5
billion Over $7.5 billion
Multi-Asset Ultrashort Income Fund .......................... 0.35%, plus 0.30%, plus 0.25%, plus 0.20%

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV
49
Amounts incurred for the year ended March 31, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid through the year ended March 31, 2026, are reflected within Sub-Administration fees on the Statements of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC, serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the year ended March 31, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund's transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the year ended March 31, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.20% and 0.50%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the year ended March 31, 2026, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A and Class C. For the year ended March 31,
2026, the Distributor did not receive any commissions.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the year ended March 31, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of March 31, 2026, the expense limits (excluding voluntary waivers) were as follows:
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
Multi-Asset Ultrashort Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%
In effect until April 1, 2028
Class A Class C Class R6 Class Y
Multi-Asset Ultrashort Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 0.58% 0.88% 0.35% 0.44%

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV
50
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at March 31, 2026.
As of March 31, 2026, the following amounts in the table below represent the fiscal year-end in which the 24-month recoupment period expires.
These amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended March 31, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Duration Risk — The Duration seeks to measure the price sensitivity of a fixed income security to changes in interest rates. The longer a portfolio’s duration, the more sensitive it will be to changes in interest rates. The Fund’s average portfolio maturity may be greater than the
Fund’s average portfolio duration, and, accordingly, the Fund may be more sensitive to changes in yield or interest rates. A portfolio with negative duration may increase in value when interest rates rise, and generally incurs a loss when interest rates and yields fall. The assumptions that are made about a security’s features and options when calculating duration may prove to be incorrect. Duration is calculated by the Fund’s
Adviser, is not an exact measurement and may not reliably predict the Fund’s or a particular security’s price sensitivity to changes in yield or interest rates. The Fund’s Adviser may not be successful in its efforts to limit sensitivity to interest rate changes.
Interest Rate Risk — The market prices of the Fund's fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Duration is a measure of a fixed income security’s sensitivity to changes in interest rates. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities
(sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security generally will go down. Rising interest rates can lead to increased default rates, as issuers of floating rate securities find themselves faced with higher payments. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the Fund earns on its floating rate investments.
Credit Risk — If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. The values of lower-quality debt securities tend to be particularly sensitive to these changes. Changes in actual or perceived creditworthiness may occur quickly. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. The Fund also could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
March 31,
2028 Total
Multi-Asset Ultrashort Income Fund ............................................................... $ 517 $ 517

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV
51
Mortgage- and Asset-Backed Securities Risk — The value of mortgage-related securities, including commercial mortgage-backed securities, collateralized mortgage-backed securities, credit risk transfer securities, and asset-backed securities, will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. These securities are also subject to interest rate, prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss. For debt instruments secured by specific assts, those assets are often the sole source of principal and interest payments for the instrument. Should those assets underperform expectations or decline in value, the Fund could experience shortfalls in principal and interest.
7. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September
1, 2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January
28, 2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus an interest on amounts borrowed. Interest is based on the one-month Secured
Overnight Financing Rate plus 1.00 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of
Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended March 31, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended March 31, 2026.
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of March 31, 2026, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Total
Accumulated
Earnings
(Loss) Capital
Multi-Asset Ultrashort Income Fund ............................................................. $ 2,135 $ (2,135)

Notes to Financial Statements — continued
March 31, 2026
Victory Portfolios IV
52
As of March 31, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, derivatives, event-linked bonds, insurance linked securities, and the tax treatment of premium and amortization.
As of March 31, 2026, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of March 31, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Year Ended March 31, 2026
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Multi-Asset Ultrashort Income Fund .......................................................... $ 380,284 $ 380,284
Year Ended March 31, 2025
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Multi-Asset Ultrashort Income Fund .......................................................... $ 358,819 $ 358,819
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Multi-Asset Ultrashort Income Fund ................. $ (1,263) $ (1,263) $ (294,069) $ (39,951) $ (335,283)
Short-Term
Amount
Long-Term
Amount Total
Multi-Asset Ultrashort Income Fund ........................................ $ (162,051) $ (132,018) $ (294,069)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Multi-Asset Ultrashort Income Fund ...................... $ 8,254,174 $ 14,152 $ (54,434) $ (40,282)

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV and the Shareholders of Victory Pioneer Multi-Asset Ultrashort Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) (one
of the funds constituting Victory Portfolios IV), including the schedule of investments, as of March 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights")..
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of
March 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended March 31, 2023 and 2022 were audited by other auditors.
Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated May 25, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 27, 2026
We have served as the auditor of one or more of the Victory Pioneer investment companies since 2024.

Supplemental Information
March 31, 2026
Victory Portfolios IV
54
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended March 31, 2026, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
25671-0526

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Code of Ethics

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4)  Not Applicable

(a)(5)  Not Applicable

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Victory Portfolios IV

By (Signature and Title)      /s/ Carol D. Trevino
                                                Carol D. Trevino, Treasurer and Principal Financial Officer

Date       June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date       June 8, 2026

By (Signature and Title)     /s/ Carol D. Trevino
Carol D. Trevino, Treasurer and Principal Financial Officer

Date       June 8, 2026